UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 to September 30, 2024

Item 1: Reports to Shareholders.

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Grade Credit Fund Class A - VACFX

Voya Investment Grade Credit Fund Class I - VIGCX

Voya Investment Grade Credit Fund Class R6 - VIGTX

Voya Investment Grade Credit Fund Class W - VIGWX

Voya Securitized Credit Fund Class A - VCFAX

Voya Securitized Credit Fund Class I - VCFIX

Voya Securitized Credit Fund Class R6 - VCFRX

Voya Securitized Credit Fund Class W - VSCWX

Voya VACS Series EMHCD Fund Portfolio - VVIQX

Voya VACS Series SC Fund Portfolio - VVIRX

Voya Investment Grade Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class A: VACFX

This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$47	0.91%

Fund Statistics

  Total Net Assets$72,388,455
  # of Portfolio Holdings712
  Portfolio Turnover Rate233%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 08/15/34	5.1%
United States Treasury Notes, 4.350%, 05/15/54	1.0%
Goldman Sachs Group, Inc., 5.330%, 07/23/35	0.9%
United States Treasury Bonds, 4.125%, 08/15/44	0.7%
Banco Santander SA, 9.625%, 12/31/99	0.6%
Huntington Bancshares, Inc., 2.487%, 08/15/36	0.6%
Laboratory Corp. of America Holdings, 4.800%, 10/01/34	0.6%
Lloyds Banking Group PLC, 6.750%, 12/31/99	0.5%
United States Treasury Notes, 3.375%, 09/30/29	0.5%
United States Cellular Corp., 6.700%, 12/15/33	0.4%

Investment Type Allocation

Corporate Bonds/Notes
90.5%
U.S. Treasury Obligations
7.6%
Assets in Excess of Other Liabilities
1.9%
0%
20%
40%
60%
80%
100%

Value	Value
Assets in Excess of Other Liabilities	1.9%
U.S. Treasury Obligations	7.6%
Corporate Bonds/Notes	90.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Investment Grade Credit Fund

Class A: VACFX

92913M484-SAR

Voya Investment Grade Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class I: VIGCX

This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$34	0.66%

Fund Statistics

  Total Net Assets$72,388,455
  # of Portfolio Holdings712
  Portfolio Turnover Rate233%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 08/15/34	5.1%
United States Treasury Notes, 4.350%, 05/15/54	1.0%
Goldman Sachs Group, Inc., 5.330%, 07/23/35	0.9%
United States Treasury Bonds, 4.125%, 08/15/44	0.7%
Banco Santander SA, 9.625%, 12/31/99	0.6%
Huntington Bancshares, Inc., 2.487%, 08/15/36	0.6%
Laboratory Corp. of America Holdings, 4.800%, 10/01/34	0.6%
Lloyds Banking Group PLC, 6.750%, 12/31/99	0.5%
United States Treasury Notes, 3.375%, 09/30/29	0.5%
United States Cellular Corp., 6.700%, 12/15/33	0.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
U.S. Treasury Obligations	7.6%
Corporate Bonds/Notes	90.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Investment Grade Credit Fund

Class I: VIGCX

92913M476-SAR

Voya Investment Grade Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R6: VIGTX

This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$33	0.64%

Fund Statistics

  Total Net Assets$72,388,455
  # of Portfolio Holdings712
  Portfolio Turnover Rate233%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 08/15/34	5.1%
United States Treasury Notes, 4.350%, 05/15/54	1.0%
Goldman Sachs Group, Inc., 5.330%, 07/23/35	0.9%
United States Treasury Bonds, 4.125%, 08/15/44	0.7%
Banco Santander SA, 9.625%, 12/31/99	0.6%
Huntington Bancshares, Inc., 2.487%, 08/15/36	0.6%
Laboratory Corp. of America Holdings, 4.800%, 10/01/34	0.6%
Lloyds Banking Group PLC, 6.750%, 12/31/99	0.5%
United States Treasury Notes, 3.375%, 09/30/29	0.5%
United States Cellular Corp., 6.700%, 12/15/33	0.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
U.S. Treasury Obligations	7.6%
Corporate Bonds/Notes	90.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Investment Grade Credit Fund

Class R6: VIGTX

92913M864-SAR

Voya Investment Grade Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class W: VIGWX

This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$34	0.66%

Fund Statistics

  Total Net Assets$72,388,455
  # of Portfolio Holdings712
  Portfolio Turnover Rate233%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 08/15/34	5.1%
United States Treasury Notes, 4.350%, 05/15/54	1.0%
Goldman Sachs Group, Inc., 5.330%, 07/23/35	0.9%
United States Treasury Bonds, 4.125%, 08/15/44	0.7%
Banco Santander SA, 9.625%, 12/31/99	0.6%
Huntington Bancshares, Inc., 2.487%, 08/15/36	0.6%
Laboratory Corp. of America Holdings, 4.800%, 10/01/34	0.6%
Lloyds Banking Group PLC, 6.750%, 12/31/99	0.5%
United States Treasury Notes, 3.375%, 09/30/29	0.5%
United States Cellular Corp., 6.700%, 12/15/33	0.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
U.S. Treasury Obligations	7.6%
Corporate Bonds/Notes	90.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Investment Grade Credit Fund

Class W: VIGWX

92913M286-SAR

Voya Securitized Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class A: VCFAX

This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$52	1.00%

Fund Statistics

  Total Net Assets$849,010,084
  # of Portfolio Holdings588
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

RFM Reremic Trust - Class AB64, 2.239%, 03/01/50	1.3%
RFM Reremic Trust - Class AB60, 2.390%, 11/08/49	1.0%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Symphony CLO 43 Ltd. - Class C, 7.877%, 04/15/37	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 8.680%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 10.030%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
GAM Re-REMIC Trust - Class 1D, 11/29/50	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%

Investment Type Allocation

Collateralized Mortgage Obligations
35.6%
Commercial Mortgage-Backed Securities
33.9%
Asset-Backed Securities
25.7%
Assets in Excess of Other Liabilities
4.8%
0%
10%
20%
30%
40%

Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	25.7%
Commercial Mortgage-Backed Securities	33.9%
Collateralized Mortgage Obligations	35.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Securitized Credit Fund

Class A: VCFAX

92913M740-SAR

Voya Securitized Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class I: VCFIX

This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.68%

Fund Statistics

  Total Net Assets$849,010,084
  # of Portfolio Holdings588
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

RFM Reremic Trust - Class AB64, 2.239%, 03/01/50	1.3%
RFM Reremic Trust - Class AB60, 2.390%, 11/08/49	1.0%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Symphony CLO 43 Ltd. - Class C, 7.877%, 04/15/37	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 8.680%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 10.030%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
GAM Re-REMIC Trust - Class 1D, 11/29/50	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	25.7%
Commercial Mortgage-Backed Securities	33.9%
Collateralized Mortgage Obligations	35.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Securitized Credit Fund

Class I: VCFIX

92913M732-SAR

Voya Securitized Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R6: VCFRX

This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$34	0.65%

Fund Statistics

  Total Net Assets$849,010,084
  # of Portfolio Holdings588
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

RFM Reremic Trust - Class AB64, 2.239%, 03/01/50	1.3%
RFM Reremic Trust - Class AB60, 2.390%, 11/08/49	1.0%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Symphony CLO 43 Ltd. - Class C, 7.877%, 04/15/37	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 8.680%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 10.030%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
GAM Re-REMIC Trust - Class 1D, 11/29/50	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	25.7%
Commercial Mortgage-Backed Securities	33.9%
Collateralized Mortgage Obligations	35.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Securitized Credit Fund

Class R6: VCFRX

92913M112-SAR

Voya Securitized Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class W: VSCWX

This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$39	0.75%

Fund Statistics

  Total Net Assets$849,010,084
  # of Portfolio Holdings588
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

RFM Reremic Trust - Class AB64, 2.239%, 03/01/50	1.3%
RFM Reremic Trust - Class AB60, 2.390%, 11/08/49	1.0%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Symphony CLO 43 Ltd. - Class C, 7.877%, 04/15/37	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 8.680%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 10.030%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
GAM Re-REMIC Trust - Class 1D, 11/29/50	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	25.7%
Commercial Mortgage-Backed Securities	33.9%
Collateralized Mortgage Obligations	35.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Securitized Credit Fund

Class W: VSCWX

92913M310-SAR

Voya VACS Series EMHCD Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Portfolio: VVIQX

This semi-annual shareholder report contains important information about Voya VACS Series EMHCD Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$6	0.11%

Fund Statistics

  Total Net Assets$111,966,841
  # of Portfolio Holdings219
  Portfolio Turnover Rate51%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bahrain Government International Bond, 7.375%, 05/14/30	1.6%
Petroleos Mexicanos, 6.500%, 03/13/27	1.6%
Romanian Government International Bond, 6.375%, 01/30/34	1.4%
Indonesia Government International Bond, 8.500%, 10/12/35	1.3%
Republic of South Africa Government International Bond, 4.300%, 10/12/28	1.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/34	1.1%
Mexico Government International Bond, 6.338%, 05/04/53	1.1%
Saudi Government International Bond, 3.450%, 02/02/61	1.0%
OQ SAOC, 5.125%, 05/06/28	1.0%
Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/34	1.0%

Investment Type Allocation

Sovereign Bonds
58.1%
Corporate Bonds/Notes
40.2%
Assets in Excess of Other Liabilities
1.7%
0%
10%
20%
30%
40%
50%
60%

Value	Value
Assets in Excess of Other Liabilities	1.7%
Corporate Bonds/Notes	40.2%
Sovereign Bonds	58.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya VACS Series EMHCD Fund

Portfolio: VVIQX

92919X104-SAR

Voya VACS Series SC Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Portfolio: VVIRX

This semi-annual shareholder report contains important information about Voya VACS Series SC Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$3	0.05%

Fund Statistics

  Total Net Assets$202,128,822
  # of Portfolio Holdings256
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.390%, 11/08/49	1.8%
Freddie Mac STACR REMIC Trust - Class B1, 8.680%, 01/25/42	1.5%
Freddie Mac STACR REMIC Trust - Class B1, 10.030%, 02/25/42	1.5%
GAM Re-REMIC Trust - Class 1D, 11/29/50	1.3%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	1.3%
BMD2 Re-Remic Trust - Class 6B10, 2.440%, 05/25/52	1.0%
RFM Reremic Trust - Class AB64, 2.239%, 03/01/50	1.0%
Fannie Mae Connecticut Avenue Securities - Class 1B1, 10.830%, 01/25/43	1.0%
GAM RE-REMIC TRUST - Class CK44, 09/27/51	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.9%

Investment Type Allocation

Collateralized Mortgage Obligations
35.9%
Commercial Mortgage-Backed Securities
35.6%
Asset-Backed Securities
22.7%
Assets in Excess of Other Liabilities
5.8%
0%
10%
20%
30%
40%

Value	Value
Assets in Excess of Other Liabilities	5.8%
Asset-Backed Securities	22.7%
Commercial Mortgage-Backed Securities	35.6%
Collateralized Mortgage Obligations	35.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya VACS Series SC Fund

Portfolio: VVIRX

92919X203-SAR

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other

Information

September 30, 2024

Classes A, I, R6 and W

Fixed-Income Fund

■	Voya Investment Grade Credit Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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Statement of Assets and Liabilities	1
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Portfolio of Investments	17

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$70,980,864
Short-term investments at fair value†	1,300,749
Cash	1,158,261
Cash collateral for futures contracts	213,873
Receivables:
Investment securities sold	3,218,144
Fund shares sold	422,273
Interest	736,411
Variation margin on futures contracts	18,620
Prepaid expenses	33,662
Reimbursement due from Investment Adviser	11,282
Other assets	6,402
Total assets	78,100,541
LIABILITIES:
Income distribution payable	297,875
Payable for investment securities purchased	3,782,001
Payable for fund shares redeemed	209,813
Payable upon receipt of securities loaned	1,300,749
Payable for investment management fees	28,688
Payable for distribution and shareholder service fees	171
Payable to trustees under the deferred compensation plan (Note 6)	6,402
Payable for trustee fees	161
Other accrued expenses and liabilities	86,226
Total liabilities	5,712,086
NET ASSETS	$72,388,455
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$113,758,331
Total distributable loss	(41,369,876)
NET ASSETS	$72,388,455
+ Including securities loaned at value	$1,262,085
* Cost of investments in securities	$68,644,785
† Cost of short-term investments	$1,300,749

See Accompanying Notes to Financial Statements

1

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited)(continued)

Class A
Net assets	$863,148
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	91,193
Net asset value and redemption price per share†	$9.47
Maximum offering price per share (2.50%)(1)	$9.71
Class I
Net assets	$70,210,379
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,406,726
Net asset value and redemption price per share	$9.48
Class R6
Net assets	$385,391
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	40,708
Net asset value and redemption price per share	$9.47
Class W
Net assets	$929,537
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	98,590
Net asset value and redemption price per share	$9.43

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the six months ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$1,737,258
Securities lending income, net	5,291
Other	134
Total investment income	1,742,683
EXPENSES:
Investment management fees	161,825
Distribution and shareholder service fees:
Class A	997
Transfer agent fees:
Class A	1,224
Class I	20,548
Class R6	10
Class W	1,432
Shareholder reporting expense	9,365
Registration fees	36,745
Professional fees	22,032
Custody and accounting expense	37,462
Trustee fees	807
Miscellaneous expense	14,188
Total expenses	306,635
Waived and reimbursed fees	(93,401)
Net expenses	213,234
Net investment income	1,529,449
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	942,182
Futures	(107,124)
Net realized gain	835,058
Net change in unrealized appreciation on:
Investments	1,605,604
Futures	56,445
Net change in unrealized appreciation (depreciation)	1,662,049
Net realized and unrealized gain	2,497,107
Increase in net assets resulting from operations	$4,026,556

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment income	$1,529,449	$4,431,900
Net realized gain (loss)	835,058	(7,679,114)
Net change in unrealized appreciation (depreciation)	1,662,049	3,322,480
Increase in net assets resulting from operations	4,026,556	75,266
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(18,676)	(38,623)
Class I	(1,544,509)	(2,618,699)
Class R6	(9,740)	(388,662)
Class W	(23,062)	(1,313,077)
Total distributions	(1,595,987)	(4,359,061)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,817,041	56,359,544
Reinvestment of distributions	1,587,395	4,324,569
	14,404,436	60,684,113
Cost of shares redeemed	(4,814,029)	(110,539,222)
Net increase (decrease) in net assets resulting from capital share transactions	9,590,407	(49,855,109)
Net increase (decrease) in net assets	12,020,976	(54,138,904)
NET ASSETS:
Beginning of year or period	60,367,479	114,506,383
End of year or period	$72,388,455	$60,367,479

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-24+	9.14	0.21	•	0.33	0.54	0.21	—	—	0.21	—	9.47	6.07	1.43	0.91	0.91	4.49	863	233
03-31-24	9.18	0.40	•	(0.04)	0.36	0.40	—	—	0.40	—	9.14	4.14	1.28	0.91	0.91	4.43	907	432
03-31-23	10.18	0.31	•	(1.01)	(0.70)	0.30	—	—	0.30	—	9.18	(6.83)	0.98	0.90	0.90	3.32	890	269
03-31-22	11.04	0.20	•	(0.71)	(0.51)	0.22	0.12	0.01	0.35	—	10.18	(4.85)	1.06	0.90	0.90	1.84	934	259
03-31-21	10.60	0.22	•	1.02	1.24	0.24	0.56	—	0.80	—	11.04	11.53	1.03	0.90	0.90	1.90	1,329	349
03-31-20	10.68	0.28	•	0.25	0.53	0.29	0.32	—	0.61	—	10.60	4.80	1.05	0.90	0.90	2.55	421	553
Class I
09-30-24+	9.15	0.22	•	0.34	0.56	0.23	—	—	0.23	—	9.48	6.19	0.94	0.66	0.66	4.73	70,210	233
03-31-24	9.20	0.42	•	(0.04)	0.38	0.43	—	—	0.43	—	9.15	4.28	0.92	0.66	0.66	4.68	57,994	432
03-31-23	10.19	0.33	•	(1.00)	(0.67)	0.32	—	—	0.32	—	9.20	(6.48)	0.66	0.65	0.65	3.60	50,092	269
03-31-22	11.05	0.23	•	(0.72)	(0.49)	0.24	0.12	0.01	0.37	—	10.19	(4.60)	0.66	0.65	0.65	2.11	35,622	259
03-31-21	10.61	0.24	•	1.03	1.27	0.27	0.56	—	0.83	—	11.05	11.80	0.64	0.64	0.64	2.11	20,147	349
03-31-20	10.68	0.32	•	0.25	0.57	0.32	0.32	—	0.64	—	10.61	5.16	0.65	0.65	0.65	2.84	1,595	553
Class R6
09-30-24+	9.14	0.22	•	0.34	0.56	0.23	—	—	0.23	—	9.47	6.21	0.88	0.64	0.64	4.76	385	233
03-31-24	9.18	0.42	•	(0.03)	0.39	0.43	—	—	0.43	—	9.14	4.41	0.83	0.64	0.64	4.68	485	432
03-31-23	10.18	0.34	•	(1.02)	(0.68)	0.32	—	—	0.32	—	9.18	(6.58)	0.66	0.63	0.63	3.70	12,222	269
03-31-22	11.04	0.24	•	(0.72)	(0.48)	0.25	0.12	0.01	0.38	—	10.18	(4.59)	1.27	0.63	0.63	2.20	521	259
03-31-21	10.61	0.27	•	0.99	1.26	0.27	0.56	—	0.83	—	11.04	11.72	1.41	0.63	0.63	2.28	80	349
03-31-20	10.68	0.31	•	0.27	0.58	0.33	0.32	—	0.65	—	10.61	5.18	1.35	0.63	0.63	2.82	87	553
Class W
09-30-24+	9.10	0.22	•	0.34	0.56	0.23	—	—	0.23	—	9.43	6.21	1.18	0.66	0.66	4.74	930	233
03-31-24	9.17	0.42	•	(0.06)	0.36	0.43	—	—	0.43	—	9.10	4.06	1.03	0.66	0.66	4.66	980	432
03-31-23	10.16	0.34	•	(1.01)	(0.67)	0.32	—	—	0.32	—	9.17	(6.52)	0.73	0.65	0.65	3.70	51,301	269
03-31-22	11.02	0.23	•	(0.72)	(0.49)	0.24	0.12	0.01	0.37	—	10.16	(4.62)	0.81	0.65	0.65	2.10	386	259
03-31-21	10.59	0.25	•	1.01	1.26	0.27	0.56	—	0.83	—	11.02	11.72	0.78	0.65	0.65	2.16	327	349
03-31-20	10.67	0.31	•	0.25	0.56	0.32	0.32	—	0.64	—	10.59	5.07	0.80	0.65	0.65	2.83	3	553

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class I, Class R6 and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2024, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2024, the Fund had an average notional value of $11,290,990 and $10,205,786 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at September 30, 2024.

E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/ or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets.

Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, the Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, the Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. The Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

The Fund may sell credit default swaps which expose the Fund to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

During the period ended September 30, 2024, the Fund had bought credit protection on credit default swap indices (“CDX”) with an average notional amount of $6,559,000 to hedge the credit risk associated with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to buy or sell protection at September 30, 2024.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

Purchases	Sales
$83,541,924	$77,208,513

U.S. government securities not included above were as follows:

Purchases	Sales
$73,307,959	$70,448,191

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/ or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the

Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2024, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:	$494

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2024, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial Inc. or affiliated investment companies that owned more than 5% of the Fund.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2024, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

Class A	Class I	Class R6	Class W
0.90%	0.65%	0.63%	0.65%

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

September 30,
2025	2026	2027	Total
$2,538	$48,075	$205,539	$256,152

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of September 30, 2024, are as follows:

	September 30,
	2025	2026	2027	Total
Class A	$1,496	$1,297	$1,921	$4,714
Class I	—	25,650	29,995	55,645

	September 30,
	2025	2026	2027	Total
Class R6	3,072	2,269	10	5,351
Class W	7,178	84,401	1,325	92,904

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024. Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the period ended September 30, 2024.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2024	14,460	—	1,983	(24,540)	—	(8,097)	135,321	—	18,157	(222,431)	—	(68,953)
3/31/2024	11,701	—	4,294	(13,655)	—	2,340	105,548	—	38,621	(122,452)	—	21,717
Class I
9/30/2024	1,365,191	—	167,344	(463,267)	—	1,069,268	12,545,628	—	1,537,112	(4,228,453)	—	9,854,287
3/31/2024	2,747,115	—	289,017	(2,145,987)	—	890,145	24,942,544	—	2,602,096	(19,149,181)	—	8,395,459
Class R6
9/30/2024	12,958	—	990	(26,354)	—	(12,406)	117,932	—	9,065	(239,574)	—	(112,577)
3/31/2024	1,053,026	—	41,186	(2,371,808)	—	(1,277,596)	9,690,734	—	371,374	(20,943,109)	—	(10,881,001)
Class W
9/30/2024	2,000	—	2,529	(13,651)	—	(9,122)	18,160	—	23,061	(123,571)	—	(82,350)
3/31/2024	2,351,432	—	146,249	(7,985,486)	—	(5,487,805)	21,620,718	—	1,312,478	(70,324,480)	—	(47,391,284)

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2024:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$137,150	$(137,150)	$—
Citigroup Global
Markets Inc.	118,837	(118,837)	—
Goldman, Sachs &
Co. LLC	136,930	(136,930)	—
HSBC Securities
(USA) Inc.	188,276	(188,276)	—
J.P. Morgan Securities
LLC	55,966	(55,966)	—
Jefferies LLC	10,413	(10,413)	—
Mizuho Securities
USA LLC.	118,718	(118,718)	—
Morgan Stanley & Co.
LLC	122,771	(122,771)	—
NatWest Markets
Securities Inc.	135,911	(135,911)	—
TD Securities (USA)
Inc.	30,349	(30,349)	—
Truist Securities INC	53,628	(53,628)	—
US Bancorp
Investments	153,136	(153,136)	—
Total	$1,262,085	$(1,262,085)	$—

(1)	Cash collateral with a fair value of $1,300,749 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns, straddle loss deferrals and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Year Ended	Year Ended
March 31, 2024	March 31, 2023
Ordinary	Ordinary
Income	Income
$4,359,061	$9,859,417

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2024 were:

Undistributed	Unrealized				Total
Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$163,848	$(799,551)	$(12,999,448)	Short-term	$(1,267)	$(43,800,445)
		(30,164,027)	Long-term
$(43,163,475)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2024, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0387	November 1, 2024	Daily
Class I	$0.0407	November 1, 2024	Daily
Class R6	$0.0408	November 1, 2024	Daily
Class W	$0.0405	November 1, 2024	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 90.5%
	Basic Materials: 1.9%
62,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	$63,675	0.1
106,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	111,842	0.2
130,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	136,296	0.2
30,000	BHP Billiton Finance USA Ltd., 5.500%, 09/08/2053	32,044	0.0
78,000	Dow Chemical Co., 4.375%, 11/15/2042	68,804	0.1
85,000	Huntsman International LLC, 5.700%, 10/15/2034	84,352	0.1
40,000	Newmont Corp. / Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	37,844	0.0
48,000	Newmont Corp. / Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	42,645	0.1
220,000	Nutrien Ltd., 2.950%, 05/13/2030	204,767	0.3
26,000	Nutrien Ltd., 4.900%, 03/27/2028	26,529	0.0
122,000	Nutrien Ltd., 5.400%, 06/21/2034	126,374	0.2
10,000	Nutrien Ltd., 5.875%, 12/01/2036	10,721	0.0
25,000	Nutrien Ltd., 5.950%, 11/07/2025	25,398	0.0
102,000	RPM International, Inc., 2.950%, 01/15/2032	90,470	0.1
52,000	Sherwin-Williams Co., 4.500%, 06/01/2047	47,475	0.1
130,000	Sherwin-Williams Co., 4.800%, 09/01/2031	132,661	0.2
60,000	Steel Dynamics, Inc., 5.375%, 08/15/2034	61,967	0.1
81,000	Westlake Corp., 3.125%, 08/15/2051	54,846	0.1
		1,358,710	1.9

	Communications: 7.8%
144,000	AT&T, Inc., 3.500%, 06/01/2041	117,920	0.2
146,000	AT&T, Inc., 3.550%, 09/15/2055	106,885	0.1
178,000	AT&T, Inc., 3.650%, 09/15/2059	129,258	0.2
136,000	AT&T, Inc., 3.800%, 12/01/2057	103,055	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
80,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	$49,442	0.1
107,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	72,836	0.1
220,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	168,535	0.2
165,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	134,919	0.2
112,000	Cisco Systems, Inc., 4.950%, 02/26/2031	117,104	0.2
260,000	Cisco Systems, Inc., 5.300%, 02/26/2054	276,066	0.4
80,000	Cisco Systems, Inc., 5.350%, 02/26/2064	85,025	0.1
90,000	Comcast Corp., 2.937%, 11/01/2056	58,876	0.1
109,000	Comcast Corp., 3.200%, 07/15/2036	93,661	0.1
101,000	Comcast Corp., 3.250%, 11/01/2039	82,664	0.1
55,000	Comcast Corp., 5.300%, 06/01/2034	57,963	0.1
174,000	Comcast Corp., 5.500%, 05/15/2064	180,060	0.3
85,000	Comcast Corp., 5.650%, 06/15/2035	91,464	0.1
17,000	Comcast Corp., 6.500%, 11/15/2035	19,531	0.0
80,000 (1)	Cox Communications, Inc., 5.950%, 09/01/2054	80,041	0.1
126,000	Meta Platforms, Inc., 5.400%, 08/15/2054	132,103	0.2
159,000	Meta Platforms, Inc., 5.550%, 08/15/2064	169,964	0.2
56,000	Meta Platforms, Inc., 5.750%, 05/15/2063	61,433	0.1
130,000 (1)	Netflix, Inc., 4.875%, 06/15/2030	134,158	0.2
135,000	Netflix, Inc., 5.400%, 08/15/2054	143,030	0.2
145,000	Netflix, Inc., 5.875%, 11/15/2028	154,573	0.2

See Accompanying Notes to Financial Statements

 17

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
119,000 (2)	Paramount Global, 3.700%, 06/01/2028	$113,043	0.2
9,000 (2)	Paramount Global, 4.200%, 05/19/2032	7,983	0.0
52,000	Paramount Global, 5.850%, 09/01/2043	45,374	0.1
109,000	Rogers Communications, Inc., 4.550%, 03/15/2052	94,473	0.1
228,000	Sprint Capital Corp., 6.875%, 11/15/2028	249,113	0.3
161,000	Sprint Capital Corp., 8.750%, 03/15/2032	199,882	0.3
45,000	Time Warner Cable Enterprises LLC, 8.375%, 07/15/2033	51,807	0.1
153,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	148,873	0.2
12,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	10,699	0.0
56,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	54,618	0.1
32,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	29,834	0.0
21,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	19,112	0.0
56,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	53,791	0.1
58,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	54,634	0.1
136,000 (2)	T-Mobile USA, Inc., 4.200%, 10/01/2029	135,441	0.2
65,000	T-Mobile USA, Inc., 4.700%, 01/15/2035	64,801	0.1
71,000	T-Mobile USA, Inc., 5.250%, 06/15/2055	70,706	0.1
101,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	107,437	0.1
261,000	Uber Technologies, Inc., 5.350%, 09/15/2054	259,023	0.4
281,000	United States Cellular Corp., 6.700%, 12/15/2033	313,773	0.4
44,000	Verizon Communications, Inc., 1.750%, 01/20/2031	37,547	0.1
168,000	Verizon Communications, Inc., 2.355%, 03/15/2032	144,789	0.2
38,000	Verizon Communications, Inc., 2.550%, 03/21/2031	33,944	0.0
107,000	Verizon Communications, Inc., 4.500%, 08/10/2033	105,767	0.1
38,000	Verizon Communications, Inc., 4.812%, 03/15/2039	37,432	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
92,000	Verizon Communications, Inc., 5.500%, 02/23/2054	$96,516	0.1
104,000	Verizon Communications, Inc., 6.550%, 09/15/2043	122,070	0.2
129,000	Vodafone Group PLC, 5.875%, 06/28/2064	133,154	0.2
		5,616,202	7.8

	Consumer, Cyclical: 7.0%
63,316	American Airlines Pass Through Trust 2015-2, A, 4.000%, 03/22/2029	60,502	0.1
47,785	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	46,304	0.1
80,848	American Airlines Pass Through Trust 2016-2, A, 3.650%, 12/15/2029	75,510	0.1
199,512	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	189,304	0.3
43,388	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	40,902	0.1
14,181	American Airlines Pass Through Trust 2017-2, A, 3.600%, 04/15/2031	13,111	0.0
65,501	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	61,941	0.1
54,000	American Honda Finance Corp., 5.650%, 11/15/2028	57,076	0.1
47,000	American Honda Finance Corp., GMTN, 5.125%, 07/07/2028	48,582	0.1
7,024	Delta Air Lines Pass Through Trust 20-1, A, 2.500%, 12/10/2029	6,623	0.0
200,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	194,846	0.3
119,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	101,909	0.1
170,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	176,006	0.2
48,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	50,009	0.1
90,000	Genuine Parts Co., 4.950%, 08/15/2029	91,583	0.1

See Accompanying Notes to Financial Statements

 18

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
132,000	Home Depot, Inc., 2.700%, 04/15/2030	$122,835	0.2
68,000	Home Depot, Inc., 3.300%, 04/15/2040	56,869	0.1
31,000	Home Depot, Inc., 3.625%, 04/15/2052	24,964	0.0
28,000 (2)	Home Depot, Inc., 4.950%, 09/15/2052	27,956	0.0
45,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	46,100	0.1
45,000	Hyatt Hotels Corp., 5.500%, 06/30/2034	46,012	0.1
65,000 (1)	Hyundai Capital America, 4.550%, 09/26/2029	64,886	0.1
95,000 (1)	Hyundai Capital America, 4.750%, 09/26/2031	94,554	0.1
27,000 (1)	Hyundai Capital America, 5.400%, 01/08/2031	27,925	0.0
82,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	85,090	0.1
136,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	143,547	0.2
31,000	Lowe’s Cos., Inc., 4.450%, 04/01/2062	26,286	0.0
40,000	Lowe’s Cos., Inc., 4.650%, 04/15/2042	37,618	0.1
31,000	Lowe’s Cos., Inc., 5.750%, 07/01/2053	32,747	0.0
26,000	Lowe’s Cos., Inc., 5.800%, 09/15/2062	27,264	0.0
42,000	Lowe’s Cos., Inc., 5.850%, 04/01/2063	44,556	0.1
95,000	Marriott International, Inc., 4.800%, 03/15/2030	96,387	0.1
42,000	Marriott International, Inc., 5.350%, 03/15/2035	43,064	0.1
39,000	McDonald’s Corp., MTN, 5.700%, 02/01/2039	42,466	0.1
284,000	MDC Holdings, Inc., 2.500%, 01/15/2031	251,029	0.3
195,000	MDC Holdings, Inc., 3.850%, 01/15/2030	188,920	0.3
13,200 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	13,374	0.0
95,000	O’Reilly Automotive, Inc., 5.000%, 08/19/2034	96,183	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
290,000	PACCAR Financial Corp., 4.000%, 09/26/2029	$289,366	0.4
205,000 (1)	Panasonic Holdings Corp., 5.302%, 07/16/2034	211,391	0.3
100,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	106,879	0.1
65,000	Toyota Motor Credit Corp., MTN, 4.800%, 01/05/2034	66,320	0.1
50,295	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	51,376	0.1
133,792	United Airlines Pass Through Trust 20-1, B, 4.875%, 07/15/2027	132,649	0.2
84,900	United Airlines Pass Through Trust 2014-1, A, 4.000%, 10/11/2027	83,665	0.1
49,983	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	46,839	0.1
112,177	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	105,864	0.1
119,510	United Airlines Pass Through Trust 2019-2, A, 2.900%, 11/01/2029	109,640	0.1
146,284	US Airways Pass Through Trust 2012-2, A, 4.625%, 12/03/2026	145,739	0.2
176,266	US Airways Pass Through Trust 2013-1, A, 3.950%, 05/15/2027	174,098	0.2
139,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	134,434	0.2
156,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	127,425	0.2
402,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	310,299	0.4
81,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	62,115	0.1
55,000	WW Grainger, Inc., 3.750%, 05/15/2046	46,018	0.1
		5,058,957	7.0

	Consumer, Non-cyclical: 14.9%
82,000	AbbVie, Inc., 4.050%, 11/21/2039	75,786	0.1
21,000	AbbVie, Inc., 4.625%, 10/01/2042	20,194	0.0
100,000	AbbVie, Inc., 5.050%, 03/15/2034	104,490	0.1

See Accompanying Notes to Financial Statements

 19

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
61,000	AbbVie, Inc., 5.350%, 03/15/2044	$64,395	0.1
97,000	AbbVie, Inc., 5.500%, 03/15/2064	103,658	0.1
76,000	Altria Group, Inc., 6.200%, 11/01/2028	80,968	0.1
19,000 (2)	Amgen, Inc., 2.300%, 02/25/2031	16,835	0.0
47,000	Amgen, Inc., 2.450%, 02/21/2030	42,942	0.1
110,000	Amgen, Inc., 3.150%, 02/21/2040	87,834	0.1
52,000	Amgen, Inc., 5.250%, 03/02/2030	54,272	0.1
176,000	Amgen, Inc., 5.650%, 03/02/2053	185,272	0.3
65,000	Amgen, Inc., 5.750%, 03/02/2063	68,664	0.1
240,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	236,551	0.3
113,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	109,044	0.1
142,000	Astrazeneca Finance LLC, 4.850%, 02/26/2029	146,485	0.2
118,000	BAT Capital Corp., 7.079%, 08/02/2043	135,315	0.2
54,000	BAT Capital Corp., 7.081%, 08/02/2053	62,709	0.1
97,000	Becton Dickinson & Co., 4.693%, 02/13/2028	98,282	0.1
142,000	Bristol-Myers Squibb Co., 4.900%, 02/22/2029	146,821	0.2
70,000	Bristol-Myers Squibb Co., 5.650%, 02/22/2064	74,241	0.1
83,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	97,701	0.1
95,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	94,786	0.1
67,000	Bunge Ltd. Finance Corp., 4.650%, 09/17/2034	66,881	0.1
110,000	Cardinal Health, Inc., 5.125%, 02/15/2029	113,182	0.2
55,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	47,158	0.1
42,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	37,952	0.1
22,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	19,117	0.0
79,000	Centene Corp., 2.450%, 07/15/2028	72,821	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
81,000	Centene Corp., 3.000%, 10/15/2030	$72,572	0.1
16,000	Cigna Corp., 3.200%, 03/15/2040	12,650	0.0
143,000	Cigna Group, 4.800%, 08/15/2038	139,395	0.2
103,000	Coca-Cola Co., 5.200%, 01/14/2055	108,151	0.1
45,000	Coca-Cola Co., 5.400%, 05/13/2064	48,208	0.1
73,000	Constellation Brands, Inc., 4.800%, 01/15/2029	74,365	0.1
121,000 (1)	CSL Finance PLC, 5.417%, 04/03/2054	125,691	0.2
51,000	CVS Health Corp., 2.700%, 08/21/2040	36,237	0.0
41,000	CVS Health Corp., 4.125%, 04/01/2040	35,137	0.0
186,000	CVS Health Corp., 4.780%, 03/25/2038	175,578	0.2
53,000	CVS Health Corp., 5.000%, 01/30/2029	54,131	0.1
40,000	CVS Health Corp., 5.625%, 02/21/2053	39,500	0.1
85,000 (2)	CVS Health Corp., 5.700%, 06/01/2034	88,708	0.1
35,000	CVS Health Corp., 5.875%, 06/01/2053	35,642	0.0
122,000	CVS Health Corp., 6.000%, 06/01/2044	126,169	0.2
15,000	CVS Health Corp., 6.000%, 06/01/2063	15,307	0.0
23,000	CVS Health Corp., 6.050%, 06/01/2054	24,012	0.0
188,000 (1)	Element Fleet Management Corp., 6.319%, 12/04/2028	200,438	0.3
64,000	Elevance Health, Inc., 2.875%, 09/15/2029	60,055	0.1
145,000	Eli Lilly & Co., 4.600%, 08/14/2034	147,331	0.2
60,000	Eli Lilly & Co., 5.000%, 02/09/2054	61,047	0.1
116,000	Eli Lilly & Co., 5.050%, 08/14/2054	118,960	0.2
119,000	Eli Lilly & Co., 5.200%, 08/14/2064	122,929	0.2
65,000	Eli Lilly & Co., 5.550%, 03/15/2037	71,892	0.1
198,000	Equifax, Inc., 2.600%, 12/15/2025	193,612	0.3
177,000	Equifax, Inc., 5.100%, 06/01/2028	181,357	0.2
155,000	GE HealthCare Technologies, Inc., 4.800%, 08/14/2029	157,968	0.2
196,000	Global Payments, Inc., 4.450%, 06/01/2028	195,327	0.3

See Accompanying Notes to Financial Statements

 20

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
294,000	GXO Logistics, Inc., 6.250%, 05/06/2029	$309,560	0.4
44,000	HCA, Inc., 2.375%, 07/15/2031	38,064	0.1
32,000	HCA, Inc., 3.375%, 03/15/2029	30,565	0.0
40,000	HCA, Inc., 3.500%, 09/01/2030	37,707	0.1
90,000	HCA, Inc., 4.125%, 06/15/2029	88,616	0.1
81,000	HCA, Inc., 5.125%, 06/15/2039	79,943	0.1
86,000	HCA, Inc., 5.250%, 06/15/2049	81,712	0.1
71,000	HCA, Inc., 5.600%, 04/01/2034	74,012	0.1
20,000	HCA, Inc., 5.875%, 02/01/2029	20,966	0.0
57,000	HCA, Inc., 6.000%, 04/01/2054	60,268	0.1
51,000	HCA, Inc., 6.100%, 04/01/2064	53,765	0.1
51,000	Humana, Inc., 5.750%, 03/01/2028	53,201	0.1
65,000	Humana, Inc., 5.750%, 12/01/2028	68,400	0.1
51,000	Johnson & Johnson, 2.100%, 09/01/2040	37,102	0.1
81,000	Johnson & Johnson, 3.625%, 03/03/2037	75,249	0.1
50,000	Johnson & Johnson, 5.850%, 07/15/2038	57,343	0.1
60,000	Kenvue, Inc., 4.900%, 03/22/2033	62,129	0.1
48,000	Kenvue, Inc., 5.050%, 03/22/2053	49,365	0.1
44,000	Kenvue, Inc., 5.100%, 03/22/2043	45,546	0.1
47,000	Kenvue, Inc., 5.200%, 03/22/2063	48,307	0.1
49,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	50,587	0.1
69,000	Kraft Heinz Foods Co., 5.000%, 06/04/2042	67,413	0.1
68,000	Kraft Heinz Foods Co., 5.200%, 07/15/2045	67,178	0.1
208,000	Kroger Co., 5.000%, 09/15/2034	209,816	0.3
75,000	Kroger Co., 5.500%, 09/15/2054	75,535	0.1
100,000	Kroger Co., 5.650%, 09/15/2064	100,609	0.1
140,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	138,830	0.2
421,000	Laboratory Corp. of America Holdings, 4.800%, 10/01/2034	416,288	0.6
134,000 (1)	Mars, Inc., 2.375%, 07/16/2040	95,615	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
64,000	Moody’s Corp., 5.000%, 08/05/2034	$65,556	0.1
135,000	PayPal Holdings, Inc., 5.150%, 06/01/2034	140,883	0.2
101,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	102,903	0.1
102,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	105,617	0.1
213,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	218,987	0.3
115,000	Philip Morris International, Inc., 5.250%, 02/13/2034	119,472	0.2
107,000	Quanta Services, Inc., 5.250%, 08/09/2034	109,450	0.2
30,000 (2)	Quest Diagnostics, Inc., 2.800%, 06/30/2031	27,063	0.0
34,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	31,545	0.0
205,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	207,705	0.3
34,000	Reynolds American, Inc., 5.850%, 08/15/2045	34,036	0.0
127,000 (2)	Royalty Pharma PLC, 1.750%, 09/02/2027	118,367	0.2
65,000	Royalty Pharma PLC, 5.150%, 09/02/2029	66,695	0.1
115,000 (1)	Solventum Corp., 5.400%, 03/01/2029	118,346	0.2
155,000 (1)	Solventum Corp., 5.600%, 03/23/2034	160,575	0.2
46,000 (1)	Solventum Corp., 5.900%, 04/30/2054	47,684	0.1
205,000	Takeda Pharmaceutical Co. Ltd., 5.650%, 07/05/2054	215,454	0.3
69,000 (2)	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	73,470	0.1
97,000	Tyson Foods, Inc., 5.400%, 03/15/2029	100,760	0.1
89,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	68,178	0.1
51,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	40,286	0.1
37,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	31,911	0.0
7,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	5,749	0.0
30,000	UnitedHealth Group, Inc., 4.450%, 12/15/2048	27,299	0.0

See Accompanying Notes to Financial Statements

 21

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
19,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	$18,132	0.0
71,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	71,125	0.1
72,000	UnitedHealth Group, Inc., 5.375%, 04/15/2054	74,904	0.1
65,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	68,022	0.1
50,000	UnitedHealth Group, Inc., 5.625%, 07/15/2054	53,680	0.1
65,000	Universal Health Services, Inc., 5.050%, 10/15/2034	63,831	0.1
102,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	89,592	0.1
58,000	Viatris, Inc., 3.850%, 06/22/2040	45,200	0.1
192,000	Viatris, Inc., 4.000%, 06/22/2050	137,783	0.2
85,000	Zimmer Biomet Holdings, Inc., 5.200%, 09/15/2034	86,596	0.1
71,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	73,714	0.1
		10,800,986	14.9

	Energy: 6.4%
150,000 (1)	Aker BP ASA, 5.800%, 10/01/2054	147,895	0.2
31,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	21,090	0.0
51,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	35,358	0.1
40,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	40,715	0.1
26,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	26,576	0.0
92,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	82,650	0.1
99,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	97,708	0.1
63,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	65,901	0.1
114,000	Devon Energy Corp., 5.200%, 09/15/2034	113,564	0.2
99,000	Devon Energy Corp., 5.750%, 09/15/2054	96,430	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
97,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	$78,726	0.1
86,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	86,749	0.1
82,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	87,936	0.1
73,000	Energy Transfer L.P., 5.950%, 10/01/2043	74,392	0.1
126,000	Energy Transfer L.P., 6.000%, 06/15/2048	129,082	0.2
152,000	Energy Transfer L.P., 6.050%, 09/01/2054	157,569	0.2
65,000 (3)	Energy Transfer L.P. H, 6.500%, 12/31/2199	65,007	0.1
118,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	92,641	0.1
40,000	Enterprise Products Operating LLC, 4.850%, 01/31/2034	40,593	0.1
70,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	71,115	0.1
48,000	Enterprise Products Operating LLC, 5.550%, 02/16/2055	49,621	0.1
142,000	Exxon Mobil Corp., 4.227%, 03/19/2040	133,013	0.2
140,000	Hess Corp., 4.300%, 04/01/2027	139,986	0.2
180,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	182,909	0.3
78,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	69,501	0.1
74,000	Marathon Petroleum Corp., 6.500%, 03/01/2041	80,627	0.1
105,000	MPLX L.P., 2.650%, 08/15/2030	94,532	0.1
55,000	MPLX L.P., 5.500%, 06/01/2034	56,531	0.1
77,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	78,121	0.1
87,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	88,398	0.1
91,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	96,089	0.1
124,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	128,834	0.2
81,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	87,222	0.1

See Accompanying Notes to Financial Statements

 22

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
23,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	$25,027	0.0
142,000	ONEOK, Inc., 6.050%, 09/01/2033	151,800	0.2
24,000	Ovintiv, Inc., 5.650%, 05/15/2028	24,770	0.0
24,000	Ovintiv, Inc., 7.100%, 07/15/2053	27,071	0.0
108,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	107,452	0.2
223,000	Schlumberger Investment SA, 5.000%, 06/01/2034	229,065	0.3
33,000	Shell International Finance BV, 2.875%, 11/26/2041	25,214	0.0
67,000	Shell International Finance BV, 3.000%, 11/26/2051	46,773	0.1
20,000	Shell International Finance BV, 4.000%, 05/10/2046	17,128	0.0
27,000	Shell International Finance BV, 4.125%, 05/11/2035	26,251	0.0
42,000	Targa Resources Corp., 4.200%, 02/01/2033	39,795	0.1
53,000	Targa Resources Corp., 5.500%, 02/15/2035	54,605	0.1
219,000	Targa Resources Corp., 6.250%, 07/01/2052	235,932	0.3
77,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	76,484	0.1
48,000	TotalEnergies Capital SA, 5.150%, 04/05/2034	49,942	0.1
81,000	TotalEnergies Capital SA, 5.488%, 04/05/2054	83,770	0.1
80,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	83,487	0.1
74,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	69,342	0.1
40,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	40,117	0.1
188,000	Western Midstream Operating L.P., 6.150%, 04/01/2033	198,883	0.3
44,000	Williams Cos., Inc., 4.900%, 03/15/2029	44,722	0.1
79,000	Williams Cos., Inc., 5.100%, 09/15/2045	75,259	0.1
		4,629,970	6.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: 28.8%
77,000	Alleghany Corp., 3.250%, 08/15/2051	$55,977	0.1
72,000	Alleghany Corp., 4.900%, 09/15/2044	70,541	0.1
64,000	American Homes 4 Rent L.P., 3.375%, 07/15/2051	45,324	0.1
19,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	17,576	0.0
23,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	22,814	0.0
180,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	185,993	0.3
89,000	American International Group, Inc., 3.400%, 06/30/2030	84,199	0.1
111,000	American International Group, Inc., 4.200%, 04/01/2028	110,751	0.1
135,000	American Tower Corp., 1.500%, 01/31/2028	123,092	0.2
84,000	American Tower Corp., 2.700%, 04/15/2031	75,029	0.1
63,000	American Tower Corp., 3.600%, 01/15/2028	61,503	0.1
48,000	American Tower Corp., 3.650%, 03/15/2027	47,277	0.1
32,000	American Tower Corp., 5.250%, 07/15/2028	32,969	0.0
63,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	66,696	0.1
103,000	Aon North America, Inc., 5.750%, 03/01/2054	109,201	0.1
58,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	68,380	0.1
200,000	Banco Santander SA, 5.439%, 07/15/2031	209,243	0.3
400,000 (3)	Banco Santander SA, 9.625%, 12/31/2199	471,257	0.6
146,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	126,449	0.2
33,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	29,941	0.0
293,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	261,420	0.4
135,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	131,359	0.2
94,000 (3)	Bank of America Corp., 4.571%, 04/27/2033	93,578	0.1
57,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	59,282	0.1
162,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	170,422	0.2
172,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	185,644	0.3

See Accompanying Notes to Financial Statements

 23

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
13,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	$12,009	0.0
5,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	3,762	0.0
155,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	138,878	0.2
66,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	62,487	0.1
75,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	74,816	0.1
282,000 (3)	Bank of America Corp., MTN, 5.425%, 08/15/2035	289,189	0.4
69,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	61,608	0.1
94,000	Bank of Montreal, 5.511%, 06/04/2031	99,053	0.1
156,000 (3)	Bank of New York Mellon Corp., 5.060%, 07/22/2032	161,468	0.2
31,000 (3)	Bank of New York Mellon Corp., J, 4.967%, 04/26/2034	31,769	0.0
53,000 (3)	Bank of New York Mellon Corp., MTN, 5.188%, 03/14/2035	55,045	0.1
47,000 (3)	Bank of New York Mellon Corp., MTN, 5.834%, 10/25/2033	50,925	0.1
53,000	Bank of Nova Scotia, 4.850%, 02/01/2030	54,253	0.1
192,000	Bank of Nova Scotia, 5.350%, 12/07/2026	196,933	0.3
153,000	BlackRock Funding, Inc., 5.250%, 03/14/2054	158,666	0.2
130,000	BlackRock Funding, Inc., 5.350%, 01/08/2055	136,955	0.2
253,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	212,818	0.3
53,000 (1)	Blue Owl Credit Income Corp., 5.800%, 03/15/2030	52,512	0.1
40,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	40,875	0.1
53,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	55,856	0.1
200,000 (1)(3)	CaixaBank SA, 6.037%, 06/15/2035	212,635	0.3
95,000	Camden Property Trust, 2.800%, 05/15/2030	87,945	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
168,000 (3)	Charles Schwab Corp. H, 4.000%, 12/31/2199	$150,451	0.2
80,000	Chubb INA Holdings LLC, 4.650%, 08/15/2029	81,904	0.1
38,000	Chubb INA Holdings LLC, 5.000%, 03/15/2034	39,476	0.1
115,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	113,973	0.2
168,000 (3)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	184,512	0.3
229,000	CNO Financial Group, Inc., 6.450%, 06/15/2034	242,185	0.3
204,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	191,447	0.3
160,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	168,755	0.2
105,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	112,019	0.2
151,000 (3)	Corebridge Financial, Inc., 6.375%, 09/15/2054	152,931	0.2
39,000 (3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	40,380	0.1
256,000	Cousins Properties L.P., 5.875%, 10/01/2034	262,940	0.4
311,000 (1)(3)	Credit Agricole SA, 6.700%, 12/31/2199	311,246	0.4
101,000	Crown Castle, Inc., 2.100%, 04/01/2031	86,424	0.1
50,000	Crown Castle, Inc., 2.500%, 07/15/2031	43,543	0.1
37,000	Crown Castle, Inc., 3.300%, 07/01/2030	34,615	0.0
99,000	Crown Castle, Inc., 4.450%, 02/15/2026	98,973	0.1
146,000	Crown Castle, Inc., 4.800%, 09/01/2028	147,826	0.2
61,000	Crown Castle, Inc., 5.200%, 09/01/2034	61,820	0.1
57,000	Crown Castle, Inc., 5.600%, 06/01/2029	59,612	0.1
78,000	CubeSmart L.P., 2.500%, 02/15/2032	67,742	0.1
200,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	199,840	0.3
200,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	208,520	0.3
190,000	Enact Holdings, Inc., 6.250%, 05/28/2029	197,381	0.3
163,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	162,454	0.2

See Accompanying Notes to Financial Statements

 24

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
94,000	Essent Group Ltd., 6.250%, 07/01/2029	$98,111	0.1
149,000	Extra Space Storage L.P., 2.400%, 10/15/2031	128,258	0.2
56,000	Extra Space Storage L.P., 3.900%, 04/01/2029	54,716	0.1
28,000	Extra Space Storage L.P., 4.000%, 06/15/2029	27,467	0.0
73,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	78,825	0.1
7,000 (3)	Goldman Sachs Group, Inc., 2.383%, 07/21/2032	6,074	0.0
169,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	152,104	0.2
58,000	Goldman Sachs Group, Inc., 3.850%, 01/26/2027	57,506	0.1
221,000 (3)	Goldman Sachs Group, Inc., 4.482%, 08/23/2028	222,207	0.3
607,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	629,021	0.9
55,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	57,815	0.1
12,000	Goldman Sachs Group, Inc., 6.250%, 02/01/2041	13,648	0.0
30,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	32,312	0.0
29,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	33,408	0.0
31,000 (3)	Goldman Sachs Group, Inc., GMTN, 7.275%, (TSFR3M + 2.012%), 10/28/2027	31,677	0.0
289,000 (3)	Goldman Sachs Group, Inc. Y, 6.125%, 12/31/2199	290,975	0.4
145,000	Hartford Financial Services Group, Inc., 4.400%, 03/15/2048	130,222	0.2
73,000	Hartford Financial Services Group, Inc., 6.100%, 10/01/2041	80,144	0.1
101,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 7.505%, (TSFR3M + 2.387%), 02/12/2067	93,708	0.1
82,000	Healthpeak OP LLC, 5.250%, 12/15/2032	84,521	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000 (3)	HSBC Holdings PLC, 5.733%, 05/17/2032	$210,747	0.3
525,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	427,798	0.6
199,000 (3)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	207,245	0.3
200,000 (3)	ING Groep NV, 5.550%, 03/19/2035	209,753	0.3
127,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	113,301	0.2
76,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	63,904	0.1
84,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	77,014	0.1
60,000	Invitation Homes Operating Partnership L.P., 4.875%, 02/01/2035	59,258	0.1
66,000	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	71,616	0.1
84,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	79,595	0.1
163,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	156,201	0.2
55,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	52,165	0.1
152,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	147,441	0.2
92,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	89,865	0.1
75,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	74,583	0.1
291,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	292,412	0.4
90,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	92,562	0.1
100,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	102,582	0.1
110,000 (3)	JPMorgan Chase & Co., 5.294%, 07/22/2035	114,767	0.2
229,000 (3)	JPMorgan Chase & Co., 5.336%, 01/23/2035	239,450	0.3
170,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	183,263	0.2
175,000 (3)	JPMorgan Chase & Co., 6.070%, 10/22/2027	181,398	0.2
50,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	48,975	0.1
380,000 (3)	Lloyds Banking Group PLC, 6.750%, 12/31/2199	380,845	0.5

See Accompanying Notes to Financial Statements

 25

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
120,000	LPL Holdings, Inc., 6.000%, 05/20/2034	$125,494	0.2
200,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	209,646	0.3
135,000	Markel Group, Inc., 6.000%, 05/16/2054	143,729	0.2
224,000	MetLife, Inc., 5.300%, 12/15/2034	235,430	0.3
95,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	90,934	0.1
27,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	25,936	0.0
28,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	27,440	0.0
126,000 (3)	Morgan Stanley, 5.320%, 07/19/2035	130,891	0.2
99,000 (3)	Morgan Stanley, 5.466%, 01/18/2035	103,551	0.1
60,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	64,472	0.1
125,000 (3)	Morgan Stanley, 5.942%, 02/07/2039	131,291	0.2
49,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	51,385	0.1
139,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	146,984	0.2
99,000 (3)	Morgan Stanley, 6.627%, 11/01/2034	112,021	0.2
205,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	195,009	0.3
27,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	23,576	0.0
63,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	64,775	0.1
185,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	191,138	0.3
35,000 (3)	Morgan Stanley, MTN, 5.424%, 07/21/2034	36,515	0.0
200,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	203,790	0.3
83,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	86,941	0.1
158,000	Old Republic International Corp., 5.750%, 03/28/2034	165,813	0.2
131,000	ORIX Corp., 4.650%, 09/10/2029	132,136	0.2
66,000	Phillips Edison Grocery Center Operating Partnership I L.P., 4.950%, 01/15/2035	64,877	0.1
70,000	Phillips Edison Grocery Center Operating Partnership I L.P., 5.750%, 07/15/2034	73,153	0.1
278,000 (3)	PNC Financial Services Group, Inc., 5.401%, 07/23/2035	290,009	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
99,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	$107,026	0.1
29,000 (3)	PNC Financial Services Group, Inc. W, 6.250%, 12/31/2199	29,522	0.0
89,000	Prologis L.P., 3.875%, 09/15/2028	88,231	0.1
91,000	Prologis L.P., 5.250%, 03/15/2054	92,519	0.1
74,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	76,248	0.1
51,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	53,433	0.1
123,000	Regency Centers L.P., 5.100%, 01/15/2035	125,242	0.2
70,000	Regency Centers L.P., 5.250%, 01/15/2034	72,303	0.1
166,000 (3)	Regions Financial Corp., 5.502%, 09/06/2035	168,991	0.2
218,000 (3)	Regions Financial Corp., 5.722%, 06/06/2030	225,909	0.3
87,000	Regions Financial Corp., 7.375%, 12/10/2037	100,170	0.1
137,000	Rexford Industrial Realty L.P., 2.125%, 12/01/2030	118,481	0.2
161,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	135,766	0.2
75,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	76,953	0.1
47,000	Royal Bank of Canada, GMTN, 5.150%, 02/01/2034	48,897	0.1
259,000 (3)	State Street Corp., 6.123%, 11/21/2034	282,944	0.4
53,000 (3)	State Street Corp. J, 6.700%, 12/31/2199	55,003	0.1
200,000 (1)(3)	Swiss RE Subordinated Finance PLC, 5.698%, 04/05/2035	207,079	0.3
66,000 (1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	48,331	0.1
80,000	Toronto-Dominion Bank, MTN, 5.523%, 07/17/2028	83,721	0.1
82,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	80,439	0.1

See Accompanying Notes to Financial Statements

 26

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
42,000 (3)	Truist Financial Corp., MTN, 5.122%, 01/26/2034	$42,476	0.1
212,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	225,458	0.3
200,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	236,367	0.3
29,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	22,891	0.0
65,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	67,450	0.1
81,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	74,938	0.1
59,000 (3)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	57,890	0.1
67,000	Welltower OP LLC, 2.750%, 01/15/2031	60,662	0.1
109,000	Willis North America, Inc., 5.900%, 03/05/2054	114,490	0.2
		20,873,568	28.8

	Industrial: 7.8%
152,000	Avnet, Inc., 6.250%, 03/15/2028	159,865	0.2
78,000	Boeing Co., 5.705%, 05/01/2040	76,155	0.1
111,000 (1)	Boeing Co., 7.008%, 05/01/2064	122,385	0.2
68,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	57,990	0.1
14,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	13,084	0.0
60,000	Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	56,319	0.1
43,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/2044	40,640	0.1
75,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	77,638	0.1
40,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	43,184	0.1
180,000	Canadian National Railway Co., 4.375%, 09/18/2034	178,682	0.2
118,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	110,905	0.2
20,000	Carrier Global Corp., 2.722%, 02/15/2030	18,496	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
45,000 (1)	CIMIC Finance USA Pty Ltd., 7.000%, 03/25/2034	$48,330	0.1
73,000	CNH Industrial Capital LLC, 4.550%, 04/10/2028	73,422	0.1
30,000	CSX Corp., 4.500%, 11/15/2052	27,774	0.0
78,000	CSX Corp., 4.650%, 03/01/2068	71,526	0.1
246,000	FedEx Corp., 3.250%, 04/01/2026	242,527	0.3
67,000	FedEx Corp., 3.875%, 08/01/2042	55,979	0.1
110,000	FedEx Corp., 4.100%, 02/01/2045	92,650	0.1
59,000	FedEx Corp., 4.400%, 01/15/2047	51,567	0.1
176,000	FedEx Corp., 4.550%, 04/01/2046	157,057	0.2
41,664	FedEx Corp. Class AA Pass Through Trust 20-1, AA, 1.875%, 08/20/2035	36,318	0.1
66,000 (2)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	70,883	0.1
137,000	GATX Corp., 3.500%, 06/01/2032	125,636	0.2
30,000	GATX Corp., 5.450%, 09/15/2033	31,063	0.0
45,000	GATX Corp., 6.050%, 06/05/2054	48,699	0.1
118,000	GATX Corp., 6.900%, 05/01/2034	134,445	0.2
82,000	HEICO Corp., 5.250%, 08/01/2028	84,693	0.1
160,000	Honeywell International, Inc., 4.750%, 02/01/2032	164,691	0.2
60,000	Honeywell International, Inc., 5.000%, 03/01/2035	62,479	0.1
74,000	Honeywell International, Inc., 5.250%, 03/01/2054	77,238	0.1
46,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	47,606	0.1
125,000	John Deere Capital Corp., 4.400%, 09/08/2031	125,920	0.2
120,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	124,514	0.2
90,000	John Deere Capital Corp., MTN, 5.100%, 04/11/2034	94,271	0.1
117,000	L3Harris Technologies, Inc., 5.350%, 06/01/2034	121,772	0.2

See Accompanying Notes to Financial Statements

 27

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
125,000	L3Harris Technologies, Inc., 5.400%, 07/31/2033	$130,625	0.2
86,000	Lockheed Martin Corp., 5.200%, 02/15/2064	89,150	0.1
178,000 (2)	Mohawk Industries, Inc., 5.850%, 09/18/2028	187,806	0.3
115,000	Nordson Corp., 4.500%, 12/15/2029	115,504	0.2
50,000	Norfolk Southern Corp., 3.950%, 10/01/2042	43,350	0.1
10,000	Norfolk Southern Corp., 5.050%, 08/01/2030	10,415	0.0
101,000	Norfolk Southern Corp., 5.950%, 03/15/2064	112,018	0.2
65,000	Northrop Grumman Corp., 5.150%, 05/01/2040	66,071	0.1
87,000	Packaging Corp. of America, 5.700%, 12/01/2033	92,623	0.1
141,000	Parker-Hannifin Corp., 4.250%, 09/15/2027	141,484	0.2
166,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 4.200%, 04/01/2027	165,217	0.2
92,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	87,693	0.1
7,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	6,671	0.0
58,000	Raytheon Technologies Corp., 5.375%, 02/27/2053	59,654	0.1
144,000	RTX Corp., 3.500%, 03/15/2027	141,949	0.2
65,000	RTX Corp., 5.750%, 11/08/2026	67,032	0.1
77,000	Ryder System, Inc., 6.600%, 12/01/2033	85,975	0.1
58,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	59,172	0.1
12,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	12,463	0.0
77,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	80,338	0.1
200,000 (1)	Smurfit Kappa Treasury ULC, 5.777%, 04/03/2054	214,823	0.3
95,000	Sonoco Products Co., 5.000%, 09/01/2034	93,730	0.1
89,000	Trane Technologies Financing Ltd., 5.250%, 03/03/2033	93,567	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
20,000	Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	$19,739	0.0
18,000	Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	17,752	0.0
90,000	Tyco Electronics Group SA, 4.625%, 02/01/2030	91,734	0.1
7,000	Union Pacific Corp., 3.350%, 08/15/2046	5,478	0.0
12,000	Union Pacific Corp., 3.375%, 02/01/2035	10,955	0.0
27,000	Union Pacific Corp., 3.550%, 05/20/2061	20,029	0.0
28,000	Union Pacific Corp., 3.600%, 09/15/2037	25,147	0.0
9,000	Union Pacific Corp., 3.750%, 02/05/2070	6,825	0.0
10,000	Union Pacific Corp., 3.875%, 02/01/2055	8,270	0.0
42,000	Union Pacific Corp., 3.950%, 08/15/2059	34,384	0.0
18,000	Union Pacific Corp., 4.050%, 11/15/2045	15,740	0.0
80,000	Union Pacific Corp., MTN, 3.550%, 08/15/2039	69,942	0.1
58,000	United Parcel Service, Inc., 5.500%, 05/22/2054	61,928	0.1
		5,671,656	7.8

	Technology: 5.5%
121,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	117,443	0.2
180,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	175,250	0.2
158,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	133,976	0.2
69,000	Broadcom, Inc., 4.800%, 10/15/2034	68,970	0.1
140,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	139,944	0.2
137,000	Broadcom, Inc., 5.150%, 11/15/2031	142,231	0.2
50,000	Cadence Design Systems, Inc., 4.700%, 09/10/2034	50,331	0.1
53,000 (2)	Concentrix Corp., 6.600%, 08/02/2028	55,316	0.1
190,000 (2)	Concentrix Corp., 6.850%, 08/02/2033	196,913	0.3
83,000 (2)	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	75,944	0.1

See Accompanying Notes to Financial Statements

 28

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
27,000	Fiserv, Inc., 2.650%, 06/01/2030	$24,610	0.0
91,000	Fiserv, Inc., 3.500%, 07/01/2029	87,951	0.1
99,000	Fiserv, Inc., 5.150%, 03/15/2027	101,245	0.1
55,000	Fiserv, Inc., 5.150%, 08/12/2034	56,427	0.1
46,000	Fiserv, Inc., 5.450%, 03/02/2028	47,745	0.1
104,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	103,004	0.1
93,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	91,365	0.1
101,000	IBM International Capital Pte Ltd., 5.250%, 02/05/2044	102,908	0.1
159,000	Intel Corp., 2.800%, 08/12/2041	110,705	0.2
71,000	Intel Corp., 5.125%, 02/10/2030	72,564	0.1
96,000 (2)	Intel Corp., 5.150%, 02/21/2034	97,041	0.1
98,000	Intel Corp., 5.600%, 02/21/2054	95,581	0.1
130,000	Intel Corp., 5.700%, 02/10/2053	128,162	0.2
64,000	Intuit, Inc., 5.200%, 09/15/2033	67,535	0.1
149,000	Intuit, Inc., 5.500%, 09/15/2053	160,266	0.2
91,000	KLA Corp., 3.300%, 03/01/2050	68,932	0.1
52,000 (2)	KLA Corp., 4.700%, 02/01/2034	53,088	0.1
47,000	KLA Corp., 5.250%, 07/15/2062	48,418	0.1
186,000	Kyndryl Holdings, Inc., 6.350%, 02/20/2034	198,927	0.3
180,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	169,490	0.2
77,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	76,721	0.1
80,000	Oracle Corp., 2.300%, 03/25/2028	75,154	0.1
178,000	Oracle Corp., 2.950%, 04/01/2030	165,583	0.2
12,000	Oracle Corp., 3.800%, 11/15/2037	10,623	0.0
52,000	Oracle Corp., 3.900%, 05/15/2035	48,089	0.1
24,000	Oracle Corp., 3.950%, 03/25/2051	19,330	0.0
40,000	Oracle Corp., 4.000%, 11/15/2047	32,865	0.1
31,000	Oracle Corp., 4.375%, 05/15/2055	26,479	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
46,000	Oracle Corp., 4.700%, 09/27/2034	$45,898	0.1
79,000	Oracle Corp., 5.375%, 09/27/2054	79,010	0.1
53,000	Oracle Corp., 5.500%, 09/27/2064	52,839	0.1
58,000	Oracle Corp., 6.150%, 11/09/2029	62,767	0.1
98,000	QUALCOMM, Inc., 6.000%, 05/20/2053	111,141	0.2
107,000	Texas Instruments, Inc., 3.875%, 03/15/2039	99,349	0.1
		3,948,130	5.5

	Utilities: 10.4%
71,000	AES Corp., 5.450%, 06/01/2028	73,121	0.1
30,000	Alabama Power Co., 3.450%, 10/01/2049	23,118	0.0
45,000	Alabama Power Co., 3.750%, 03/01/2045	37,507	0.1
46,000	Alabama Power Co., 5.850%, 11/15/2033	50,180	0.1
48,000	Alabama Power Co. A, 4.300%, 07/15/2048	42,688	0.1
97,000	Ameren Corp., 5.000%, 01/15/2029	99,355	0.1
27,000 (2)	American Electric Power Co., Inc., 5.625%, 03/01/2033	28,504	0.0
67,000	American Water Capital Corp., 5.150%, 03/01/2034	69,911	0.1
171,000	American Water Capital Corp., 5.450%, 03/01/2054	179,792	0.2
65,000	Arizona Public Service Co., 5.700%, 08/15/2034	68,657	0.1
85,000	Atmos Energy Corp., 5.000%, 12/15/2054	83,123	0.1
65,000	CenterPoint Energy Resources Corp., 5.400%, 07/01/2034	67,635	0.1
55,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	57,129	0.1
122,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	117,858	0.2
72,000	Commonwealth Edison Co., 5.900%, 03/15/2036	79,283	0.1
84,000	Connecticut Light and Power Co., 4.950%, 08/15/2034	86,406	0.1
63,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	58,388	0.1

See Accompanying Notes to Financial Statements

 29

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
55,000 (2)	Consolidated Edison Co. of New York, Inc., 5.700%, 05/15/2054	$59,610	0.1
107,000	Consumers Energy Co., 4.900%, 02/15/2029	110,426	0.2
40,000	DTE Energy Co., 4.950%, 07/01/2027	40,683	0.1
70,000	DTE Energy Co., 5.850%, 06/01/2034	75,173	0.1
7,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	5,792	0.0
3,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	2,500	0.0
39,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	34,114	0.0
22,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	19,970	0.0
37,000	Duke Energy Corp., 3.150%, 08/15/2027	35,960	0.0
89,000 (3)	Duke Energy Corp., 6.450%, 09/01/2054	92,631	0.1
43,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	37,713	0.1
37,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	40,509	0.1
37,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	40,969	0.1
32,000	Duke Energy Florida LLC, 6.200%, 11/15/2053	36,825	0.0
59,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	47,045	0.1
40,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	34,781	0.0
25,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	26,113	0.0
17,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	18,023	0.0
46,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	40,553	0.1
49,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	43,051	0.1
74,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	65,120	0.1
85,000 (3)	Entergy Corp., 7.125%, 12/01/2054	88,344	0.1
23,000	Entergy Texas, Inc., 5.800%, 09/01/2053	24,651	0.0
53,000	Essential Utilities, Inc., 5.375%, 01/15/2034	54,864	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
62,000 (1)(3)	EUSHI Finance, Inc., 7.625%, 12/15/2054	$65,573	0.1
44,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	46,496	0.1
77,000	Eversource Energy, 2.900%, 03/01/2027	74,531	0.1
42,000	Eversource Energy, 5.125%, 05/15/2033	42,742	0.1
59,000	Eversource Energy, 5.450%, 03/01/2028	61,186	0.1
54,000	Eversource Energy, 5.500%, 01/01/2034	56,088	0.1
76,000	Eversource Energy, 5.950%, 02/01/2029	80,467	0.1
129,000	Eversource Energy, 5.950%, 07/15/2034	138,727	0.2
144,000	Eversource Energy U, 1.400%, 08/15/2026	136,444	0.2
48,000	Exelon Corp., 5.150%, 03/15/2028	49,339	0.1
40,000	Florida Power & Light Co., 5.400%, 09/01/2035	42,386	0.1
23,000	Florida Power & Light Co., 5.650%, 02/01/2037	24,868	0.0
215,000 (2)	Idaho Power Co., 5.200%, 08/15/2034	222,714	0.3
26,000	Indiana Michigan Power Co., 3.850%, 05/15/2028	25,705	0.0
31,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	34,024	0.0
83,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	80,284	0.1
142,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	148,922	0.2
51,000 (1)	Metropolitan Edison Co., 5.200%, 04/01/2028	52,271	0.1
113,000	MidAmerican Energy Co., 4.400%, 10/15/2044	103,127	0.1
16,000	MidAmerican Energy Co., 4.800%, 09/15/2043	15,498	0.0
18,000	Mississippi Power Co., 4.750%, 10/15/2041	16,634	0.0
145,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	128,595	0.2
81,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	86,876	0.1

See Accompanying Notes to Financial Statements

 30

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
42,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	$37,673	0.1
37,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 02/07/2028	36,201	0.0
50,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	48,576	0.1
68,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	68,486	0.1
59,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	57,896	0.1
107,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	109,814	0.2
121,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	121,232	0.2
8,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	8,671	0.0
60,000	National Rural Utilities Cooperative Finance Corp., GMTN, 5.000%, 02/07/2031	62,771	0.1
53,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	54,598	0.1
30,000	Nevada Power Co., 6.000%, 03/15/2054	33,227	0.0
59,000 (1)	New York State Electric & Gas Corp., 2.150%, 10/01/2031	49,590	0.1
113,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	110,002	0.2
65,000 (1)	New York State Electric & Gas Corp., 5.300%, 08/15/2034	66,616	0.1
104,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	98,782	0.1
80,000	NextEra Energy Capital Holdings, Inc., 5.250%, 03/15/2034	83,121	0.1
65,000 (3)	NextEra Energy Capital Holdings, Inc., 6.750%, 06/15/2054	70,303	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
73,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	$64,045	0.1
102,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	105,927	0.1
40,000	Northern States Power Co., 5.650%, 06/15/2054	43,391	0.1
40,000	NSTAR Electric Co., 5.400%, 06/01/2034	42,251	0.1
91,000	NSTAR Electric Co., 5.500%, 03/15/2040	95,550	0.1
67,000 (1)	Oglethorpe Power Corp., 5.800%, 06/01/2054	70,527	0.1
95,000 (1)	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	101,196	0.1
267,000	ONE Gas, Inc., 5.100%, 04/01/2029	276,722	0.4
56,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	46,894	0.1
100,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	87,137	0.1
32,000	PECO Energy Co., 4.900%, 06/15/2033	32,851	0.0
75,000	PECO Energy Co., 5.250%, 09/15/2054	77,607	0.1
95,000	PPL Capital Funding, Inc., 5.250%, 09/01/2034	97,878	0.1
105,000	PPL Electric Utilities Corp., 4.850%, 02/15/2034	107,450	0.1
28,000	Public Service Electric and Gas Co., 4.850%, 08/01/2034	28,637	0.0
89,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	93,772	0.1
12,000	Public Service Electric and Gas Co., MTN, 3.800%, 03/01/2046	10,036	0.0
65,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	68,243	0.1
55,000	Public Service Electric and Gas Co., MTN, 5.500%, 03/01/2040	58,290	0.1
92,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	80,682	0.1
59,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	61,818	0.1
90,000 (3)	Sempra, 6.875%, 10/01/2054	93,514	0.1

See Accompanying Notes to Financial Statements

 31

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
69,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	$56,393	0.1
15,000	Southern California Edison Co., 3.650%, 02/01/2050	11,687	0.0
44,000	Southern California Edison Co., 4.000%, 04/01/2047	36,812	0.0
110,000	Southern California Edison Co., 4.050%, 03/15/2042	95,082	0.1
135,000	Southern Co. Gas Capital Corp., 4.950%, 09/15/2034	136,473	0.2
40,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	41,313	0.1
40,000	Southwestern Public Service Co., 6.000%, 06/01/2054	43,811	0.1
84,000	Spire Missouri, Inc. 2034, 5.150%, 08/15/2034	87,384	0.1
125,000	Tucson Electric Power Co., 5.200%, 09/15/2034	127,960	0.2
22,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	23,563	0.0
		7,554,027	10.4
	Total Corporate Bonds/ Notes (Cost $63,173,057)	65,512,206	90.5

U.S. TREASURY OBLIGATIONS: 7.6%
	United States Treasury Bonds: 0.7%
475,100	4.125%, 08/15/2044	471,463	0.7

	United States Treasury Notes: 6.9%
365,200	3.375%, 09/30/2029	364,130	0.5
70,000	3.375%, 05/15/2033	68,074	0.1
133,000	3.500%, 09/30/2031	132,761	0.2
3,657,200	3.875%, 08/15/2034	3,683,200	5.1
690,400	4.350%, 05/15/2054	749,030	1.0
		4,997,195	6.9
	Total U.S. Treasury Obligations (Cost $5,471,728)	5,468,658	7.6
	Total Long-Term Investments (Cost $68,644,785)	70,980,864	98.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Repurchase Agreements: 1.8%
1,000,000 (4)	Bethesda Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $1,000,137, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.026%, Market Value plus accrued interest $1,020,000, due 10/01/27-01/01/57)	$1,000,000	1.4
300,749 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 09/30/2024, 4.860%, due 10/01/2024 (Repurchase Amount $300,789, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $306,764, due 10/31/24-09/20/54)	300,749	0.4
	Total Repurchase Agreements (Cost $1,300,749)	1,300,749	1.8
	Total Short-Term Investments (Cost $1,300,749)	1,300,749	1.8
	Total Investments in Securities (Cost $69,945,534)	$72,281,613	99.9
	Assets in Excess of Other Liabilities	106,842	0.1
	Net Assets	$72,388,455	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:

TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

 32

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$65,512,206	$—	$65,512,206
U.S. Treasury Obligations	—	5,468,658	—	5,468,658
Short-Term Investments	—	1,300,749	—	1,300,749
Total Investments, at fair value	$—	$72,281,613	$—	$72,281,613
Other Financial Instruments+
Futures	43,359	—	—	43,359
Total Assets	$43,359	$72,281,613	$—	$72,324,972
Liabilities Table
Other Financial Instruments+
Futures	$(1,463)	$—	$—	$(1,463)
Total Liabilities	$(1,463)	$—	$—	$(1,463)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2024, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	40	12/31/24	$8,329,687	$16,439
U.S. Treasury 5-Year Note	24	12/31/24	2,637,188	338
U.S. Treasury 10-Year Note	5	12/19/24	571,406	(1,463)
U.S. Treasury Long Bond	12	12/19/24	1,490,250	1,012
U.S. Treasury Ultra Long Bond	4	12/19/24	532,375	978
			$13,560,906	$17,304
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(107)	12/19/24	(12,657,765)	24,592
			$(12,657,765)	$24,592

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$43,359
Total Asset Derivatives		$43,359

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,463
Total Liability Derivatives		$1,463

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

33

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(107,124)
Total	$(107,124)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$56,445
Total	$56,445

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $71,461,010.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,466,293
Gross Unrealized Depreciation	(1,603,794)
Net Unrealized Appreciation	$862,499

See Accompanying Notes to Financial Statements

34

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[This Page Intentionally Left Blank]

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian The Bank of New York Mellon 225 Liberty Street New York, New York 10286 Legal Counsel Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

163314 (0924)

Semi-Annual Financial Statements and Other Information

September 30, 2024

Voya Securitized Credit Fund

■       Classes A, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT voyainvestments.com

[This Page Intentionally Left Blank]

Statement of Assets and Liabilities	1
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Portfolio of Investments	16

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited)

ASSETS:
Investments in securities at fair value*	$808,761,978
Short-term investments at fair value†	43,810,868
Cash	46,889
Cash collateral for futures contracts	2,123,281
Receivables:
Investment securities sold	2,552,907
Fund shares sold	4,075,751
Dividends	17,391
Interest	4,583,951
Variation margin on futures contracts	311,777
Prepaid expenses	64,119
Other assets	19,697
Total assets	866,368,609

LIABILITIES:
Income distribution payable	3,960,839
Payable for investment securities purchased	12,026,534
Payable for fund shares redeemed	667,373
Payable for investment management fees	416,409
Payable for distribution and shareholder service fees	1,501
Payable to trustees under the deferred compensation plan (Note 6)	19,697
Payable for trustee fees	2,027
Other accrued expenses and liabilities	264,145
Total liabilities	17,358,525
NET ASSETS	$849,010,084

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$923,170,480
Total distributable loss	(74,160,396)
NET ASSETS	$849,010,084

* Cost of investments in securities	$826,372,357
† Cost of short-term investments	$43,814,048

See Accompanying Notes to Financial Statements

1

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited) (continued)

Class A
Net assets	$7,315,647
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	768,194
Net asset value and redemption price per share†	$9.52
Maximum offering price per share (2.50%)(1)	$9.76

Class I
Net assets	$838,323,179
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	87,865,146
Net asset value and redemption price per share	$9.54

Class R6
Net assets	$3,092,905
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	324,071
Net asset value and redemption price per share	$9.54

Class W
Net assets	$278,353
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	29,169
Net asset value and redemption price per share	$9.54

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the six months ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$104,509
Interest	22,370,175
Other	1,720
Total investment income	22,476,404

EXPENSES:
Investment management fees	2,438,886
Distribution and shareholder service fees:
Class A	9,117
Transfer agent fees:
Class A	4,376
Class I	180,595
Class R6	15
Class W	197
Shareholder reporting expense	9,965
Registration fees	49,102
Professional fees	36,675
Custody and accounting expense	72,110
Trustee fees	10,136
Miscellaneous expense	30,385
Interest expense	2,886
Total expenses	2,844,445
Waived and reimbursed fees	(53,195)
Net expenses	2,791,250
Net investment income	19,685,154

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(5,576,885)
Futures	1,871,093
Net realized loss	(3,705,792)

Net change in unrealized appreciation (depreciation) on:
Investments	27,392,937
Futures	(512,931)
Net change in unrealized appreciation (depreciation)	26,880,006
Net realized and unrealized gain	23,174,214
Increase in net assets resulting from operations	$42,859,368

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

FROM OPERATIONS:	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Net investment income	$19,685,154	$29,490,785
Net realized loss	(3,705,792)	(18,580,170)
Net change in unrealized appreciation (depreciation)	26,880,006	46,050,353
Increase in net assets resulting from operations	42,859,368	56,960,968

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(174,071)	(318,508)
Class I	(20,506,004)	(28,865,057)
Class R6	(77,361)	(143,810)
Class W	(8,152)	(14,549)
Total distributions	(20,765,588)	(29,341,924)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	136,312,794	218,696,667
Reinvestment of distributions	13,873,961	21,190,418
	150,186,755	239,887,085
Cost of shares redeemed	(72,845,207)	(179,543,724)
Net increase in net assets resulting from capital share transactions	77,341,548	60,343,361
Net increase in net assets	99,435,328	87,962,405

NET ASSETS:
Beginning of year or period	749,574,756	661,612,351
End of year or period	$849,010,084	$749,574,756

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-24+	9.27	0.21•	0.26	0.47	0.22	—	—	0.22	—	9.52	5.18	1.02	1.00	1.00	4.52	7,316	16
03-31-24	8.90	0.37•	0.37	0.74	0.37	—	—	0.37	—	9.27	8.43	1.07	1.00	1.00	4.05	7,381	28
03-31-23	9.51	0.27•	(0.59)	(0.32)	0.29	—	—	0.29	—	8.90	(3.35)	1.07	1.00	1.00	2.98	8,367	21
03-31-22	9.68	0.23•	(0.16)	0.07	0.24	—	—	0.24	—	9.51	0.73	1.07	1.00	1.00	2.37	11,621	57
03-31-21	8.79	0.25•	0.94	1.19	0.26	—	0.04	0.30	—	9.68	13.74	1.02	1.00	1.00	2.69	20,476	38
03-31-20	10.21	0.36•	(1.30)	(0.94)	0.39	0.01	0.08	0.48	—	8.79	(9.79)	0.97	0.96	0.96	3.46	56,238	30
Class I
09-30-24+	9.29	0.23•	0.26	0.49	0.24	—	—	0.24	—	9.54	5.34	0.70	0.68	0.68	4.84	838,323	16
03-31-24	8.92	0.40•	0.37	0.77	0.40	—	—	0.40	—	9.29	8.77	0.71	0.68	0.68	4.38	738,913	28
03-31-23	9.53	0.30•	(0.59)	(0.29)	0.32	—	—	0.32	—	8.92	(3.03)	0.72	0.68	0.68	3.29	647,676	21
03-31-22	9.69	0.26•	(0.15)	0.11	0.27	—	—	0.27	—	9.53	1.16	0.69	0.68	0.68	2.64	1,075,715	57
03-31-21	8.80	0.27•	0.95	1.22	0.29	—	0.04	0.33	—	9.69	14.09	0.73	0.68	0.68	2.91	971,282	38
03-31-20	10.22	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.80	(9.49)	0.71	0.68	0.68	3.65	708,792	30
Class R6
09-30-24+	9.29	0.23•	0.26	0.49	0.24	—	—	0.24	—	9.54	5.34	0.65	0.65	0.65	4.88	3,093	16
03-31-24	8.92	0.40•	0.37	0.77	0.40	—	—	0.40	—	9.29	8.77	0.67	0.67	0.67	4.38	2,961	28
03-31-23	9.53	(0.04)•	(0.25)	(0.29)	0.32	—	—	0.32	—	8.92	(3.02)	1.15	0.68	0.68	(0.53)	5,192	21
03-31-22	9.71	0.25•	(0.15)	0.10	0.28	—	—	0.28	—	9.53	0.96	0.64	0.64	0.64	2.56	3	57
07-31-20(4)-
03-31-21	9.36	0.18•	0.37	0.55	0.16	—	0.04	0.20	—	9.71	5.91	1.90	0.68	0.68	2.84	3	38
Class W
09-30-24+	9.29	0.22•	0.27	0.49	0.24	—	—	0.24	—	9.54	5.30	0.77	0.75	0.75	4.76	278	16
03-31-24	8.92	0.39•	0.37	0.76	0.39	—	—	0.39	—	9.29	8.69	0.82	0.75	0.75	4.30	320	28
03-31-23	9.54	0.30•	(0.61)	(0.31)	0.31	—	—	0.31	—	8.92	(3.20)	0.82	0.75	0.75	3.23	378	21
03-31-22	9.70	0.26•	(0.15)	0.11	0.27	—	—	0.27	—	9.54	1.09	0.82	0.75	0.75	2.63	1,043	57
03-31-21	8.81	0.28•	0.94	1.22	0.29	—	0.04	0.33	—	9.70	14.00	0.77	0.75	0.75	2.98	3,487	38
03-31-20	10.23	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.81	(9.53)	0.72	0.71	0.71	3.57	11,198	30

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya Securitized Credit Fund (“Securitized Credit”) or (the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class I, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund is maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

E. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2024, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2024, the Fund had an average notional value of $106,714,026 and $122,116,851 on futures contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investment for open futures contracts at September 30, 2024.

F. Distributions to Shareholders. The Fund records distributions to the shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/ or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

Purchases	Sales
$215,673,259	$117,990,908

U.S. government securities not included above were as follows:

Purchases	Sales
$15,101,721	$3,634,487

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

Fee
0.60% on the first $1.5 billion,
0.57% on the next $500 million and
0.55% on assets thereafter

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to the Fund. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A shares of the Fund has a plan (a “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A. For the period ended September 30, 2024, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:	$6
Contingent Deferred Sales Charges:	$—

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2024, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2024, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Class A	Class I	Class R6	Class W
1.00%	0.68%	0.68%	0.75%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

September 30,
2025	2026	2027	Total
$41,249	$56,705	$—	$97,954

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2024 are as follows:

	September 30,
	2025	2026	2027	Total
Class A	$9,574	$6,501	$2,224	$18,299
Class I	131,691	311,942	52,471	496,104
Class R6	19	1,040	—	1,059
Class W	680	327	103	1,110

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the period ended September 30, 2024.

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2024	27,567	—	18,553	(74,006)	—	(27,886)	258,554	—	174,065	(691,673)	—	(259,054)
3/31/2024	31,135	—	33,156	(208,320)	—	(144,029)	283,065	—	300,710	(1,893,962)	—	(1,310,187)
Class I
9/30/2024	14,530,872	—	1,448,422	(7,660,706)	—	8,318,588	135,897,892	—	13,621,538	(71,917,806)	—	77,601,624
3/31/2024	23,957,015	—	2,282,206	(19,334,031)	—	6,905,190	218,193,748	—	20,744,988	(174,841,921)	—	64,096,815
Class P(1)
9/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2024	—	—	—	—	—	—	325	—	—	—	—	325
Class R6
9/30/2024	2,665	—	8,228	(5,532)	—	5,361	25,000	—	77,361	(52,437)	—	49,924
3/31/2024	13,518	—	15,837	(292,792)	—	(263,437)	125,000	—	143,810	(2,640,720)	—	(2,371,910)
Class W
9/30/2024	14,128	—	106	(19,518)	—	(5,284)	131,348	—	997	(183,291)	—	(50,946)
3/31/2024	10,215	—	99	(18,296)	—	(7,982)	94,529	—	910	(167,121)	—	(71,682)

(1)       Class P was fully redeemed on close of business March 3, 2023.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The Fund did not engage in securities lending during the period ended September 30, 2024.

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and paydowns.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
March 31, 2024	March 31, 2023
Ordinary	Ordinary
Income	Income
$29,341,924	$38,117,110

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2024 were:

Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$1,796,462	$(45,176,235)	$(16,539,053)	Short-term	$(974,758)	$(96,254,176)
		(35,360,592)	Long-term
$(51,899,645)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform,

including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2024, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0386	November 1, 2024	Daily
Class I	$0.0412	November 1, 2024	Daily
Class R6	$0.0413	November 1, 2024	Daily
Class W	$0.0407	November 1, 2024	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

15

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 35.6%
979,556 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.631%, 01/25/2045	$792,240	0.1
394,197 (1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.477%, 04/25/2045	345,763	0.0
509,569 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.500%, 06/25/2045	415,159	0.1
458,538 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.643%, 12/25/2045	410,418	0.1
646,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.643%, 12/25/2045	501,503	0.1
720,768 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.755%, 03/25/2046	680,114	0.1
998,319 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.755%, 03/25/2046	780,850	0.1
2,096,556 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	1,975,279	0.2
1,048,278 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	1,008,074	0.1
245,689 (2)	Alternative Loan Trust 2004-32CB 2A2, 5.369%, (TSFR1M + 0.514%), 02/25/2035	225,728	0.0
355,290 (2)	Alternative Loan Trust 2004-J7 M1, 4.994%,(TSFR1M + 1.134%), 10/25/2034	348,931	0.0
236,135 (2)	Alternative Loan Trust 2005-31 1A1, 5.529%, (TSFR1M + 0.674%), 08/25/2035	222,377	0.0
188,215	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	125,935	0.0
339,012 (2)	Alternative Loan Trust 2005-J2 1A12, 5.369%, (TSFR1M + 0.514%), 04/25/2035	257,738	0.0
249,651 (2)	Alternative Loan Trust 2006-19CB A12, 0.514%), 5.369%, (TSFR1M + 08/25/2036	110,778	0.0
570,888	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	239,629	0.0
360,238 (2)	Alternative Loan Trust 2007-18CB 1A7, 5.439%, (TSFR1M + 0.584%), 08/25/2037	114,560	0.0
804,430 (2)	Alternative Loan Trust 2007-OA4 A1, 5.309%, (TSFR1M + 0.454%), 05/25/2047	702,467	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
551,847 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	$530,022	0.1
1,307,098 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021- 5 B3A, 3.483%, 11/25/2051	1,114,448	0.1
1,372,642 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022- 2 B3A, 3.399%, 12/25/2051	1,146,771	0.1
1,674,818 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.387%, 10/25/2051	1,410,456	0.2
61,418 (2)	Bear Stearns ALT-A Trust 2005-10 21A1, 4.443%, 01/25/2036	59,005	0.0
78,714 (2)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.454%, 05/25/2035	74,681	0.0
188,976 (2)	Bear Stearns ALT-A Trust 2005-7 21A1, 6.339%, 09/25/2035	153,675	0.0
773,168 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.110%, 11/25/2035	430,767	0.1
1,000,000 (1)(3)	Brean Asset Backed Securities Trust 2024- RM9 A1, 5.000%, 09/25/2064	979,688	0.1
1,000,000 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.134%, 08/25/2055	1,039,053	0.1
1,844,485 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-1 A9, 6.500%, 01/25/2055	1,866,100	0.2
2,390,032 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 A9, 6.000%, 03/25/2055	2,401,908	0.3
1,987,175 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B3, 6.237%, 03/25/2055	1,965,716	0.2
1,905,921 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-6 A9A, 6.000%, 05/25/2055	1,907,053	0.2
4,498,590 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-6 B3, 7.139%, 05/25/2055	4,702,716	0.6
88,123 (2)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 5.822%, 09/25/2036	77,111	0.0

See Accompanying Notes to Financial Statements

16

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
32,531 (2)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 6.552%, 02/25/2037	$31,818	0.0
422,879	CHL Mortgage Pass- Through Trust 2006-1 A2, 6.000%, 03/25/2036	229,918	0.0
341,468	CHL Mortgage Pass- Through Trust 2007-7 A7, 5.750%, 06/25/2037	168,034	0.0
363,658 (1)(2)	CIM Trust 2018- INV1 A10, 4.000%, 08/25/2048	347,026	0.0
36,777 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	35,534	0.0
215,398 (1)(2)	CIM Trust 2019- INV3 A15, 3.500%, 08/25/2049	198,535	0.0
1,210,448 (1)(2)	CIM Trust 2019- INV3 B1A, 4.663%, 08/25/2049	1,152,105	0.1
822,759 (1)(2)	CIM Trust 2019-J1 B3, 3.934%, 08/25/2049	754,666	0.1
500,000 (1)(2)	CIM Trust 2019- R5 M2, 3.250%, 09/25/2059	463,023	0.1
902,989 (1)(2)	CIM Trust 2020-J1 B3, 3.445%, 07/25/2050	787,842	0.1
896,619 (1)(2)	CIM Trust 2020-J2 B2, 2.754%, 01/25/2051	738,172	0.1
1,188,277 (1)(2)	CIM Trust 2020-J2 B3, 2.754%, 01/25/2051	959,852	0.1
198,120 (2)	Citigroup Mortgage Loan Trust 2006- AR2 1A1, 5.594%, 03/25/2036	154,028	0.0
180,370 (2)	Citigroup Mortgage Loan Trust 2007- 10 22AA, 4.972%, 09/25/2037	159,902	0.0
514,234 (1)(2)	Citigroup Mortgage Loan Trust 2013- 7 2A2, 5.192%, 08/25/2036	496,381	0.1
993,790 (1)(2)	Citigroup Mortgage Loan Trust 2021- J3 B3W, 2.860%, 09/25/2051	812,382	0.1
1,995,679 (1)	Citigroup Mortgage Loan Trust 2024-1 B3, 6.826%, 07/25/2054	2,041,645	0.2
283,416	Citigroup Mortgage Loan Trust, Inc. 2005- 9 22A2, 6.000%, 11/25/2035	287,669	0.0
118,513	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	103,035	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
765,744 (1)(2)	COLT Mortgage Loan Trust 2022-5 A1, 4.550%, 04/25/2067	$758,252	0.1
673,793 (1)(2)	Connecticut Avenue Securities Trust 2019- R05 1B1, 9.495%, (SOFR30A + 4.214%), 07/25/2039	702,829	0.1
2,026,670 (1)(2)	Connecticut Avenue Securities Trust 2020- SBT1 1M2, 9.045%, (SOFR30A + 3.764%), 02/25/2040	2,144,968	0.3
2,445,981 (1)(2)	Connecticut Avenue Securities Trust 2022- R01 1B1, 8.430%, (SOFR30A + 3.150%), 12/25/2041	2,528,146	0.3
1,048,278 (1)(2)	Connecticut Avenue Securities Trust 2022- R02 2B1, 9.780%, (SOFR30A + 4.500%), 01/25/2042	1,109,517	0.1
117,461 (1)(2)	CSMC Trust 2013-IVR3 B3, 3.407%, 05/25/2043	112,815	0.0
170,274 (1)(2)	CSMC Trust 2013-IVR5 B3, 3.619%, 10/25/2043	164,149	0.0
211,288 (1)(2)	CSMC Trust 2014-IVR1 B3, 3.605%, 11/25/2043	203,445	0.0
178,491 (1)(2)	CSMC Trust 2014-IVR2 B3, 3.816%, 04/25/2044	173,447	0.0
271,687 (1)(2)	CSMC Trust 2014-IVR3 B3, 4.015%, 07/25/2044	261,772	0.0
461,472 (1)(2)	CSMC Trust 2019- AFC1 A3, 3.877%, 07/25/2049	449,303	0.1
1,000,000 (1)(2)	CSMC Trust 2021- AFC1 M1, 2.193%, 03/25/2056	675,874	0.1
1,397,704 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	1,106,561	0.1
279,178 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.542%, 06/27/2037	246,571	0.0
1,397,704 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.395%, (SOFR30A + 3.114%), 01/25/2040	1,432,825	0.2
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 8.380%, (SOFR30A + 3.100%), 10/25/2041	2,063,115	0.3

See Accompanying Notes to Financial Statements

17

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
698,852 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 8.580%, (SOFR30A + 3.300%), 11/25/2041	$721,202	0.1
3,900,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 12.280%, (SOFR30A + 7.000%), 04/25/2042	4,257,095	0.5
4,088,283 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 10.830%, (SOFR30A + 5.550%), 01/25/2043	4,526,562	0.5
1,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 10.013%, (SOFR30A + 4.750%), 06/25/2043	1,632,329	0.2
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 8.513%, (SOFR30A + 3.250%), 09/25/2043	1,041,868	0.1
1,600,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1B1, 7.980%, (SOFR30A + 2.700%), 01/25/2044	1,631,695	0.2
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1B2, 9.280%, (SOFR30A + 4.000%), 01/25/2044	518,492	0.1
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1M2, 7.080%, (SOFR30A + 1.800%), 01/25/2044	1,012,740	0.1
850,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R02 1B2, 8.980%, (SOFR30A + 3.700%), 02/25/2044	869,093	0.1
4,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 8.063%, (SOFR30A + 2.800%), 03/25/2044	4,059,635	0.5
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 7.480%, (SOFR30A + 2.200%), 05/25/2044	2,012,671	0.2
4,550,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R05 2B1, 7.280%, (SOFR30A + 2.000%), 07/25/2044	4,582,979	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
571,166 (1)(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	$555,477	0.1
841,021 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.004%, 04/25/2048	780,259	0.1
910,932 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.143%, 07/25/2048	839,904	0.1
844,597 (1)(2)	Flagstar Mortgage Trust 2018-5 B3, 4.420%, 09/25/2048	786,238	0.1
846,202 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.907%, 10/25/2048	830,509	0.1
253,445 (1)(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	232,786	0.0
3,578,461 (1)(2)	Flagstar Mortgage Trust 2019-1INV B2A, 4.523%, 10/25/2049	3,291,812	0.4
894,262 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 3.999%, 12/25/2049	816,609	0.1
3,184,750 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.199%, 03/25/2050	2,911,851	0.4
1,587,296 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.199%, 03/25/2050	1,436,857	0.2
479,104 (1)(2)	Freddie Mac STACR REMIC Trust 2021- DNA5 M2, 6.930%, (SOFR30A + 1.650%), 01/25/2034	481,597	0.1
1,825,522 (1)(2)	Freddie Mac STACR REMIC Trust 2021- DNA6 B1, 8.680%, (SOFR30A + 3.400%), 10/25/2041	1,884,549	0.2
2,096,556 (1)(2)	Freddie Mac STACR REMIC Trust 2021- DNA7 B1, 8.930%, (SOFR30A + 3.650%), 11/25/2041	2,184,240	0.3
3,494,259 (1)(2)	Freddie Mac STACR REMIC Trust 2021- HQA4 B1, 9.030%, (SOFR30A + 3.750%), 12/25/2041	3,600,186	0.4
6,988,519 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA1 B1, 8.680%, (SOFR30A + 3.400%), 01/25/2042	7,224,001	0.9
6,604,150 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA2 B1, 10.030%, (SOFR30A + 4.750%), 02/25/2042	6,997,041	0.8

See Accompanying Notes to Financial Statements

18

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,494,259 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA2 M1B, 7.680%, (SOFR30A + 2.400%), 02/25/2042	$3,578,150	0.4
3,843,685 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA2 M2, 9.030%, (SOFR30A + 3.750%), 02/25/2042	4,043,167	0.5
2,096,556 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA4 M2, 10.530%, (SOFR30A + 5.250%), 05/25/2042	2,281,392	0.3
2,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2023- HQA3 M2, 8.630%, (SOFR30A + 3.350%), 11/25/2043	2,616,931	0.3
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024- HQA2 M2, 7.080%, (SOFR30A + 1.800%), 08/25/2044	1,008,125	0.1
401,781 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	394,020	0.1
31,633 (1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	31,200	0.0
915,864 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	886,766	0.1
1,126,971 (1)(2)	GCAT Trust 2022-INV3 B1, 4.609%, 08/25/2052	1,056,317	0.1
2,178,032 (1)(2)	GCAT Trust 2023- NQM1 A2, 4.250%, 10/25/2057	2,066,456	0.3
2,402,684 (1)(2)	GCAT Trust 2024-INV2 B3, 7.398%, 06/25/2054	2,537,667	0.3
131,456 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A1, 3.500%, 05/25/2050	120,431	0.0
223,475 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A4, 3.500%, 05/25/2050	204,733	0.0
525,848 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A8, 3.500%, 05/25/2050	481,748	0.1
1,408,345 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 B3, 3.625%, 05/25/2050	1,225,145	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
802,846 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.040%, 08/25/2049	$714,556	0.1
57,422 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	55,098	0.0
874,385 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.374%, 11/25/2049	834,012	0.1
53,446 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	50,775	0.0
859,940 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.917%, 03/25/2050	810,349	0.1
2,277,156 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.917%, 03/25/2050	2,145,836	0.3
1,951,011 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.917%, 03/25/2050	1,833,650	0.2
1,183,865 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.651%, 08/25/2051	944,599	0.1
934,551 (1)(2)	GS Mortgage-Backed Securities Trust 2021- GR3 B3, 3.378%, 04/25/2052	783,932	0.1
936,937 (1)(2)	GS Mortgage-Backed Securities Trust 2021- GR3 B4, 3.378%, 04/25/2052	761,188	0.1
2,863,256 (1)(2)	GS Mortgage-Backed Securities Trust 2022- PJ5 B3, 2.987%, 10/25/2052	2,371,296	0.3
1,983,542 (1)(2)	GS Mortgage-Backed Securities Trust 2022- PJ6 A24, 3.000%, 01/25/2053	1,717,273	0.2
3,568,219 (1)(2)	GS Mortgage-Backed Securities Trust 2023- PJ5 B2, 6.786%, 02/25/2054	3,728,464	0.4
1,584,984 (1)(2)	GS Mortgage-Backed Securities Trust 2024- PJ1 B2, 7.228%, 06/25/2054	1,700,860	0.2
90,927 (2)	GSR Mortgage Loan Trust 2005-AR5 2A3, 5.352%, 10/25/2035	49,683	0.0

See Accompanying Notes to Financial Statements

19

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
146,815 (2)	GSR Mortgage Loan Trust 2006-AR1 2A1, 4.609%, 01/25/2036	$132,205	0.0
565,709 (2)	HarborView Mortgage Loan Trust 2007-5 A1A, 5.459%, (TSFR1M + 0.494%), 09/19/2037	483,199	0.1
1,642,856 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.303%, 12/25/2051	1,393,300	0.2
1,048,278 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	799,431	0.1
1,492,809 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.389%, (TSFR1M + 0.534%), 02/25/2046	1,136,117	0.1
30,628 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 3.990%, 08/25/2049	29,420	0.0
21,056 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.990%, 08/25/2049	20,226	0.0
879,877 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.439%, 08/25/2049	837,897	0.1
879,877 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.439%, 08/25/2049	835,470	0.1
536,123 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.563%, 06/25/2049	513,757	0.1
981,409 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.151%, 05/25/2052	791,624	0.1
1,116,199 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.091%, 07/25/2052	904,990	0.1
2,668,131 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.304%, 11/25/2052	2,233,176	0.3
1,962,417 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A15B, 5.500%, 07/25/2053	1,942,321	0.2
1,796,887 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.706%, 07/25/2053	1,737,188	0.2
3,124,763 (1)(2)	J.P. Morgan Mortgage Trust 2024-1 B3, 6.666%, 06/25/2054	3,196,061	0.4
412,152	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	194,254	0.0
81,096 (2)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.694%, 05/25/2037	69,983	0.0
923,317	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	348,800	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
692,022 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.689%, 01/25/2044	$603,029	0.1
786,000 (1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.711%, 10/25/2029	707,916	0.1
1,264,067 (1)(2)	JP Morgan Mortgage Trust 2015-4 B4, 3.530%, 06/25/2045	939,873	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.793%, 05/25/2046	772,919	0.1
2,092,528 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.448%, 01/25/2047	1,876,132	0.2
740,365 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.775%, 08/25/2047	696,672	0.1
843,964 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.871%, 11/25/2048	777,271	0.1
856,089 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.774%, 12/25/2048	779,179	0.1
934,144 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.702%, 09/25/2048	851,173	0.1
1,323,610 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.702%, 09/25/2048	1,202,649	0.2
911,464 (1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.709%, 10/25/2048	834,852	0.1
1,331,863 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.709%, 10/25/2048	1,216,537	0.2
247,143 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	227,107	0.0
1,199,132 (1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.041%, 01/25/2049	1,114,426	0.1
857,930 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.041%, 01/25/2049	794,935	0.1
864,228 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.254%, 02/25/2049	810,313	0.1
865,996 (1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.254%, 02/25/2049	807,284	0.1
80,253 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	76,591	0.0
1,275,821 (1)(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.457%, 11/25/2049	1,208,637	0.2
889,623 (1)(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.261%, 12/25/2049	838,418	0.1

See Accompanying Notes to Financial Statements

20

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,243,429 (1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.261%, 12/25/2049	$1,168,339	0.1
333,630 (1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.473%, 02/25/2050	307,051	0.0
1,842,445 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.219%, 02/25/2050	1,623,145	0.2
305,367 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	281,285	0.0
1,867,043 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.418%, 03/25/2050	1,671,351	0.2
2,021,402 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.921%, 10/25/2049	1,960,293	0.2
1,076,404 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.936%, 10/25/2049	1,047,570	0.1
334,695 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	309,857	0.0
145,035 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	134,272	0.0
2,225,931 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.361%, 05/25/2050	2,035,076	0.2
1,194,052 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.668%, 12/25/2049	1,159,791	0.1
1,194,052 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.668%, 12/25/2049	1,150,652	0.1
6,369 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	6,192	0.0
25,885 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	25,407	0.0
915,052 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.356%, 03/25/2050	858,353	0.1
1,598,714 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.356%, 03/25/2050	1,485,187	0.2
981,639 (1)(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.642%, 11/25/2050	874,559	0.1
1,580,875 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.571%, 12/25/2050	1,402,873	0.2
936,642 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.505%, 03/25/2051	833,493	0.1
34,697 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	34,144	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,043,675 (1)(2)	JP Morgan Mortgage Trust 2021-10 B2, 2.805%, 12/25/2051	$844,449	0.1
4,593,762 (1)(2)	JP Morgan Mortgage Trust 2021-6 B3, 2.863%, 10/25/2051	3,711,837	0.4
793,867 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	661,707	0.1
1,794,836 (1)(2)	JP Morgan Mortgage Trust 2024-2 A9, 6.500%, 08/25/2054	1,815,639	0.2
452,809 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 A9, 6.500%, 10/25/2054	460,378	0.1
1,989,763 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B2, 7.197%, 10/25/2054	2,149,801	0.3
3,979,526 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B3, 7.197%, 10/25/2054	4,202,814	0.5
1,496,996 (1)(2)	JP Morgan Mortgage Trust Series 2024-6 B3, 6.954%, 12/25/2054	1,562,561	0.2
546,281 (1)(2)	JP Morgan Trust 2015-1 B3, 6.676%, 12/25/2044	527,344	0.1
342,392 (1)(2)	JP Morgan Trust 2015-3 B3, 3.588%, 05/25/2045	322,230	0.0
866,534 (1)(2)	JP Morgan Trust 2015-3 B4, 3.588%, 05/25/2045	684,818	0.1
33,159 (2)	Lehman XS Trust Series 2005-5N 3A1B, 6.123%, (12MTA + 1.000%), 11/25/2035	32,662	0.0
1,285,955 (1)(2)	Mello Mortgage Capital Acceptance 2018- MTG2 B2, 4.363%, 10/25/2048	1,229,016	0.2
922,304 (1)(2)	Mello Mortgage Capital Acceptance 2021- MTG3 B3, 2.906%, 07/01/2051	747,575	0.1
1,650,643 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.318%, 03/25/2052	1,369,224	0.2
257,540 (1)(2)	MFA Trust 2020-NQM3 A3, 1.632%, 01/26/2065	241,263	0.0
2,438,294 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	1,995,796	0.2
900,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	869,750	0.1
1,257,933 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.744%, 09/25/2057	1,165,426	0.1

See Accompanying Notes to Financial Statements

21

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
112,801	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	$66,707	0.0
3,979,584 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B2, 7.182%, 03/25/2054	4,290,424	0.5
3,746,779 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B3, 7.182%, 03/25/2054	3,945,619	0.5
1,000,000 (1)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 7.067%, 09/25/2054	1,030,315	0.1
1,019,927 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	1,000,217	0.1
2,655,637 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 8.630%, (SOFR30A + 3.350%), 04/25/2034	2,724,826	0.3
18,097 (1)(2)	OBX Trust 2019- EXP1 1A3, 4.000%, 01/25/2059	17,815	0.0
120,936 (1)(2)	OBX Trust 2019- EXP3 1A9, 3.500%, 10/25/2059	110,709	0.0
118,688 (1)(2)	OBX Trust 2019- INV2 A25, 4.000%, 05/27/2049	113,090	0.0
242,146 (1)(2)	OBX Trust 2020- EXP3 1A9, 3.000%, 01/25/2060	217,452	0.0
285,542 (1)(2)	OBX Trust 2020- INV1 A21, 3.500%, 12/25/2049	262,206	0.0
920,280 (1)(2)	OBX Trust 2022- J1 A14, 2.500%, 02/25/2052	768,247	0.1
2,521,598 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.971%, 10/25/2051	2,063,401	0.3
1,070,906 (1)(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.244%, 02/25/2050	912,565	0.1
7,192 (1)(2)	PSMC Trust 2019-2 A1, 3.500%, 10/25/2049	7,142	0.0
189,233 (1)(2)	PSMC Trust 2019- 3 A12, 3.500%, 11/25/2049	180,600	0.0
600,000 (1)(2)	Radnor Re Ltd. 2024-1 B1, 10.746%, (SOFR30A + 5.150%), 09/25/2034	600,847	0.1
1,162,814 (1)(2)	Radnor RE Ltd. 2021- 1 M1C, 7.980%, (SOFR30A + 2.700%), 12/27/2033	1,179,418	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
98,481 (1)(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	$90,729	0.0
866,046 (1)(2)	RCKT Mortgage Trust 2019-1 B1A, 3.890%, 09/25/2049	794,733	0.1
885,172 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.890%, 09/25/2049	807,612	0.1
1,270,855 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.466%, 02/25/2050	1,137,398	0.1
226,465 (1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	217,355	0.0
272,951 (1)(2)	Sequoia Mortgage Trust 2015-3 B3, 3.730%, 07/25/2045	222,735	0.0
1,137,331 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.557%, 02/25/2047	1,063,215	0.1
1,599,318 (1)(2)	Sequoia Mortgage Trust 2017-5 B3, 3.787%, 08/25/2047	1,465,905	0.2
788,071 (1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.506%, 08/25/2047	761,523	0.1
872,584 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.247%, 06/25/2049	815,310	0.1
315,941 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	289,443	0.0
437,236 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.711%, 12/25/2049	398,436	0.1
437,236 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.711%, 12/25/2049	394,673	0.1
499,623 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.911%, 03/25/2049	500,609	0.1
1,087,425 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.779%, 08/25/2049	1,079,687	0.1
610,218 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	584,648	0.1
1,921,375 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.502%, 09/25/2049	1,839,262	0.2
1,131,441 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.502%, 09/25/2049	1,098,027	0.1
905,941 (1)(2)	Sequoia Mortgage Trust 2020-2 B2, 3.635%, 03/25/2050	812,219	0.1
1,581,805 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.635%, 03/25/2050	1,400,943	0.2

See Accompanying Notes to Financial Statements

22

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,271,408 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.318%, 04/25/2050	$1,124,430	0.1
1,643,495 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.863%, 11/25/2051	1,360,374	0.2
1,396,401 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.132%, 01/25/2053	1,338,550	0.2
988,262 (1)(2)	Sequoia Mortgage Trust 2023-3 B3, 6.210%, 09/25/2053	990,486	0.1
861,919 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 6.000%, 03/25/2054	861,893	0.1
3,142,326 (1)(2)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	3,142,229	0.4
3,634,809 (1)	Sequoia Mortgage Trust 2024-4 A19, 6.000%, 05/25/2054	3,643,783	0.4
1,442,933 (1)(2)	Sequoia Mortgage Trust 2024-6 B4, 6.602%, 07/27/2054	1,400,714	0.2
800,000 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	795,787	0.1
853,866 (1)(2)	Shellpoint Co.- Originator Trust 2017-2 B3, 3.642%, 10/25/2047	788,154	0.1
625,134 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	580,601	0.1
2,096,556 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	1,860,717	0.2
1,397,704 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	1,293,693	0.2
1,747,130 (1)	Starwood Mortgage Residential Trust 2020- INV1 M1, 2.501%, 11/25/2055	1,589,116	0.2
44,745 (2)	Structured Adjustable Rate Mortgage Loan Trust Series 2005- 4 3A1, 6.036%, 03/25/2035	40,978	0.0
2,528,206 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	575,496	0.1
768,737 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.930%, 11/25/2057	763,138	0.1
986,070 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.221%, 12/25/2051	813,012	0.1
3,223,600 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.232%, 01/25/2052	2,683,145	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
642,143 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	$562,670	0.1
387,561 (1)(2)	Verus Securitization Trust 2021-6 A1, 1.630%, 10/25/2066	334,867	0.0
58,732 (2)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A1, 6.771%, 10/20/2035	57,624	0.0
76,195 (2)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A2, 6.771%, 10/20/2035	74,757	0.0
224,720 (2)	WaMu Mortgage Pass- Through Certificates 2007-HY2 1A1, 4.306%, 12/25/2036	202,306	0.0
296,562 (2)	WaMu Mortgage Pass- Through Certificates Series 2004-AR7 A6, 6.165%, 07/25/2034	280,752	0.0
252,291 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2004-AR4 A6, 6.232%, 06/25/2034	244,986	0.0
175,641 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2005- AR13 A1C3, 5.949%, (TSFR1M + 1.094%), 10/25/2045	169,583	0.0
161,380 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2005- AR16 1A1, 4.810%, 12/25/2035	147,385	0.0
187,028 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2006- AR14 1A3, 3.982%, 11/25/2036	163,390	0.0
568,049 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2006- AR16 1A1, 4.240%, 12/25/2036	514,770	0.1
276,290 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2006- AR16 2A3, 4.316%, 12/25/2036	243,177	0.0
176,599 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2007- HY1 2A3, 4.242%, 02/25/2037	161,582	0.0

See Accompanying Notes to Financial Statements

23

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
323,638 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2007- HY1 3A2, 4.168%, 02/25/2037	$275,998	0.0
268,552	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005- 10 2A9, 6.000%, 11/25/2035	249,534	0.0
86,463	Washington Mutual Mortgage Pass- Through Certificates WMALT Series Trust 2005-7 1A4, 5.500%, 09/25/2035	78,511	0.0
331,191	Washington Mutual Mortgage Pass- Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	304,470	0.0
436,492 (2)	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 5.429%, (TSFR1M + 0.574%), 01/25/2047	389,538	0.1
80,469	Wells Fargo Alternative Loan Trust 2007- PA3 3A1, 6.250%, 07/25/2037	70,868	0.0
417,626 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.655%, 07/25/2047	375,632	0.1
45,581 (2)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.169%, 04/25/2036	44,563	0.0
297,710 (2)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 6.234%, 12/28/2037	263,372	0.0
152,429 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2019-3 A17, 3.500%, 07/25/2049	141,035	0.0
1,345,827 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.372%, 12/25/2049	1,170,032	0.1
974,397 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-4 B2, 3.158%, 07/25/2050	866,244	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,176,140 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2021-1 B3, 2.701%, 12/25/2050	$894,164	0.1

	Total Collateralized Mortgage Obligations
	(Cost $316,707,555)	302,818,645	35.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 33.9%
1,803,038 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	1,344,567	0.2
3,947,814 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	2,864,038	0.3
2,000,000 (1)	ARZ Trust 2024-BILT F, 8.268%, 06/11/2029	2,067,845	0.2
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 7.044%, (TSFR1M + 1.947%), 12/15/2036	481,750	0.1
1,500,000 (1)(2)	BAMLL Trust 2024- BHP B, 7.997%, (TSFR1M + 2.900%), 08/15/2039	1,508,112	0.2
1,000,000	BANK 2017-BNK4 A4, 3.625%, 05/15/2050	973,898	0.1
1,537,474 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,050,058	0.1
7,060,000 (1)(2)(4)	BANK 2017-BNK4 XE, 1.635%, 05/15/2050	224,920	0.0
14,780,716 (1)(2)(4)	BANK 2017-BNK8 XE, 1.429%, 11/15/2050	518,778	0.1
9,363,500 (1)(2)(4)	BANK 2018-BN12 XD, 1.535%, 05/15/2061	422,219	0.1
10,848,484 (2)(4)	BANK 2019-BN19 XA, 1.070%, 08/15/2061	414,415	0.1
2,500,000 (2)	BANK 2020-BN26 C, 3.414%, 03/15/2063	2,038,599	0.2
36,718,770 (2)(4)	BANK 2020-BN27 XA, 1.263%, 04/15/2063	1,793,596	0.2
12,144,452 (2)(4)	BANK 2020-BN30 XA, 1.387%, 12/15/2053	719,117	0.1
30,352,601 (2)(4)	Barclays Commercial Mortgage Trust 2019- C4 XA, 1.666%, 08/15/2052	1,680,056	0.2
103,000,000 (1)(2)(4)	BBCCRE Trust 2015- GTP XB, 0.306%, 08/10/2033	144,154	0.0
2,000,000 (1)	BBCMS Mortgage Trust 2024-5C29 D, 4.000%, 09/15/2057	1,759,143	0.2
6,256,978 (2)(4)	BBCMS Trust 2021- C10 XA, 1.337%, 07/15/2054	368,462	0.0
8,000,000 (1)(2)(4)	Benchmark Mortgage Trust 2018-B4 XD, 1.750%, 07/15/2051	430,808	0.1

See Accompanying Notes to Financial Statements

24

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
13,253,026 (1)(2)(4)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	$628,379	0.1
47,077,245 (2)(4)	Benchmark Mortgage Trust 2018-B7 XA, 0.564%, 05/15/2053	602,984	0.1
11,720,077 (2)(4)	Benchmark Mortgage Trust 2019-B10 XA, 1.385%, 03/15/2062	515,252	0.1
1,000,000 (2)	Benchmark Mortgage Trust 2019-B13 C, 3.839%, 08/15/2057	829,871	0.1
10,418,134 (1)(2)(4)	Benchmark Mortgage Trust 2019-B14 XD, 1.397%, 12/15/2062	611,771	0.1
1,350,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	868,714	0.1
3,220,000 (1)(2)(4)	Benchmark Mortgage Trust 2019-B9 XD, 2.159%, 03/15/2052	232,776	0.0
12,463,832 (2)(4)	Benchmark Mortgage Trust 2020-B17 XA, 1.534%, 03/15/2053	662,443	0.1
5,115,479 (1)	Benchmark Mortgage Trust 2020-B18 AGNF, 4.139%, 07/15/2053	4,851,203	0.6
15,227,991 (2)(4)	Benchmark Mortgage Trust 2020-B18 XA, 1.908%, 07/15/2053	904,926	0.1
7,168,176 (2)(4)	Benchmark Mortgage Trust 2020-B20 XA, 1.719%, 10/15/2053	426,763	0.1
11,076,026 (2)(4)	Benchmark Mortgage Trust 2020-B22 XA, 1.621%, 01/15/2054	802,443	0.1
12,768,095 (2)(4)	Benchmark Mortgage Trust 2021-B23 XA, 1.368%, 02/15/2054	691,637	0.1
23,901,912 (2)(4)	Benchmark Mortgage Trust 2021-B25 XA, 1.202%, 04/15/2054	1,181,192	0.1
4,902,603 (2)(4)	Benchmark Mortgage Trust 2021-B28 XA, 1.377%, 08/15/2054	298,103	0.0
1,000,000 (1)(2)	BHMS 2018-ATLS D, 7.644%, (TSFR1M + 2.547%), 07/15/2035	987,761	0.1
4,598,445 (1)(5)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	3,598,880	0.4
2,341,154 (1)(5)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	1,743,617	0.2
5,887,827 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.440%, 05/25/2052	4,748,465	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	BOCA Commercial Mortgage Trust 2024- BOCA B, 7.437%, (TSFR1M + 2.340%), 08/15/2041	$1,001,222	0.1
1,679,341 (1)(2)	BX Commercial Mortgage Trust 2019- IMC D, 7.043%, (TSFR1M + 1.946%), 04/15/2034	1,652,931	0.2
700,000 (1)(2)	BX Commercial Mortgage Trust 2021- 21M E, 7.382%, (TSFR1M + 2.285%), 10/15/2036	692,191	0.1
876,738 (1)(2)	BX Commercial Mortgage Trust 2021- SOAR G, 8.011%, (TSFR1M + 2.914%), 06/15/2038	865,001	0.1
2,922,704 (1)(2)	BX Commercial Mortgage Trust 2021- VOLT F, 7.611%, (TSFR1M + 2.514%), 09/15/2036	2,904,556	0.3
1,414,000 (1)(2)	BX Commercial Mortgage Trust 2021- XL2 D, 6.608%, (TSFR1M + 1.511%), 10/15/2038	1,397,759	0.2
3,300,000 (1)(2)	BX Commercial Mortgage Trust 2022- CSMO B, 8.237%, (TSFR1M + 3.141%), 06/15/2027	3,322,381	0.4
1,045,698 (1)(2)	BX Commercial Mortgage Trust 2023- XL3 D, 8.685%, (TSFR1M + 3.589%), 12/09/2040	1,049,940	0.1
2,000,000 (1)(2)	BX Commercial Mortgage Trust 2024- AIR2 D, 7.890%, (TSFR1M + 2.790%), 10/15/2041	2,005,885	0.2
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2024- KING D, 7.586%, (TSFR1M + 2.490%), 05/15/2034	994,199	0.1
1,220,000 (1)(2)	BX Commercial Mortgage Trust 2024- KING E, 8.784%, (TSFR1M + 3.688%), 05/15/2034	1,213,914	0.1
885,455 (1)(2)	BX Commercial Mortgage Trust 2024-MF D, 7.786%, (TSFR1M + 2.690%), 02/15/2039	885,787	0.1

See Accompanying Notes to Financial Statements

25

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,458,014 (1)(2)	BX Commercial Mortgage Trust 2024- XL4 D, 8.236%, (TSFR1M + 3.140%), 02/15/2039	$1,464,013	0.2
1,386,851 (1)(2)	BX Commercial Mortgage Trust 2024- XL5 C, 7.037%, (TSFR1M + 1.941%), 03/15/2041	1,383,569	0.2
1,000,000 (1)(2)	BX Trust 2018-GW C, 6.614%, (TSFR1M + 1.517%), 05/15/2035	998,144	0.1
2,800,000 (1)(2)	BX Trust 2021-ARIA F, 7.805%, (TSFR1M + 2.708%), 10/15/2036	2,751,263	0.3
1,000,000 (1)(2)	BX Trust 2021-LGCY E, 6.911%, (TSFR1M + 1.814%), 10/15/2036	980,080	0.1
1,859,724 (1)(2)	BX Trust 2021-RISE D, 6.961%, (TSFR1M + 1.864%), 11/15/2036	1,831,885	0.2
2,265,319 (1)(2)	BX Trust 2021-SDMF E, 6.798%, (TSFR1M + 1.701%), 09/15/2034	2,200,611	0.3
2,000,000 (1)(2)	BX Trust 2022-LBA6 E, 7.797%, (TSFR1M + 2.700%), 01/15/2039	1,977,098	0.2
500,000 (1)(2)	BX Trust 2022-VAMF F, 8.396%, (TSFR1M + 3.299%), 01/15/2039	492,881	0.1
2,250,000 (1)(2)	BX Trust 2023-DELC A, 7.787%, (TSFR1M + 2.690%), 05/15/2038	2,263,158	0.3
3,090,000 (1)(2)	BXSC Commercial Mortgage Trust 2022- WSS B, 7.189%, (TSFR1M + 2.092%), 03/15/2035	3,086,102	0.4
2,000,000 (1)(2)	BXSC Commercial Mortgage Trust 2022- WSS E, 9.231%, (TSFR1M + 4.134%), 03/15/2035	1,987,236	0.2
1,250,000 (1)(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	828,811	0.1
12,086,950 (2)(4)	CD Mortgage Trust 2019-CD8 XA, 1.535%, 08/15/2057	619,036	0.1
2,000,000 (1)	CFK Trust 2020-MF2 C, 2.995%, 03/15/2039	1,751,931	0.2
22,500,456 (1)(2)(4)	Citigroup Commercial Mortgage Trust 2014- GC19 XD, 1.323%, 03/11/2047	70,474	0.0
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-C2 D, 3.250%, 08/10/2049	900,988	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,434,785 (1)(2)(4)	Citigroup Commercial Mortgage Trust 2017- P8 XE, 1.397%, 09/15/2050	$461,900	0.1
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2021- PRM2 D, 7.111%, (TSFR1M + 2.014%), 10/15/2038	989,953	0.1
4,100,000 (1)	Citigroup Commercial Mortgage Trust 2023- PRM3 C, 6.572%, 07/10/2028	4,185,970	0.5
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2023- SMRT D, 6.048%, 10/12/2040	994,174	0.1
1,565,428 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.236%, 11/10/2051	1,062,970	0.1
1,523,000 (2)	COMM Mortgage Trust 2017-COR2 C, 4.740%, 09/10/2050	1,367,006	0.2
1,271,910 (1)(2)	COMM Mortgage Trust 2020-CBM F, 3.754%, 02/10/2037	1,188,986	0.1
16,406,000 (1)(2)(4)	CSAIL Commercial Mortgage Trust 2017- CX10 XE, 1.066%, 11/15/2050	451,046	0.1
2,360,000 (2)	CSAIL Commercial Mortgage Trust 2018- CX12 B, 4.614%, 08/15/2051	2,234,490	0.3
1,847,000	DBJPM Mortgage Trust 2016-C3 B, 3.264%, 08/10/2049	1,679,697	0.2
1,000,000 (1)(2)	DBWF Mortgage Trust 2015-LCM D, 3.535%, 06/10/2034	901,314	0.1
3,500,000 (1)(2)	DK Trust 2024-SPBX D, 7.847%, (TSFR1M + 2.750%), 03/15/2034	3,489,830	0.4
2,673,106 (1)(2)	Extended Stay America Trust 2021-ESH E, 8.061%, (TSFR1M + 2.964%), 07/15/2038	2,677,994	0.3
13,368,008 (1)(2)(4)	Freddie Mac Multifamily ML Certificates 2021- ML11 XUS, 0.770%, 03/25/2038	663,620	0.1
3,367,286 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.635%, 02/25/2035	372,524	0.1

See Accompanying Notes to Financial Statements

26

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,052,184 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.094%, 08/25/2036	$732,961	0.1
15,401,996 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.229%, 05/25/2029	1,888,430	0.2
3,378,024 (1)(5)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	2,851,391	0.3
48,204,007 (1)(4)	FREMF Mortgage Trust 2016-K57 X2A, 0.100%, 08/25/2049	59,898	0.0
12,250,292 (1)(4)	FREMF Mortgage Trust 2016-K57 X2B, 0.100%, 08/25/2049	20,200	0.0
449,682 (1)(5)	FREMF Mortgage Trust 2018-K156 C, 0.000%, 07/25/2036	206,808	0.0
29,011,844 (1)(4)	FREMF Mortgage Trust 2019-KG01 X2A, 0.100%, 04/25/2029	63,739	0.0
3,260,000 (1)(4)	FREMF Mortgage Trust 2019-KG01 X2B, 0.100%, 05/25/2029	11,261	0.0
2,000,000 (1)(2)	FS Trust 2024-HULA D, 8.036%, (TSFR1M + 2.940%), 08/15/2039	2,008,436	0.2
1,396,556 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	1,158,756	0.1
5,187,577 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	4,180,654	0.5
7,790,101 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	6,163,321	0.7
5,604,792 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 2C, 0.000%, 11/29/2050	4,376,667	0.5
1,000,000 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	832,751	0.1
6,944,491 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.990%, 11/27/2050	5,891,814	0.7
3,644,248 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	2,687,613	0.3
134,877 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	134,098	0.0
2,736,005 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	2,586,038	0.3
2,689,881 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	2,666,704	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,735,306 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	$2,549,341	0.3
2,000,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.390%, 09/27/2051	1,625,797	0.2
3,770,306 (1)(5)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	3,676,013	0.4
4,582,372 (1)(5)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	4,440,934	0.5
3,727,676 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.000%, 09/27/2051	3,512,556	0.4
3,163,003 (1)(5)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	2,231,205	0.3
3,768,209 (1)(5)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	3,663,293	0.4
3,725,579 (1)(5)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	3,421,709	0.4
855,000 (1)(2)	Great Wolf Trust 2024- WOLF A, 6.639%, (TSFR1M + 1.542%), 03/15/2039	854,485	0.1
1,400,000 (1)(2)	GS Mortgage Securities Corp. Trust 2023-FUN C, 8.486%, (TSFR1M + 3.389%), 03/15/2028	1,406,083	0.2
1,500,000	GS Mortgage Securities Trust 2015-GC32 A4, 3.764%, 07/10/2048	1,485,235	0.2
5,408,744 (2)(4)	GS Mortgage Securities Trust 2019-GC38 XA, 1.170%, 02/10/2052	198,263	0.0
1,516,508 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,095,465	0.1
11,612,262 (2)(4)	GS Mortgage Securities Trust 2019-GC40 XA, 1.262%, 07/10/2052	466,497	0.1
1,257,933 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	814,727	0.1
500,000 (1)	GS Mortgage Securities Trust 2021-GSA3 E, 2.250%, 12/15/2054	302,191	0.0
2,500,000 (1)(2)	GSMS Trustair 2024- FAIR C, 7.120%, 07/15/2029	2,585,327	0.3

See Accompanying Notes to Financial Statements

27

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,700,000 (1)(2)	GWT 2024-WLF2 D, 8.036%, (TSFR1M + 2.939%), 05/15/2041	$3,720,775	0.4
3,000,000 (1)(2)	Hawaii Hotel Trust 2019-MAUI E, 7.554%, (TSFR1M + 2.457%), 05/15/2038	2,989,933	0.4
1,187,195 (1)(2)	HIT Trust 2022-HI32 B, 8.286%, (TSFR1M + 3.189%), 07/09/2025	1,191,347	0.1
2,000,000 (1)(2)	HLTN Commercial Mortgage Trust 2024- DPLO D, 8.436%, (TSFR1M + 3.339%), 06/15/2041	2,011,395	0.2
2,000,000 (1)(2)	INTOWN Mortgage Trust 2022-STAY B, 8.383%, (TSFR1M + 3.286%), 08/15/2039	2,007,851	0.2
4,100,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019- ICON E, 5.393%, 01/05/2034	3,780,369	0.5
1,000,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024- OMNI D, 5.797%, 10/05/2039	992,109	0.1
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B, 3.460%, 08/15/2049	909,221	0.1
2,143,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021- MHC F, 8.411%, (TSFR1M + 3.314%), 04/15/2038	2,125,814	0.3
22,487,488 (1)(2)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.212%, 11/15/2045	210,715	0.0
1,110,000 (2)	JPMBB Commercial Mortgage Securities Trust 2014-C25 B, 4.347%, 11/15/2047	1,017,488	0.1
46,979,000 (1)(2)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	207,060	0.0
34,428,000 (1)(2)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.479%, 01/15/2048	120,744	0.0
1,000,000 (2)	JPMBB Commercial Mortgage Securities Trust 2015-C29 B, 4.118%, 05/15/2048	960,921	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,000 (1)(2)	JW Commercial Mortgage Trust 2024- MRCO A, 6.704%, (TSFR1M + 1.621%), 06/15/2039	$749,897	0.1
2,250,000 (1)(2)	KSL Commercial Mortgage Trust 2023-HT C, 8.535%, (TSFR1M + 3.439%), 12/15/2036	2,260,937	0.3
1,875,000 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 9.285%, (TSFR1M + 4.188%), 03/15/2036	1,863,239	0.2
863,262 (1)(2)	MCR Mortgage Trust 2024-HTL D, 9.002%, (TSFR1M + 3.905%), 02/15/2037	866,809	0.1
1,677,753 (1)(2)	MHC Commercial Mortgage Trust 2021- MHC F, 7.812%, (TSFR1M + 2.715%), 04/15/2038	1,669,110	0.2
800,000 (1)(2)	MHC Trust 2021-MHC2 E, 7.161%, (TSFR1M + 2.064%), 05/15/2038	790,847	0.1
2,000,000 (1)(2)	MHP 2021-STOR G, 7.961%, (TSFR1M + 2.864%), 07/15/2038	1,986,431	0.2
2,279,035 (1)(2)	MHP 2022-MHIL F, 8.356%, (TSFR1M + 3.259%), 01/15/2027	2,259,104	0.3
1,310,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 AS, 3.561%, 04/15/2048	1,271,212	0.2
14,220,718 (2)(4)	Morgan Stanley Capital I 2017-HR2 XA, 0.992%, 12/15/2050	320,732	0.0
10,870,640 (1)(2)(4)	Morgan Stanley Capital I 2017-HR2 XD, 1.731%, 12/15/2050	477,585	0.1
1,111,174 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	583,065	0.1
25,972,309 (2)(4)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.388%, 07/15/2052	1,179,240	0.1
6,586,500 (1)(2)(4)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.526%, 07/15/2052	372,175	0.1
1,530,000 (1)(2)	MTN Commercial Mortgage Trust 2022- LPFL B, 6.996%, (TSFR1M + 1.896%), 03/15/2039	1,521,365	0.2
1,516,508 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	1,446,666	0.2

See Accompanying Notes to Financial Statements

28

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,988,518 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	$6,035,291	0.7
6,090,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	5,487,888	0.7
9,525,351 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.390%, 11/08/2049	8,602,962	1.0
12,070,440 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.239%, 03/01/2050	10,833,511	1.3
3,501,248 (1)(5)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	3,098,866	0.4
4,402,767 (1)(5)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	3,654,959	0.4
2,320,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	1,999,731	0.2
2,500,000 (1)(2)	SMRT 2022-MINI F, 8.447%, (TSFR1M + 3.350%), 01/15/2039	2,366,833	0.3
2,000,000 (1)(2)	TX Trust 2024-HOU A, 6.688%, (TSFR1M + 1.591%), 06/15/2039	1,986,856	0.2
14,594,947 (2)(4)	UBS Commercial Mortgage Trust 2019- C16 XA, 1.687%, 04/15/2052	814,602	0.1
4,052,019 (2)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.130%, 12/15/2047	3,714	0.0
16,657,000 (1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.388%, 09/15/2058	174,334	0.0
16,657,000 (1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.388%, 09/15/2058	174,125	0.0
3,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.314%, 12/15/2049	2,705,415	0.3
3,375,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.175%, 12/15/2059	2,923,908	0.4
7,605,000 (1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	253,129	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
21,755,696 (2)(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.003%, 10/15/2050	$430,943	0.1
13,736,024 (2)(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.921%, 06/15/2051	320,168	0.0
1,380,000	Wells Fargo Commercial Mortgage Trust 2021-C59 B, 3.034%, 04/15/2054	1,134,569	0.1
14,068,727 (2)(4)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.624%, 08/15/2054	989,141	0.1
3,700,000 (1)	Wells Fargo Commercial Mortgage Trust 2021-C61 D, 2.500%, 11/15/2054	2,687,636	0.3
1,331,523	WFRBS Commercial Mortgage Trust 2013- C14 AS, 3.488%, 06/15/2046	1,289,413	0.2
1,000,000 (2)	WFRBS Commercial Mortgage Trust 2014- C21 B, 4.213%, 08/15/2047	968,375	0.1
2,000,000 (1)	WSTN Trust 2023- MAUI A, 6.518%, 07/05/2037	2,050,039	0.2
	Total Commercial Mortgage-Backed Securities (Cost $285,604,226)	287,987,460	33.9
ASSET-BACKED SECURITIES: 25.7%
	Automobile Asset-Backed Securities: 0.5%
1,642,000	AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	1,639,530	0.2
1,650 (1)(6)	Carvana Auto Receivables Trust 2023-P1 R, 03/11/2030	223,511	0.0
3,334 (1)(6)	Chase Auto Owner Trust 2024-3A R1, 09/25/2031	1,199,249	0.2
2,000 (1)(6)	Chase Auto Owner Trust 2024-4A R1, 11/25/2031	839,557	0.1
		3,901,847	0.5
	Home Equity Asset-Backed Securities: 0.5%
542,084 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	440,827	0.1

See Accompanying Notes to Financial Statements

29

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
657,496 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	$517,922	0.1
2,283,121 (2)	GSAA Home Equity Trust 2006-14 A3A, 5.469%, (TSFR1M + 0.614%), 09/25/2036	710,910	0.1
884,468 (2)	GSAA Home Equity Trust 2007-1 1A1, 5.129%, (TSFR1M + 0.274%), 02/25/2037	252,065	0.0
215,965 (2)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	215,285	0.0
315,452 (2)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	294,098	0.0
2,000,000 (1)	Unlock HEA Trust 2024-2 A, 6.500%, 10/25/2039	1,997,881	0.2
		4,428,988	0.5

	Other Asset-Backed Securities: 21.9%
1,248,204 (1)	ACHV ABS TRUST 2024-1PL A, 5.900%, 04/25/2031	1,259,560	0.1
1,017,163 (1)(2)(3)(4)	American Homes 4 Rent Trust 2015- SFR1 XS, 3.232%, 04/17/2052	—	—
4,480,000 (1)(2)	AMMC CLO XI Ltd. 2012-11A CR2, 7.417%, (TSFR3M + 2.162%), 04/30/2031	4,485,125	0.5
1,350,000 (1)(2)	Apidos CLO XV 2013- 15A CRR, 7.394%, (TSFR3M + 2.112%), 04/20/2031	1,353,172	0.2
2,650,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 7.594%, (TSFR3M + 2.312%), 10/20/2030	2,654,834	0.3
761,310 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	749,530	0.1
371,050 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	359,554	0.0
4,053,000 (1)	Aqua Finance Trust 2021-A B, 2.400%, 07/17/2046	3,503,906	0.4
1,912,320 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	1,828,500	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,000,000 (1)(2)	Bain Capital Credit CLO Ltd. 2024-2A C, 7.826%, (TSFR3M + 2.500%), 07/15/2037	$4,065,168	0.5
3,562,650 (1)	Barings CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	3,494,361	0.4
107,014 (2)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 6.243%, 10/25/2036	106,655	0.0
900,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 7.182%, (TSFR3M + 2.000%), 10/22/2037	901,263	0.1
2,968,875 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 7.451%, (TSFR3M + 2.150%), 04/15/2035	2,971,651	0.4
3,158,738 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	3,145,801	0.4
4,150,000 (1)(2)	Carlyle US CLO Ltd. 2023-3A B, 7.901%, (TSFR3M + 2.600%), 10/15/2036	4,219,326	0.5
5,000,000 (1)(2)	CBAM Ltd. 2019-9A CR, 8.029%, (TSFR3M + 2.700%), 07/15/2037	5,064,830	0.6
2,600,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 7.647%, (TSFR3M + 2.362%), 07/17/2031	2,604,761	0.3
1,500,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 7.533%, (TSFR3M + 2.200%), 07/21/2037	1,517,612	0.2
1,540,760 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	1,406,892	0.2
3,452,375 (1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	3,030,843	0.4
959,818 (1)	Domino's Pizza Master Issuer LLC 2018- 1A A2I, 4.116%, 07/25/2048	952,585	0.1
1,278,178 (1)	Domino's Pizza Master Issuer LLC 2018- 1A A2II, 4.328%, 07/25/2048	1,264,148	0.1
905,280 (1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	863,017	0.1
3,000,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 7.219%, (TSFR3M + 2.000%), 07/17/2037	3,007,437	0.4

See Accompanying Notes to Financial Statements

30

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,850,000 (1)(2)	Galaxy XV CLO Ltd. 2013-15A CRR, 7.413%, (TSFR3M + 2.112%), 10/15/2030	$2,856,413	0.3
1,552,350 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	1,583,204	0.2
242,822 (1)(2)	HGI CRE CLO Ltd. 2021-FL2 A, 6.211%, (TSFR1M + 1.114%), 09/17/2036	242,748	0.0
921,148 (1)(2)	HGI CRE CLO Ltd. 2022-FL3 A, 7.042%, (SOFR30A + 1.700%), 04/20/2037	923,599	0.1
4,450,000 (1)(2)	Invesco US CLO Ltd. 2023-3A B, 7.951%, (TSFR3M + 2.650%), 07/15/2036	4,496,382	0.5
561,857 (1)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	504,017	0.1
646,570 (1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	594,041	0.1
745,906 (1)	LCSS Financing LLC 2018-A A, 4.700%, 12/15/2062	673,404	0.1
1,081,384 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	896,520	0.1
5,200,000 (1)	Marlette Funding Trust 2023-3A B, 6.710%, 09/15/2033	5,258,728	0.6
883,164 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	809,523	0.1
558,827 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	531,650	0.1
772,190 (1)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	729,219	0.1
422,163 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	379,272	0.0
710,528 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	627,298	0.1
772,920 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	605,041	0.1
1,894,374 (1)	Mosaic Solar Loan Trust 2024-2A B, 6.300%, 04/22/2052	1,890,705	0.2
521,870 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	496,084	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,021,421 (1)	Mosaic Solar Loans LLC 2024-1A B, 6.250%, 09/20/2049	$2,015,392	0.2
1,850,000 (1)(2)	Neuberger Berman Loan Advisers CLO 27 Ltd. 2018-27A CR, 7.401%, (TSFR3M + 2.100%), 07/15/2038	1,867,529	0.2
3,135,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 7.552%, (TSFR3M + 2.270%), 07/20/2037	3,141,837	0.4
1,100,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 7.804%, (TSFR3M + 2.500%), 04/20/2037	1,111,976	0.1
3,500,000 (1)(2)	OCP CLO Ltd. 2020- 20A CR, 7.729%, (TSFR3M + 2.450%), 04/18/2037	3,535,056	0.4
4,000,000 (1)(2)	Octagon Investment Partners 31 Ltd. 2017- 1A DRR, 8.832%, (TSFR3M + 3.550%), 07/20/2030	4,019,832	0.5
3,750,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 7.786%, (TSFR3M + 2.500%), 04/16/2037	3,793,830	0.4
2,474,063 (1)(2)	Palmer Square Loan Funding Ltd. 2021-2A D, 10.390%, (TSFR3M + 5.262%), 05/20/2029	2,494,657	0.3
3,400,000 (1)(2)	Parallel Ltd. 2023-1A B, 8.782%, (TSFR3M + 3.500%), 07/20/2036	3,440,202	0.4
1,000,000 (1)	PFS Financing Corp. 2023-A A, 5.800%, 03/15/2028	1,020,215	0.1
6,400,000 (1)	Planet Fitness Master Issuer LLC 2024- 1A A2II, 6.237%, 06/05/2054	6,670,305	0.8
19,224 (2)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.423%, 01/25/2036	19,065	0.0
950,000 (1)	SoFi Consumer Loan Program Trust 2021-1 D, 2.040%, 09/25/2030	925,867	0.1
17,711 (1)	SoFi Consumer Loan Program Trust 2023-1S A, 5.810%, 05/15/2031	17,714	0.0
600,000 (1)(2)	Sound Point CLO VII-R Ltd. 2014-3RA C, 7.795%, (TSFR3M + 2.512%), 10/23/2031	600,975	0.1

See Accompanying Notes to Financial Statements

31

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,100,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.846%, (TSFR3M + 2.562%), 04/25/2034	$4,107,442	0.5
60,717 (2)	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 5.309%, (TSFR1M + 0.454%), 12/25/2036	59,727	0.0
7,550,000 (1)	Subway Funding LLC 2024-3A A2II, 5.566%, 07/30/2054	7,584,719	0.9
793,141 (1)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	724,070	0.1
1,210,967 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	1,020,438	0.1
4,873,315 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	4,133,744	0.5
931,331 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	835,016	0.1
1,654,843 (1)	Sunnova Helios XII Issuer LLC 2023-B C, 6.000%, 08/22/2050	1,399,766	0.2
2,488,977 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	2,030,416	0.2
2,181,147 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	2,044,526	0.2
2,150,724 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	2,109,741	0.2
4,448,760 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	4,298,087	0.5
906,270 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	861,672	0.1
7,500,000 (1)(2)	Symphony CLO 43 Ltd. 2024-43A C, 7.877%, (TSFR3M + 2.550%), 04/15/2037	7,575,353	0.9
885,000 (1)(2)	Symphony CLO XIX Ltd. 2018-19A C, 7.298%, (TSFR3M + 2.012%), 04/16/2031	886,147	0.1
3,930,000 (1)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	3,375,525	0.4
3,958,500 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 8.063%, (TSFR3M + 2.762%), 04/15/2035	3,967,632	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,136,953 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	$1,021,758	0.1
6,800,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	6,999,974	0.8
1,473,143 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	1,340,293	0.2
1,266,720 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 7.843%, (TSFR3M + 2.542%), 07/15/2031	1,268,274	0.1
1,400,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 7.163%, (TSFR3M + 2.000%), 04/15/2032	1,402,276	0.2
1,407,723 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	1,255,220	0.1
1,583,400 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 7.491%, (TSFR3M + 2.212%), 07/18/2031	1,586,301	0.2
3,973,266 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	3,742,427	0.4
2,850,000 (1)	Zaxbys Funding LLC 2024-1A A2I, 6.594%, 04/30/2054	2,980,117	0.4
4,440,156 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	4,090,011	0.5
		186,283,503	21.9
	Student Loan Asset-Backed Securities: 2.8%
129,376 (1)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	118,214	0.0
307,032 (1)	Commonbond Student Loan Trust 2016-B B, 4.000%, 10/25/2040	291,595	0.0
219,054 (1)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	211,629	0.0
85,953 (1)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	76,092	0.0
414,381 (1)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	356,977	0.1
65,256 (1)(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	65,112	0.0
413,902 (1)(2)	ELFI Graduate Loan Program LLC 2019-A B, 2.940%, 03/25/2044	341,284	0.0

See Accompanying Notes to Financial Statements

32

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
380,696 (1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	$376,034	0.1
725,688 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	694,633	0.1
184,888 (1)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	173,352	0.0
2,420 (1)(6)	Navient Private Education Refi Loan Trust 2021-DA R, 04/15/2060	1,883,023	0.2
850,000 (1)	Navient Private Education Refi Loan Trust 2021-FA B, 2.120%, 02/18/2070	604,071	0.1
1,833,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,656,882	0.2
1,000,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	976,124	0.1
1,007,382 (1)	SMB Private Education Loan Trust 2023- A A1A, 5.380%, 01/15/2053	1,030,348	0.1
1,903,391 (1)	SMB Private Education Loan Trust 2024- A A1A, 5.240%, 03/15/2056	1,954,388	0.2
874,000 (1)	SoFi Professional Loan Program LLC 2017-D BFX, 3.610%, 09/25/2040	824,531	0.1
1,000,000 (1)	SoFi Professional Loan Program LLC 2017-E C, 4.160%, 11/26/2040	967,390	0.1
2,795,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	2,633,760	0.3
1,398,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	1,326,600	0.2
1,468,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	1,394,674	0.2
3,529,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	2,916,640	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
2,865,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	$2,468,182	0.3
		23,341,535	2.8
	Total Asset-Backed Securities (Cost $224,060,576)	217,955,873	25.7
	Total Long-Term Investments (Cost $826,372,357)	808,761,978	95.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.2%
	Commercial Paper: 4.0%
4,000,000	Autozone, Inc., 4.990%, 10/01/2024	3,999,454	0.5
3,150,000	Consolidated Edison, 5.000%, 10/01/2024	3,149,570	0.4
2,325,000	Dominion Energy, Inc., 4.970%, 10/01/2024	2,324,684	0.3
6,000,000	Exelon Corp., 2.480%, 10/02/2024	5,999,187	0.7
6,000,000	McDonald's Corp., 4.470%, 10/10/2024	5,992,680	0.7
3,000,000	Sherwin-Williams Co., 5.000%, 10/01/2024	2,999,591	0.3
4,350,000	Sherwin-Williams Co., 5.000%, 10/02/2024	4,348,812	0.5
5,000,000	Volkswagen Group, 5.210%, 10/10/2024	4,992,890	0.6
	Total Commercial Paper (Cost $33,810,048)	33,806,868	4.0

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.2%
10,004,000 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $10,004,000)	$10,004,000	1.2
	Total Short-Term Investments (Cost $43,814,048)	43,810,868	5.2
	Total Investments in Securities (Cost $870,186,405)	$852,572,846	100.4
	Liabilities in Excess of Other Assets	(3,562,762)	(0.4)
	Net Assets	$849,010,084	100.0

See Accompanying Notes to Financial Statements

33

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualifiied institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(7)	Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

34

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2024
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$301,838,957	$979,688	$302,818,645
Commercial Mortgage-Backed Securities	—	287,987,460	—	287,987,460
Asset-Backed Securities	—	217,955,873	—	217,955,873
Short-Term Investments	10,004,000	33,806,868	—	43,810,868
Total Investments, at fair value	$10,004,000	$841,589,158	$979,688	$852,572,846
Other Financial Instruments+
Futures	181,823	—	—	181,823
Total Assets	$10,185,823	$841,589,158	$979,688	$852,754,669
Liabilities Table
Other Financial Instruments+
Futures	$(221,974)	$—	$—	$(221,974)
Total Liabilities	$(221,974)	$—	$—	$(221,974)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2024, the following futures contracts were outstanding for Voya Securitized Credit Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	362	12/31/24	$75,383,672	$147,602
U.S. Treasury Ultra 10-Year Note	11	12/19/24	1,301,265	(1,613)
U.S. Treasury Ultra Long Bond	153	12/19/24	20,363,344	(141,299)
			$97,048,281	$4,690
Short Contracts:
U.S. Treasury 5-Year Note	(987)	12/31/24	(108,454,336)	(79,062)
U.S. Treasury 10-Year Note	(232)	12/19/24	(26,513,250)	2,067
U.S. Treasury Long Bond	(153)	12/19/24	(19,000,687)	32,154
			$(153,968,273)	$(44,841)

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$181,823
Total Asset Derivatives		$181,823
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$221,974
Total Liability Derivatives		$221,974

See Accompanying Notes to Financial Statements

35

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,871,093
Total	$1,871,093

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(512,931)
Total	$(512,931)

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $870,828,923.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$18,652,463
Gross Unrealized Depreciation	(36,948,691)
Net Unrealized Depreciation	$(18,296,228)

See Accompanying Notes to Financial Statements

36

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

166107 (0924)

Semi-Annual Financial Statements and Other Information

September 30, 2024

■	Voya VACS Series EMHCD Fund
■	Voya VACS Series HYB Fund
■	Voya VACS Series SC Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT voyainvestments.com

Statements of Assets and Liabilities	1
Statements of Operations	2
Statements of Changes in Net Assets	3
Financial Highlights	5
Notes to Financial Statements	6
Portfolios of Investments	16

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited)

	Voya VACS Series EMHCD Fund	Voya VACS Series HYB Fund	Voya VACS Series SC Fund
ASSETS:
Investments in securities at fair value+*	$110,044,133	$136,044,933	$190,418,749
Short-term investments at fair value†	5,757,642	8,896,041	12,683,445
Cash	95,029	292,590	19,097
Cash collateral for futures contracts	162,245	—	304,200
Foreign currencies at value‡	454	—	—
Receivables:
Investment securities sold	1,017	419,944	1,100,095
Fund shares sold	—	14,933,844	—
Dividends	2,609	2,416	2,362
Interest	1,473,169	2,211,949	869,579
Variation margin on futures contracts	2,918	—	56,603
Prepaid expenses	6,583	11,756	9,352
Reimbursement due from Investment Adviser	—	—	11,025
Other assets	417	400	675
Total assets	117,546,216	162,813,873	205,475,182
LIABILITIES:
Income distribution payable	—	—	288,692
Payable for investment securities purchased	4,447,546	6,117,057	2,997,424
Payable for fund shares redeemed	2,858	27,673	18,798
Payable upon receipt of securities loaned	944,306	2,969,896	—
Payable to trustees under the deferred compensation plan (Note 5)	417	400	675
Payable for trustee fees	303	326	512
Payable for foreign capital gains tax	155,505	—	—
Other accrued expenses and liabilities	28,440	29,166	40,259
Total liabilities	5,579,375	9,144,518	3,346,360
NET ASSETS	$111,966,841	$153,669,355	$202,128,822

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$100,819,118	$148,348,797	$189,646,625
Total distributable earnings	11,147,723	5,320,558	12,482,197
NET ASSETS	$111,966,841	$153,669,355	$202,128,822

+ Including securities loaned at value	$923,154	$2,890,816	$—
* Cost of investments in securities	$102,702,343	$130,359,208	$176,922,965
† Cost of short-term investments	$5,758,008	$8,896,402	$12,684,733
‡ Cost of foreign currencies	$441	$—	$—

Net assets	$111,966,841	$153,669,355	$202,128,822
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,292,926	14,748,941	19,061,748
Net asset value and redemption price per share	$10.88	$10.42	$10.60

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2024 (Unaudited)

	Voya VACS Series EMHCD Fund	Voya VACS Series HYB Fund	Voya VACS Series SC Fund
INVESTMENT INCOME:
Dividends	$14,908	$20,264	$32,469
Interest, net of foreign taxes withheld*	4,236,628	5,107,514	5,906,851
Securities lending income, net	10,521	19,494	—
Other	270	279	448
Total investment income	4,262,327	5,147,551	5,939,768
EXPENSES:
Transfer agent fees	335	266	218
Shareholder reporting expense	704	366	3,253
Registration fees	13,781	14,149	10,751
Professional fees	21,944	46,158	44,570
Custody and accounting expense	21,115	12,805	24,215
Trustee fees	1,515	1,628	2,560
Miscellaneous expense	6,076	6,511	6,389
Total expenses	65,470	81,883	91,956
Waived and reimbursed fees	—	—	(39,792)
Net expenses	65,470	81,883	52,164
Net investment income	4,196,857	5,065,668	5,887,604
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,484,588	(6,282)	90,772
Futures	(4,197)	—	489,779
Net realized gain (loss)	2,480,391	(6,282)	580,551
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	1,411,107	2,506,455	4,755,473
Foreign currency related transactions	12	—	—
Futures	(18,722)	—	(114,528)
Net change in unrealized appreciation (depreciation)	1,392,397	2,506,455	4,640,945
Net realized and unrealized gain	3,872,788	2,500,173	5,221,496
Increase in net assets resulting from operations	$8,069,645	$7,565,841	$11,109,100
* Foreign taxes withheld	$195	$—	$—
# Change in foreign capital gains taxes accrued	$155,505	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series EMHCD Fund		Voya VACS Series HYB Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment income	$4,196,857	$9,140,803	$5,065,668	$9,995,957
Net realized gain (loss)	2,480,391	2,392,274	(6,282)	(305,492)
Net change in unrealized appreciation
(depreciation)	1,392,397	5,515,400	2,506,455	1,852,476
Increase in net assets resulting from
operations	8,069,645	17,048,477	7,565,841	11,542,941
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(4,137,048)	(10,236,184)	(5,171,876)	(9,938,067)
Total distributions	(4,137,048)	(10,236,184)	(5,171,876)	(9,938,067)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,119,880	191,064	66,731,386	232,044
Reinvestment of distributions	4,137,048	10,236,184	5,171,876	9,938,067
	12,256,928	10,427,248	71,903,262	10,170,111
Cost of shares redeemed	(28,077,398)	(35,087,866)	(48,471,127)	(8,177,674)
Net increase (decrease) in net assets resulting from capital share transactions	(15,820,470)	(24,660,618)	23,432,135	1,992,437
Net increase (decrease) in net assets	(11,887,873)	(17,848,325)	25,826,100	3,597,311
NET ASSETS:
Beginning of year or period	123,854,714	141,703,039	127,843,255	124,245,944
End of year or period	$111,966,841	$123,854,714	$153,669,355	$127,843,255

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series SC Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment income	$5,887,604	$11,457,211
Net realized gain (loss)	580,551	(1,237,582)
Net change in unrealized appreciation (depreciation)	4,640,945	8,940,471
Increase in net assets resulting from operations	11,109,100	19,160,100
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(5,733,613)	(11,969,446)
Total distributions	(5,733,613)	(11,969,446)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	45,736,994	4,851,900
Reinvestment of distributions	3,161,488	5,140,590
	48,898,482	9,992,490
Cost of shares redeemed	(54,659,886)	(51,131,440)
Net decrease in net assets resulting from capital share transactions	(5,761,404)	(41,138,950)
Net decrease in net assets	(385,917)	(33,948,296)
NET ASSETS:
Beginning of year or period	202,514,739	236,463,035
End of year or period	$202,128,822	$202,514,739

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya VACS Series EMHCD Fund
09-30-24+	10.53	0.36	•	0.35	0.71	0.36	—	—	0.36	—	10.88	6.90	0.11	0.11	0.11	6.91	111,967	51
03-31-24	10.03	0.67	•	0.58	1.25	0.67	0.08	—	0.75	—	10.53	12.98	0.13	0.13	0.13	6.68	123,855	120
02-17-23(4)- 03-31-23	10.00	0.07	•	0.03	0.10	0.07	—	—	0.07	—	10.03	0.98	0.08	0.08	0.08	6.43	141,703	14
Voya VACS Series HYB Fund
09-30-24+	10.24	0.40	•	0.19	0.59	0.41	—	—	0.41	—	10.42	5.86	0.13	0.13	0.13	7.76	153,669	38
03-31-24	10.11	0.82	•	0.13	0.95	0.82	—	—	0.82	—	10.24	9.85	0.12	0.12	0.12	8.18	127,843	56
02-24-23(4)- 03-31-23	10.00	0.08	•	0.11	0.19	0.08	—	—	0.08	—	10.11	1.86	0.07	0.07	0.07	8.38	124,241	2
Voya VACS Series SC Fund
09-30-24+	10.33	0.30	•	0.26	0.56	0.29	—	—	0.29	—	10.60	5.52	0.09	0.05	0.05	5.73	202,129	12
03-31-24	10.00	0.54	•	0.36	0.90	0.50	0.07	—	0.57	—	10.33	9.21	0.08	0.05	0.05	5.32	202,515	16
03-03-23(4)- 03-31-23	10.00	0.04	•	(0.01)	0.03	0.03	—	—	0.03	—	10.00	0.35	0.07	0.05	0.05	5.17	236,463	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya VACS Series HYB Fund (“HYB”), a diversified series of Voya Funds Trust.

Voya Separate Portfolios Trust is a Delaware statutory trust and is registered as an open-end management investment company under the 1940 Act. It was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya VACS Series EMHCD Fund (“EMHCD”), a non-diversified series of Voya Separate Portfolios Trust and Voya Series SC Fund (“SC”), a diversified series of Voya Separate Portfolios Trust.

Voya Funds Trust and Voya Separate Portfolios Trust are each a “Trust” and collectively referred to as the “Trusts.” HYB, EMHCD and SC are each a “Fund” and collectively referred as the “Funds.” The investment objective of the Funds is described in each Fund’s Prospectus.

The Funds’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in a Fund may only be made by “accredited investors,” within the meaning of Regulation D under the 1933 Act.

The Funds do not have a share class designation. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent each Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow each Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, each Fund may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that each Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase [a Fund’s] exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Each Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

Each Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between a Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Fund’s Master Agreements.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no open OTC derivatives for any Fund at September 30, 2024.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Funds intend to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2024, EMHCD and SC had purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2024, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
EMHCD	$17,346,998	$16,375,323
SC	20,976,200	33,992,732

Please refer to the tables within the Portfolio of Investments for open futures contracts at September 30, 2024. HYB did not enter into any futures contracts during the period ended September 30, 2024.

F. Distributions to Shareholders. Each Fund records distributions to the shareholders on the ex-dividend date. The Funds distribute capital gains, if any, annually. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of a Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
EMHCD	$58,635,331	$70,742,504
HYB	58,382,158	48,318,655
SC	21,346,361	27,470,960

U.S. government securities not included above were as follows:

	Purchases	Sales
HYB	$374,700	$—
SC	542,500	943,847

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

There is no management fee charged per the Management Agreement for EMHCD, HYB, and SC.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment Company	Fund	Percentage
Voya Balanced Income Portfolio	EMHCD	9.16%
	HYB	19.12
	SC	15.53

Voya Intermediate Bond Portfolio	EMHCD	68.30
	HYB	17.77
	SC	27.95
Voya Investment Management Co. LLC
	EMHCD	16.95
	HYB	24.63
	SC	38.48

Voya Retirement Insurance and Annuity Company	HYB	27.43

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2024, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
EMHCD	0.15%
HYB	0.15%
SC	0.05%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of September 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2025	2026	2027	Total
SC	$—	$29,951	$80,012	$109,963

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective on June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, each Fund entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended September 30, 2024.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
EMHCD
9/30/2024	758,943	—	392,706	(2,624,113)	—	(1,472,464)	8,119,880	—	4,137,048	(28,077,398)	—	(15,820,470)
3/31/2024	19,005	—	1,013,377	(3,396,842)	—	(2,364,460)	191,064	—	10,236,184	(35,087,866)	—	(24,660,618)
HYB
9/30/2024	6,488,963	—	504,769	(4,728,712)	—	2,265,020	66,731,386	—	5,171,876	(48,471,127)	—	23,432,135
3/31/2024	23,074	—	987,151	(817,694)	—	192,531	232,044	—	9,938,067	(8,177,674)	—	1,992,437
SC
9/30/2024	4,348,389	—	301,717	(5,188,441)	—	(538,335)	45,736,994	—	3,161,488	(54,659,886)	—	(5,761,404)
3/31/2024	474,327	—	506,298	(5,035,221)	—	(4,054,596)	4,851,900	—	5,140,590	(51,131,440)	—	(41,138,950)

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2024:

EMHCD

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$92,108	$(92,108)	$—
Jefferies International Ltd	438,331	(438,331)	—
Jefferies LLC	276,324	(276,324)	—
Merrill Lynch International	116,391	(116,391)	—
Total	$923,154	$(923,154)	$—

(1)	Cash collateral with a fair value of $944,306 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

HYB

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$587,120	$(587,120)	$—
Jefferies LLC	498,460	(498,460)	—
Mizuho Securities USA LLC.	459,786	(459,786)	—
Scotia Capital (USA) INC	978,214	(978,214)	—
Truist Securities INC	75,748	(75,748)	—

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 9 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Wells Fargo Bank NA	$291,488	$(291,488)	$—
Total	$2,890,816	$(2,890,816)	$—

(1)	Cash collateral with a fair value of $2,969,896 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns and perpetual preferred securities.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2024		March 31, 2023
	Ordinary	Long-term	Ordinary
	Income	Capital Gains	Income
EMHCD	$9,795,774	$440,410	$952,864
HYB	9,938,067	—	918,323
SC	11,312,104	657,342	820,674

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2024 were:

	Undistributed	Undistributed	Post-October	Unrealized				Total
	Ordinary	Long-term	Capital Losses	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	Deferred	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
EMHCD	$1,228,513	$225,245	$—	$5,761,368	$—	—	$—	$7,215,126
HYB	57,893	—	—	3,169,140	(158,653)	Short-term	—	2,926,593
					(141,787)	Long-term
					$(300,440)

SC	1,411,858	—	(2,577,575)	8,739,024	—	—	(466,596)	7,106,711

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2024, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers.

NOTE 13 — SUBSEQUENT EVENTS

Registration: At the September 26, 2024 meeting of the Funds’ Board, the Board approved the registration of the Funds’ shares under the 1933 Act, with a proposed effectiveness date of March 1, 2024.

Dividends: Subsequent to September 30, 2024, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
EMHCD	$0.0597	November 1, 2024	Daily
HYB	$0.0646	November 1, 2024	Daily
SC	$0.0598	November 1, 2024	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 58.1%
	Angola: 1.0%
550,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	$499,125	0.4
750,000	Angolan Government International Bond, 8.750%, 04/14/2032	675,233	0.6
		1,174,358	1.0

	Argentina: 1.9%
1,136,426 (2)	Argentine Republic Government International Bond, 0.750% (Step Rate @ 1.750% on 07/09/2027), 07/09/2030	699,482	0.6
224,111	Argentine Republic Government International Bond, 1.000%, 07/09/2029	146,120	0.2
2,156,220 (2)	Argentine Republic Government International Bond, 4.125% (Step Rate @ 4.750% on 07/09/2027), 07/09/2035	1,039,298	0.9
451,019 (3)	Argentine Republic Government International Bond, 5.000% (Step Rate @ 5.000% on 07/09/2024), 01/09/2038	237,687	0.2
		2,122,587	1.9

	Bahrain: 2.2%
1,700,000	Bahrain Government International Bond, 7.375%, 05/14/2030	1,840,233	1.6
600,000 (1)	Bahrain Government International Bond, 7.500%, 02/12/2036	651,000	0.6
		2,491,233	2.2

	Brazil: 2.7%
400,000	Brazilian Government International Bond, 5.625%, 02/21/2047	354,864	0.3
500,000	Brazilian Government International Bond, 6.000%, 10/20/2033	509,480	0.5
200,000	Brazilian Government International Bond, 6.125%, 03/15/2034	204,200	0.2
945,000	Brazilian Government International Bond, 6.250%, 03/18/2031	989,632	0.9
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Brazil: (continued)
900,000	Brazilian Government International Bond, 7.125%, 05/13/2054	$935,807	0.8
		2,993,983	2.7

	Colombia: 2.4%
500,000	Colombia Government International Bond, 3.250%, 04/22/2032	404,000	0.4
800,000	Colombia Government International Bond, 4.125%, 05/15/2051	506,200	0.4
550,000	Colombia Government International Bond, 5.000%, 06/15/2045	405,763	0.4
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	440,940	0.4
464,000	Colombia Government International Bond, 8.000%, 04/20/2033	499,417	0.4
455,000	Colombia Government International Bond, 8.000%, 11/14/2035	485,712	0.4
		2,742,032	2.4

	Costa Rica: 1.0%
575,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	598,000	0.5
450,000 (1)	Costa Rica Government International Bond, 7.300%, 11/13/2054	498,780	0.5
		1,096,780	1.0

	Cote d’Ivoire: 0.8%
300,000 (1)	Ivory Coast Government International Bond, 7.625%, 01/30/2033	309,000	0.3
375,000 (1)	Ivory Coast Government International Bond, 8.250%, 01/30/2037	386,484	0.3
180,979 (3)	Ivory Coast Government International Bond REGs, 5.750%, 12/31/2032	173,447	0.2
		868,931	0.8

	Dominican Republic: 2.8%
200,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	191,425	0.2
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	462,812	0.4

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Dominican Republic: (continued)
1,050,000	Dominican Republic International Bond, 5.875%, 01/30/2060	$989,559	0.9
550,000	Dominican Republic International Bond, 6.000%, 07/19/2028	565,180	0.5
350,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	359,188	0.3
350,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	357,547	0.3
150,000 (1)	Dominican Republic International Bond, 7.050%, 02/03/2031	162,047	0.2
		3,087,758	2.8

	Ecuador: 1.1%
442,550 (1)(2)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2026), 07/31/2040	231,675	0.2
1,132,845 (1)(2)	Ecuador Government International Bond, 5.500% (Step Rate @ 6.900% on 07/31/2025), 07/31/2035	648,554	0.6
500,850 (3)	Ecuador Government International Bond, 6.900%, 07/31/2030	365,871	0.3
		1,246,100	1.1

	Egypt: 2.2%
800,000	Egypt Government International Bond, 5.800%, 09/30/2027	759,000	0.7
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	364,378	0.3
1,250,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,028,912	0.9
350,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	290,493	0.3
		2,442,783	2.2

	El Salvador: 0.4%
443,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	427,495	0.4
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Gabon: 0.2%
300,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	$232,969	0.2

	Ghana: 1.1%
550,000 (4)	Ghana Government International Bond, 7.875%, 03/26/2027	297,000	0.2
1,250,000 (4)	Ghana Government International Bond, 7.875%, 02/11/2035	685,937	0.6
550,000 (4)	Ghana Government International Bond, 8.750%, 03/11/2061	301,125	0.3
		1,284,062	1.1

	Guatemala: 1.6%
435,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	431,085	0.4
600,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	615,180	0.5
250,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	259,800	0.2
500,000 (1)	Guatemala Government Bond, 6.600%, 06/13/2036	525,250	0.5
		1,831,315	1.6

	Honduras: 0.4%
250,000 (5)	Honduras Government International Bond, 5.625%, 06/24/2030	221,500	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	194,000	0.2
		415,500	0.4

	Hungary: 1.8%
500,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	336,325	0.3
450,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	460,150	0.4
500,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	597,343	0.5
650,000 (1)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	669,705	0.6
		2,063,523	1.8

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	India: 0.2%
300,000	Export-Import Bank of India, 2.250%, 01/13/2031	$260,813	0.2

	Indonesia: 1.9%
350,000	Indonesia Government International Bond, 5.250%, 01/17/2042	365,203	0.3
320,000	Indonesia Government International Bond, 5.450%, 09/20/2052	340,000	0.3
1,050,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,386,328	1.3
		2,091,531	1.9

	Jamaica: 1.0%
400,000	Jamaica Government International Bond, 7.875%, 07/28/2045	494,600	0.4
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	619,688	0.6
		1,114,288	1.0

	Jordan: 0.8%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	942,500	0.8

	Kenya: 1.0%
250,000	Republic of Kenya Government International Bond, 6.300%, 01/23/2034	204,688	0.2
500,000	Republic of Kenya Government International Bond, 7.250%, 02/28/2028	482,500	0.4
225,000	Republic of Kenya Government International Bond, 8.000%, 05/22/2032	209,260	0.2
250,000 (5)	Republic of Kenya Government International Bond, 8.250%, 02/28/2048	212,500	0.2
		1,108,948	1.0

	Lebanon: 0.3%
2,000,000 (4)	Lebanon Government International Bond, 6.100%, 10/04/2022	160,000	0.1
2,000,000 (4)	Lebanon Government International Bond 10Y, 6.850%, 03/23/2027	160,000	0.2
		320,000	0.3
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Mexico: 2.5%
740,000	Mexico Government International Bond, 3.250%, 04/16/2030	$679,690	0.6
950,000	Mexico Government International Bond, 4.875%, 05/19/2033	912,000	0.8
1,179,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,175,684	1.1
		2,767,374	2.5

	Morocco: 0.3%
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	372,344	0.3

	Nigeria: 1.8%
500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	470,938	0.4
550,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	468,050	0.4
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	409,687	0.4
475,000	Nigeria Government International Bond, 7.875%, 02/16/2032	429,281	0.4
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	271,125	0.2
		2,049,081	1.8

	Oman: 0.9%
600,000	Oman Government International Bond, 6.000%, 08/01/2029	630,563	0.6
350,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	370,234	0.3
		1,000,797	0.9

	Panama: 3.0%
300,000	Panama Government International Bond, 4.500%, 04/16/2050	221,553	0.2
550,000	Panama Government International Bond, 4.500%, 01/19/2063	387,236	0.3
500,000	Panama Government International Bond, 6.400%, 02/14/2035	513,283	0.5
550,000	Panama Government International Bond, 6.700%, 01/26/2036	576,295	0.5
600,000	Panama Government International Bond, 6.875%, 01/31/2036	631,875	0.6

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Panama: (continued)
410,000	Panama Government International Bond, 7.500%, 03/01/2031	$449,360	0.4
540,000	Panama Government International Bond, 8.000%, 03/01/2038	610,335	0.5
		3,389,937	3.0

	Paraguay: 1.6%
144,000	Paraguay Government International Bond, 5.000%, 04/15/2026	144,297	0.1
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	624,162	0.6
550,000 (1)	Paraguay Government International Bond, 5.850%, 08/21/2033	574,337	0.5
425,000 (1)	Paraguay Government International Bond, 6.000%, 02/09/2036	449,013	0.4
		1,791,809	1.6

	Peru: 0.2%
250,000	Peruvian Government International Bond, 5.625%, 11/18/2050	258,299	0.2

	Philippines: 1.0%
550,000	Philippine Government International Bond, 5.500%, 01/17/2048	588,065	0.5
500,000	Philippine Government International Bond, 5.950%, 10/13/2047	564,375	0.5
		1,152,440	1.0

	Poland: 0.7%
800,000	Republic of Poland Government International Bond, 5.500%, 03/18/2054	817,344	0.7

	Qatar: 0.7%
550,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	510,125	0.5
250,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	247,578	0.2
		757,703	0.7

	Romania: 4.0%
1,250,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,090,938	1.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Romania: (continued)
500,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	$446,094	0.4
200,000	Romanian Government International Bond, 4.000%, 02/14/2051	145,900	0.1
300,000	Romanian Government International Bond, 5.125%, 06/15/2048	262,125	0.3
684,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	680,152	0.6
300,000	Romanian Government International Bond, 6.375%, 01/30/2034	312,375	0.3
1,218,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	1,268,242	1.1
200,000 (5)	Romanian Government International Bond, 7.625%, 01/17/2053	230,373	0.2
		4,436,199	4.0

	Saudi Arabia: 2.7%
1,700,000	Saudi Government International Bond, 3.450%, 02/02/2061	1,157,751	1.0
600,000	Saudi Government International Bond, 3.750%, 01/21/2055	444,188	0.4
850,000 (1)	Saudi Government International Bond, 5.500%, 10/25/2032	904,187	0.8
500,000	Saudi Government International Bond, 5.750%, 01/16/2054	510,625	0.5
		3,016,751	2.7

	Senegal: 0.4%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	432,344	0.4

	Serbia: 0.5%
250,000	Serbia International Bond, 2.125%, 12/01/2030	209,813	0.2
275,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	294,636	0.3
		504,449	0.5

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	South Africa: 2.2%
1,300,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	$1,260,727	1.1
500,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	416,250	0.4
250,000	Republic of South Africa Government International Bond, 5.875%, 04/20/2032	249,062	0.2
600,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	538,500	0.5
		2,464,539	2.2

	Sri Lanka: 1.0%
300,000 (1)(4)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	165,000	0.1
1,300,000 (1)(4)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	736,937	0.7
350,000 (4)	Sri Lanka Government International Bond, 7.550%, 03/28/2030	197,421	0.2
		1,099,358	1.0

	Trinidad and Tobago: 0.4%
400,000 (1)	Trinidad & Tobago Government International Bond, 6.400%, 06/26/2034	414,020	0.4

	Turkey: 2.8%
300,000	Turkey Government International Bond 10Y, 5.125%, 02/17/2028	298,200	0.3
800,000	Turkey Government International Bond 10Y, 7.625%, 04/26/2029	856,200	0.8
595,000	Turkey Government International Bond 12Y, 6.500%, 09/20/2033	590,567	0.5
550,000	Turkey Government International Bond 30Y, 6.000%, 01/14/2041	486,750	0.4
600,000	Turkey Government International Bond 5Y, 9.875%, 01/15/2028	680,250	0.6
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Turkey: (continued)
200,000 (1)	Turkiye Ihracat Kredi Bankasi AS, 9.000%, 01/28/2027	$214,000	0.2
		3,125,967	2.8

	Ukraine: 1.3%
110,474 (3)	Ukraine Government International Bond (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	48,470	0.1
412,832 (3)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2034	141,292	0.1
348,869 (3)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2035	152,979	0.1
290,724 (3)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2036	126,319	0.1
299,400 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2029	176,541	0.2
618,033 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2034	275,643	0.3
569,548 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2035	247,611	0.2
535,466 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	230,224	0.2
		1,399,079	1.3

	United Arab Emirates: 0.2%
250,000 (1)	Finance Department Government of Sharjah, 6.500%, 11/23/2032	268,906	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Uruguay: 0.2%
123,334	Uruguay Government International Bond, 4.375%, 10/27/2027	$124,413	0.1
51,825	Uruguay Government International Bond, 4.375%, 01/23/2031	52,162	0.1
		176,575	0.2

	Venezuela: 0.3%
175,000	Venezuela Government International Bond, 7.000%, 03/31/2038	24,500	0.0
550,000 (4)	Venezuela Government International Bond, 9.250%, 09/15/2027	89,375	0.1
275,000	Venezuela Government International Bond, 9.250%, 05/07/2028	41,250	0.0
200,000	Venezuela Government International Bond, 9.375%, 01/13/2034	34,500	0.0
425,000	Venezuela Government International Bond, 11.750%, 10/21/2026	71,400	0.1
575,000	Venezuela Government International Bond, 11.950%, 08/05/2031	94,013	0.1
		355,038	0.3

	Zambia: 0.6%
439,337 (1)	Zambia Government International Bond, 0.500%, 12/31/2053	218,570	0.2
467,975 (1)(2)	Zambia Government International Bond, 5.750% (Step Rate @ 7.500% on 06/30/2031), 06/30/2033	412,988	0.4
		631,558	0.6
	Total Sovereign Bonds (Cost $59,745,183)	65,041,400	58.1

CORPORATE BONDS/NOTES: 40.2%
	Brazil: 3.0%
400,000 (1)	Ambipar Lux Sarl, 9.875%, 02/06/2031	415,000	0.4
875,000 (1)	Centrais Eletricas Brasileiras SA, 6.500%, 01/11/2035	880,390	0.8
800,000 (1)	LD Celulose International GmbH, 7.950%, 01/26/2032	821,200	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Brazil: (continued)
400,000 (1)	Movida Europe SA, 7.850%, 04/11/2029	$387,296	0.3
900,000 (1)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	895,050	0.8
		3,398,936	3.0

	Chile: 5.5%
416,000 (1)(3)	Banco del Estado de Chile, 7.950%, 12/31/2199	448,240	0.4
500,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	427,969	0.4
250,000	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	249,922	0.2
725,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	764,195	0.7
425,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	451,828	0.4
400,000 (1)	Empresa de Pasajeros Metro S.A., 3.693%, 09/13/2061	285,746	0.3
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	247,500	0.2
900,000 (1)	Empresa Nacional del Petroleo, 5.950%, 07/30/2034	948,825	0.8
725,000 (1)	Engie Energia Chile SA, 6.375%, 04/17/2034	772,560	0.7
450,000 (1)	Sable International Finance Ltd., 7.125%, 10/15/2032	452,038	0.4
1,100,000 (1)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	1,100,550	1.0
		6,149,373	5.5

	Colombia: 1.5%
840,000	Ecopetrol SA, 8.375%, 01/19/2036	859,740	0.8
750,000	Ecopetrol SA, 8.625%, 01/19/2029	808,879	0.7
		1,668,619	1.5

	Dominican Republic: 1.1%
1,175,000 (1)	Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/2034	1,230,695	1.1

	Guatemala: 0.6%
700,000 (1)	CT Trust, 5.125%, 02/03/2032	644,315	0.6

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	India: 0.7%
425,000 (1)	IRB Infrastructure Developers Ltd., 7.110%, 03/11/2032	$443,594	0.4
400,000	JSW Steel Ltd., 5.050%, 04/05/2032	368,000	0.3
		811,594	0.7

	Indonesia: 3.0%
500,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	480,313	0.4
300,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	279,187	0.3
550,000	Pertamina Persero PT, 5.625%, 05/20/2043	561,756	0.5
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	503,078	0.4
475,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	471,734	0.4
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	546,219	0.5
500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.250%, 01/25/2049	531,225	0.5
		3,373,512	3.0

	Jamaica: 0.6%
650,000 (1)	Kingston Airport Revenue Finance Ltd., 6.750%, 12/15/2036	672,100	0.6

	Kazakhstan: 0.6%
750,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	655,312	0.6

	Luxembourg: 2.0%
820,250 (1)	Chile Electricity Lux MPC Sarl, 6.010%, 01/20/2033	856,571	0.8
550,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	595,203	0.5
750,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	820,125	0.7
		2,271,899	2.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Malaysia: 1.1%
300,000	Petronas Capital Ltd., 2.480%, 01/28/2032	$261,576	0.2
1,050,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	1,002,325	0.9
		1,263,901	1.1

	Mexico: 7.0%
550,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	547,766	0.5
400,000 (3)	Cemex SAB de CV, 5.125%, 12/31/2199	394,700	0.3
350,000 (1)(3)	Cemex SAB de CV, 9.125%, 12/31/2199	382,848	0.3
500,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	502,350	0.4
500,000 (1)(5)	Comision Federal de Electricidad, 6.264%, 02/15/2052	458,880	0.4
700,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	698,950	0.6
950,000 (1)	FIEMEX Energia -Banco Actinver SA Institucion de Banca Multiple, 7.250%, 01/31/2041	989,187	0.9
300,000	Petroleos Mexicanos, 5.500%, 06/27/2044	197,718	0.2
1,825,000	Petroleos Mexicanos, 6.500%, 03/13/2027	1,792,150	1.6
425,000	Petroleos Mexicanos, 6.500%, 01/23/2029	402,178	0.4
960,000	Petroleos Mexicanos, 6.700%, 02/16/2032	860,784	0.8
425,000	Petroleos Mexicanos, 6.750%, 09/21/2047	304,937	0.3
500,000	Petroleos Mexicanos, 6.950%, 01/28/2060	359,050	0.3
		7,891,498	7.0

	Morocco: 0.7%
700,000 (1)	OCP SA, 6.750%, 05/02/2034	751,954	0.7

	Oman: 1.0%
1,100,000 (1)	OQ SAOC, 5.125%, 05/06/2028	1,108,594	1.0

	Panama: 1.8%
530,822	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	481,041	0.4
875,000	Banco Nacional de Panama, 2.500%, 08/11/2030	725,979	0.7

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Panama: (continued)
1,000,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	$784,020	0.7
		1,991,040	1.8

	Peru: 2.8%
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	374,700	0.3
850,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	957,525	0.9
1,050,000 (1)	Niagara Energy SAC, 5.746%, 10/03/2034	1,055,775	0.9
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	197,812	0.2
800,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	549,752	0.5
		3,135,564	2.8

	Poland: 2.1%
675,000 (1)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	692,952	0.6
925,000 (1)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	969,363	0.9
650,000 (1)	Bank Gospodarstwa Krajowego, 6.250%, 10/31/2028	697,645	0.6
		2,359,960	2.1

	Qatar: 0.7%
1,000,000 (1)	QatarEnergy, 3.300%, 07/12/2051	751,875	0.7

	South Africa: 0.7%
800,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	815,000	0.7

	Turkey: 1.9%
650,000 (1)	Eregli Demir ve Celik Fabrikalari TAS, 8.375%, 07/23/2029	669,500	0.6
725,000 (1)	Sisecam UK PLC, 8.250%, 05/02/2029	749,817	0.7
625,000 (1)	WE Soda Investments Holding PLC, 9.375%, 02/14/2031	651,562	0.6
		2,070,879	1.9

	United Arab Emirates: 1.5%
550,000	DP World Crescent Ltd., 3.875%, 07/18/2029	534,875	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Arab Emirates: (continued)
725,000 (1)	MDGH GMTN RSC Ltd., 4.375%, 11/22/2033	$716,164	0.6
400,000 (1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	427,324	0.4
		1,678,363	1.5

	Venezuela: 0.3%
1,000,000 (4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	106,500	0.1
1,750,000 (4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	201,250	0.2
		307,750	0.3
	Total Corporate Bonds/Notes (Cost $42,957,160)	45,002,733	40.2
	Total Long-Term Investments (Cost $102,702,343)	110,044,133	98.3

SHORT-TERM INVESTMENTS: 5.1%
	Commercial Paper: 3.8%
1,500,000	Exelon Corp., 2.480%, 10/02/2024	1,499,797	1.3
700,000	Sherwin-Williams Co., 5.000%, 10/02/2024	699,809	0.7
2,000,000	SYSCO Corp., 4.940%, 10/01/2024	1,999,730	1.8
	Total Commercial Paper (Cost $4,199,702)	4,199,336	3.8

	Repurchase Agreements: 0.8%
944,306 (6)	RBC Dominion Securities, Inc., Repurchase Agreement dated 09/30/2024, 4.860%, due 10/01/2024 (Repurchase Amount $944,432, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $963,192, due 10/31/24-09/20/54)	944,306	0.8
	Total Repurchase Agreements (Cost $944,306)	944,306	0.8

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
614,000 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $614,000)	$614,000	0.5

	Total Short-Term Investments (Cost $5,758,008)	$5,757,642	5.1
	Total Investments in Securities (Cost $108,460,351)	$115,801,775	103.4
	Liabilities in Excess of Other Assets	(3,834,934)	(3.4)
	Net Assets	$111,966,841	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2024.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(4)	Defaulted security.
(5)	Security, or a portion of the security, is on loan.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2024.

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$65,041,400	$—	$65,041,400
Corporate Bonds/Notes	—	45,002,733	—	45,002,733
Short-Term Investments	614,000	5,143,642	—	5,757,642
Total Investments, at fair value	$614,000	$115,187,775	$—	$115,801,775
Other Financial Instruments+
Futures	29,669	—	—	29,669
Total Assets	$643,669	$115,187,775	$—	$115,831,444
Liabilities Table
Other Financial Instruments+
Futures	$(47,260)	$—	$—	$(47,260)
Total Liabilities	$(47,260)	$—	$—	$(47,260)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2024, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	10	12/31/24	$2,082,422	$(3,457)
U.S. Treasury 5-Year Note	109	12/31/24	11,977,227	(6,850)
U.S. Treasury Long Bond	15	12/19/24	1,862,812	(10,188)
U.S. Treasury Ultra Long Bond	26	12/19/24	3,460,438	(26,765)
			$19,382,899	$(47,260)

Short Contracts:
U.S. Treasury 10-Year Note	(54)	12/19/24	(6,171,188)	237
U.S. Treasury Ultra 10-Year Note	(101)	12/19/24	(11,947,984)	29,432
			$(18,119,172)	$29,669

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$29,669
Total Asset Derivatives		$29,669

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$47,260
Total Liability Derivatives		$47,260

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(4,197)
Total	$(4,197)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(18,722)
Total	$(18,722)

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $108,475,368.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,788,277
Gross Unrealized Depreciation	(479,007)
Net Unrealized Appreciation	$7,309,270

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 85.3%
	Basic Materials: 5.4%
570,000 (1)	Avient Corp., 6.250%, 11/01/2031	$584,779	0.4
300,000 (1)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	320,743	0.2
150,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	140,582	0.1
410,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	387,461	0.3
205,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	190,700	0.1
380,000 (1)	Coeur Mining, Inc., 5.125%, 02/15/2029	369,386	0.2
450,000 (1)	Consolidated Energy Finance SA, 5.625%, 10/15/2028	380,862	0.2
618,000 (1)	Constellium SE, 5.625%, 06/15/2028	617,269	0.4
615,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	608,846	0.4
390,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	394,667	0.3
436,000 (1)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	430,851	0.3
454,000 (1)(2)	Iris Holdings, Inc., 8.750% (PIK Rate 8.750%, Cash Rate 9.500%), 02/15/2026	425,496	0.3
375,000 (1)	LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029	365,138	0.2
520,000 (1)	Mativ Holdings, Inc., 6.875%, 10/01/2026	520,091	0.3
300,000 (1)	Mativ Holdings, Inc., 8.000%, 10/01/2029	306,577	0.2
300,000 (1)	NOVA Chemicals Corp., 8.500%, 11/15/2028	320,606	0.2
135,000 (1)	Novelis Corp., 3.250%, 11/15/2026	130,392	0.1
350,000 (1)	Novelis Corp., 3.875%, 08/15/2031	320,307	0.2
135,000 (1)	Novelis Corp., 4.750%, 01/30/2030	131,000	0.1
375,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	348,292	0.2
200,000 (1)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	191,161	0.1
200,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	204,310	0.1
480,000 (1)	SPCM SA, 3.125%, 03/15/2027	458,646	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
490,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	$238,545	0.2
		8,386,707	5.4

	Communications: 10.4%
800,000 (1)	Altice France SA, 5.125%, 07/15/2029	563,318	0.4
300,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	173,250	0.1
1,015,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	920,816	0.6
755,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	653,398	0.4
565,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	550,029	0.4
590,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	581,124	0.4
230,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	229,723	0.2
440,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	440,000	0.3
750,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	726,739	0.5
1,100,000 (1)	CSC Holdings LLC, 11.250%, 05/15/2028	1,062,751	0.7
785,000 (1)	Directv Financing LLC / Directv Financing Co- Obligor, Inc., 5.875%, 08/15/2027	771,292	0.5
720,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	756,249	0.5
385,000 (1)	GCI LLC, 4.750%, 10/15/2028	370,043	0.2
610,000 (1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	381,958	0.2
585,000 (1)	Level 3 Financing, Inc., 4.000%, 04/15/2031	428,513	0.3
665,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	719,031	0.5
685,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	666,580	0.4
580,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	582,562	0.4

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
375,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	$356,651	0.2
210,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	203,056	0.1
1,075,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,058,338	0.7
475,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	459,605	0.3
675,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	677,652	0.4
295,000 (1)	Viasat, Inc., 6.500%, 07/15/2028	231,756	0.2
220,000 (1)(3)	Viasat, Inc., 7.500%, 05/30/2031	151,738	0.1
360,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	327,032	0.2
875,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	844,010	0.5
652,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	581,018	0.4
485,000 (1)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	493,699	0.3
		15,961,931	10.4

	Consumer, Cyclical: 15.7%
515,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	510,574	0.3
235,000 (1)(3)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	249,599	0.2
541,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	544,793	0.3
440,000 (1)	American Airlines, Inc., 7.250%, 02/15/2028	450,787	0.3
134,167 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	133,894	0.1
315,000 (3)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	306,897	0.2
266,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	254,812	0.2
113,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	116,294	0.1
310,000 (1)	Brinker International, Inc., 5.000%, 10/01/2024	310,000	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
485,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	$461,654	0.3
505,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	527,917	0.3
350,000 (1)	Carnival Corp., 4.000%, 08/01/2028	337,813	0.2
760,000 (1)	Carnival Corp., 6.000%, 05/01/2029	770,506	0.5
810,900 (1)(2)	Carvana Co., 12.000% (PIK Rate 12.000%, Cash Rate 9.000%), 12/01/2028	852,335	0.5
515,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	515,946	0.3
460,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	480,591	0.3
405,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	428,354	0.3
385,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	339,401	0.2
103,000 (1)	Gap, Inc., 3.625%, 10/01/2029	93,271	0.1
347,000 (1)	Gap, Inc., 3.875%, 10/01/2031	303,699	0.2
395,000 (1)	Gates Corp., 6.875%, 07/01/2029	409,656	0.3
455,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	463,366	0.3
544,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	554,650	0.4
436,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	434,877	0.3
435,000 (1)	Interface, Inc., 5.500%, 12/01/2028	426,723	0.3
657,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	654,949	0.4
415,000 (1)	Lithia Motors, Inc., 4.375%, 01/15/2031	386,481	0.2
90,000	M/I Homes, Inc., 3.950%, 02/15/2030	84,586	0.0
260,000	M/I Homes, Inc., 4.950%, 02/01/2028	255,817	0.2
180,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	151,032	0.1
260,000 (1)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	252,292	0.2
208,000 (1)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	204,490	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
472,000 (1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	$443,975	0.3
270,000	MGM Resorts International, 4.625%, 09/01/2026	268,494	0.2
235,000	MGM Resorts International, 4.750%, 10/15/2028	230,462	0.1
115,000	MGM Resorts International, 6.500%, 04/15/2032	117,266	0.1
705,000 (1)	Michaels Cos., Inc., 5.250%, 05/01/2028	521,061	0.3
290,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	282,138	0.2
145,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	145,010	0.1
130,000 (1)	NCL Corp. Ltd., 5.875%, 03/15/2026	130,089	0.1
85,000 (1)	NCL Corp. Ltd., 8.375%, 02/01/2028	89,323	0.1
270,000 (1)	NCL Finance Ltd., 6.125%, 03/15/2028	275,592	0.2
400,000 (1)	Raising Cane’s Restaurants LLC, 9.375%, 05/01/2029	433,632	0.3
310,000 (1)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	330,541	0.2
1,045,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,055,062	0.7
245,000 (1)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	248,369	0.2
460,000 (3)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	472,870	0.3
440,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	436,960	0.3
460,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	464,343	0.3
206,480 (1)	Staples, Inc., 12.750%, 01/15/2030	169,839	0.1
530,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	512,168	0.3
351,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	313,247	0.2
69,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	64,417	0.0
480,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	479,514	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
260,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	$256,032	0.2
490,000 (1)	Victoria’s Secret & Co., 4.625%, 07/15/2029	433,257	0.3
875,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	875,001	0.6
125,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	126,673	0.1
430,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	369,809	0.2
275,000 (3)	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	206,012	0.1
575,000 (3)	Walgreens Boots Alliance, Inc., 8.125%, 08/15/2029	574,481	0.4
500,000 (1)	William Carter Co., 5.625%, 03/15/2027	499,427	0.3
550,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	550,795	0.4
200,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	198,406	0.1
330,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	333,389	0.2
		24,175,710	15.7

	Consumer, Non-cyclical: 18.7%
395,000 (1)(3)	1375209 BC Ltd., 9.000%, 01/30/2028	391,852	0.3
490,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	478,764	0.3
400,000 (1)	AdaptHealth LLC, 4.625%, 08/01/2029	370,808	0.2
495,000 (1)	ADT Security Corp., 4.125%, 08/01/2029	473,248	0.3
300,000 (1)	AHP Health Partners, Inc., 5.750%, 07/15/2029	295,392	0.2
447,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	418,055	0.3
390,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	392,900	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
300,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	$282,319	0.2
650,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	610,513	0.4
390,000 (1)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	349,609	0.2
195,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	183,528	0.1
210,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	202,512	0.1
670,000 (1)(3)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	685,835	0.4
440,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	344,738	0.2
325,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	293,828	0.2
446,763	Bausch Lomb, 8.563%, 05/10/2027	445,584	0.3
440,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	460,928	0.3
329,000 (1)	Brink’s Co., 6.500%, 06/15/2029	341,123	0.2
195,000 (1)	Brink’s Co., 6.750%, 06/15/2032	203,640	0.1
725,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	703,827	0.5
400,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.625%, 07/01/2029	420,548	0.3
875,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	805,985	0.5
695,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	684,445	0.4
550,000 (1)	Cimpress PLC, 7.375%, 09/15/2032	555,143	0.4
410,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	431,906	0.3
160,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	144,454	0.1
620,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	591,502	0.4
460,000 (1)	Embecta Corp., 5.000%, 02/15/2030	423,928	0.3
550,000	Encompass Health Corp., 4.750%, 02/01/2030	538,008	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
425,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	$451,299	0.3
155,000 (1)	Garda World Security Corp., 4.625%, 02/15/2027	152,324	0.1
445,000 (1)	Garda World Security Corp., 6.000%, 06/01/2029	427,475	0.3
457,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	457,262	0.3
466,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	451,051	0.3
470,000 (1)	LifePoint Health, Inc., 10.000%, 06/01/2032	517,290	0.3
575,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	544,878	0.3
345,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	338,763	0.2
145,000 (1)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	149,579	0.1
430,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	396,812	0.3
264,000	New Albertsons L.P., 7.450%, 08/01/2029	277,035	0.2
825,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	777,795	0.5
200,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	212,140	0.1
545,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	557,592	0.4
400,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	399,802	0.3
550,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	554,617	0.4
570,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	545,903	0.4
226,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	228,130	0.1
300,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	302,641	0.2
110,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	112,070	0.1
690,000 (1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	690,707	0.4
430,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	412,721	0.3
440,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	443,033	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
340,000	Service Corp. International, 5.750%, 10/15/2032	$342,651	0.2
390,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	370,396	0.2
340,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	353,518	0.2
385,000 (1)	Star Parent, Inc., 9.000%, 10/01/2030	413,809	0.3
424,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	411,029	0.3
460,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	458,632	0.3
605,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	610,312	0.4
595,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	605,467	0.4
431,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	430,955	0.3
350,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	334,156	0.2
385,000	United Rentals North America, Inc., 4.875%, 01/15/2028	382,448	0.2
90,000	United Rentals North America, Inc., 5.500%, 05/15/2027	90,223	0.1
470,000 (1)	US Foods, Inc., 5.750%, 04/15/2033	471,680	0.3
500,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	510,894	0.3
465,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	490,197	0.3
210,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	204,302	0.1
395,000 (1)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	394,947	0.3
		28,801,457	18.7

	Energy: 10.0%
290,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	287,199	0.2
410,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	410,688	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
365,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	$367,102	0.2
210,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.625%, 09/01/2032	215,501	0.1
69,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	69,272	0.0
490,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	484,477	0.3
125,000 (1)	Baytex Energy Corp., 7.375%, 03/15/2032	124,664	0.1
465,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	482,340	0.3
556,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	557,677	0.4
465,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	465,533	0.3
295,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	295,571	0.2
340,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	357,998	0.2
286,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	273,783	0.2
265,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	251,046	0.2
565,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	582,195	0.4
505,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	514,421	0.3
115,000 (1)	Encino Acquisition Partners Holdings LLC, 8.750%, 05/01/2031	121,042	0.1
475,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	491,676	0.3
230,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	230,513	0.1
380,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	394,474	0.3
240,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	233,678	0.2
270,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	263,415	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
265,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	$258,233	0.2
450,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	453,429	0.3
450,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	466,057	0.3
105,000 (1)	Matador Resources Co., 6.500%, 04/15/2032	104,922	0.1
525,000 (1)	Matador Resources Co., 6.875%, 04/15/2028	534,406	0.3
445,000 (1)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	439,704	0.3
465,000	Murphy Oil Corp., 6.375%, 07/15/2028	472,788	0.3
145,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	149,775	0.1
310,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	309,976	0.2
205,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	208,458	0.1
230,000 (1)	SM Energy Co., 6.750%, 08/01/2029	231,133	0.1
580,000	Southwestern Energy Co., 5.375%, 02/01/2029	578,526	0.4
100,000	Southwestern Energy Co., 5.700%, 01/23/2025	99,994	0.1
130,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	135,930	0.1
180,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	173,194	0.1
400,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	383,541	0.2
215,000 (1)	Talos Production, Inc., 9.000%, 02/01/2029	221,579	0.1
280,000 (1)	Talos Production, Inc., 9.375%, 02/01/2031	288,114	0.2
255,000 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	255,279	0.2
65,000 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	67,008	0.0
445,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	414,081	0.3
505,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	516,293	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
550,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	$573,754	0.4
515,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	544,152	0.4
		15,354,591	10.0

	Financial: 8.5%
200,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	193,074	0.1
435,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	448,037	0.3
215,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 8.500%, 06/15/2029	224,695	0.2
1,085,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	1,097,734	0.7
295,000	Ally Financial, Inc., 5.750%, 11/20/2025	296,372	0.2
200,000	Ally Financial, Inc., 6.700%, 02/14/2033	204,667	0.1
450,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	427,773	0.3
485,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	463,166	0.3
393,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	393,181	0.3
385,000 (1)	CI Financial Corp., 7.500%, 05/30/2029	401,680	0.3
475,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	479,843	0.3
410,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	411,275	0.3
250,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	280,215	0.2
100,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	102,936	0.1
100,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	97,802	0.1
410,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	400,768	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
214,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	$197,691	0.1
380,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	368,474	0.2
360,000 (3)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	289,929	0.2
420,000 (3)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	377,155	0.2
320,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	318,713	0.2
505,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	484,855	0.3
220,000	Navient Corp., 5.000%, 03/15/2027	218,228	0.1
180,000	Navient Corp., 6.750%, 06/25/2025	181,245	0.1
200,000	OneMain Finance Corp., 4.000%, 09/15/2030	178,297	0.1
470,000	OneMain Finance Corp., 5.375%, 11/15/2029	452,052	0.3
190,000	OneMain Finance Corp., 7.125%, 03/15/2026	194,118	0.1
475,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	498,605	0.3
485,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	504,579	0.3
345,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	317,688	0.2
110,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 04/01/2032	113,760	0.1
500,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	523,632	0.3
210,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	205,529	0.1
570,000 (1)	Ryan Specialty LLC, 5.875%, 08/01/2032	579,890	0.4
80,000 (1)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	79,917	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
590,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	$586,655	0.4
415,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	435,590	0.3
		13,029,820	8.5

	Industrial: 11.4%
370,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	385,128	0.2
515,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	539,413	0.3
400,000 (1)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/2029	357,413	0.2
270,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	285,920	0.2
227,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	227,779	0.1
245,000 (1)	Bombardier, Inc., 8.750%, 11/15/2030	269,334	0.2
495,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	493,469	0.3
95,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	94,413	0.1
423,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	413,951	0.3
445,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	469,553	0.3
415,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	425,524	0.3
662,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	683,412	0.4
595,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	577,929	0.4
554,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	552,186	0.4
525,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	522,375	0.3
460,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	442,183	0.3
433,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	415,412	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
190,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	$186,600	0.1
196,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	202,213	0.1
575,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	569,914	0.4
565,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	551,811	0.4
225,000 (1)(2)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.000%, Cash Rate 9.750%), 01/15/2026	225,141	0.1
390,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	387,668	0.3
450,000 (1)	Madison IAQ LLC, 5.875%, 06/30/2029	438,529	0.3
455,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	465,221	0.3
490,000 (1)	Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.500%, 04/15/2030	478,112	0.3
655,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	673,721	0.4
470,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	454,577	0.3
245,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	249,319	0.2
520,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	476,651	0.3
515,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	556,035	0.4
385,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	343,318	0.2
235,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	222,600	0.1
365,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	361,330	0.2
338,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	339,479	0.2
480,000 (1)	Terex Corp., 6.250%, 10/15/2032	480,000	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
435,000	TransDigm, Inc., 4.625%, 01/15/2029	$420,447	0.3
395,000	TransDigm, Inc., 5.500%, 11/15/2027	393,941	0.3
540,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	548,054	0.4
320,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	333,629	0.2
405,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	394,702	0.3
550,000 (1)	Wilsonart LLC, 11.000%, 08/15/2032	550,694	0.4
		17,459,100	11.4

	Technology: 2.9%
445,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	464,824	0.3
1,085,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	1,080,455	0.7
290,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	295,642	0.2
195,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	182,419	0.1
390,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	411,948	0.3
455,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	501,260	0.3
220,000 (1)	Open Text Corp., 3.875%, 12/01/2029	204,720	0.1
415,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	389,965	0.3
445,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	408,776	0.3
475,000 (1)	UKG, Inc., 6.875%, 02/01/2031	491,162	0.3
		4,431,171	2.9

	Utilities: 2.3%
485,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	492,140	0.3
295,000 (1)	Calpine Corp., 4.500%, 02/15/2028	288,237	0.2
220,000 (1)	Calpine Corp., 5.000%, 02/01/2031	213,201	0.1
375,000 (1)	Calpine Corp., 5.125%, 03/15/2028	370,058	0.2
80,000 (1)	Calpine Corp., 5.250%, 06/01/2026	79,748	0.1
465,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	489,365	0.3
385,000	TransAlta Corp., 7.750%, 11/15/2029	407,001	0.3
235,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	227,638	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
435,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	$435,200	0.3
205,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	204,837	0.1
270,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	290,889	0.2
		3,498,314	2.3
	Total Corporate Bonds/ Notes (Cost $125,466,857)	131,098,801	85.3

BANK LOANS: 3.2%
	Communications: 0.2%
397,163 (4)	Gray Television Inc, 10/27/2028	367,562	0.2

	Consumer, Cyclical: 0.5%
372,656	American Greetings Corporation, Tranche B, 10.595%, (TSFR1M+5.75%), 10/30/2029	376,227	0.3
375,000	Petco Health and Wellness Company Inc, Tranche B, 8.115%, 03/06/2028	357,240	0.2
		733,467	0.5

	Consumer, Non-cyclical: 0.2%
372,502	Kuehg Corp., Term Loan B, 9.104%, (TSFR3M+4.500%), 06/12/2030	374,079	0.2

	Energy: 0.5%
450,000 (4)	Epic Ygrade, 06/29/2029	449,121	0.3
374,063 (4)	Goodnight Water Solutions Holdings, LLC, 05/22/2029	374,414	0.2
		823,535	0.5

	Financial: 0.9%
374,063	Advisor Group, Inc., 2023 Term Loan B, 8.840%, (TSFR1M+3.500%), 08/16/2028	370,634	0.3
808,903	HUB International Ltd, Facility 2024-1 Incremental Term Loans, 8.255%, (TSFR2M+3.000%), 06/20/2030	808,650	0.5
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
187,500	Truist Financial, 2nd Lien Term Loan, 10.060%, (TSFR1M+3.500%), 03/08/2032	$190,957	0.1
		1,370,241	0.9

	Industrial: 0.3%
374,063	Northstar Group Services, Inc., 10.014%, (TSFR6M+4.750%), 05/08/2030	376,225	0.3

	Technology: 0.6%
149,250	Cotiviti Hld, Tranche B, 8.574%, (TSFR1M+3.250%), 04/30/2031	149,188	0.1
375,000	Covia Holdings Corporation, 8.450%, (TSFRM1M+3.250%), 04/30/2031	377,460	0.3
375,000	Nielsen Consumer Inc., Tranche B, 11.549%, (TSFR3M+6.250%), 03/06/2028	374,375	0.2
		901,023	0.6
	Total Bank Loans (Cost $4,892,351)	4,946,132	3.2

	Total Long-Term Investments (Cost $130,359,208)	136,044,933	88.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Commercial Paper: 3.7%
1,000,000	Dominion Energy, Inc., 4.970%, 10/01/2024	999,864	0.6
3,000,000	Exelon Corp., 2.480%, 10/02/2024	2,999,593	2.0
650,000	Sherwin-Williams Co., 5.000%, 10/02/2024	649,823	0.4
1,000,000	SYSCO Corp., 4.940%, 10/01/2024	999,865	0.7
	Total Commercial Paper (Cost $5,649,506)	5,649,145	3.7

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.9%
1,000,000 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $1,000,137, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.408%, Market Value plus accrued interest $1,020,000, due 05/01/26-08/20/74)	$1,000,000	0.7
1,000,000 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $1,000,137, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.750%-5.500%, Market Value plus accrued interest $1,020,000, due 07/15/28-09/01/54)	1,000,000	0.6
969,896 (5)	RBC Dominion Securities, Inc., Repurchase Agreement dated 09/30/2024, 4.860%, due 10/01/2024 (Repurchase Amount $970,025, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $989,294, due 10/31/24-09/20/54)	969,896	0.6
	Total Repurchase Agreements (Cost $2,969,896)	2,969,896	1.9
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
277,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $277,000)	$277,000	0.2
	Total Short-Term Investments (Cost $8,896,402)	$8,896,041	5.8
	Total Investments in Securities (Cost $139,255,610)	$144,940,974	94.3
	Assets in Excess of Other Liabilities	8,728,381	5.7
	Net Assets	$153,669,355	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(3)	Security, or a portion of the security, is on loan.
(4)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$131,098,801	$—	$131,098,801
Bank Loans	—	4,946,132	—	4,946,132
Short-Term Investments	277,000	8,619,041	—	8,896,041
Total Investments, at fair value	$277,000	$144,663,974	$—	$144,940,974

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2024, the aggregate cost of securities and other investments for federal income tax purposes was the same as for financial statement purposes. The composition of unrealized appreciation and depreciation of securities and other investments was:

Cost for federal income tax purposes was $139,265,380.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,175,832
Gross Unrealized Depreciation	(500,238)
Net Unrealized Appreciation	$5,675,594

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 35.9%
422,109 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.631%, 01/25/2045	$341,391	0.2
310,592 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.755%, 03/25/2046	293,074	0.1
903,444 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	851,183	0.4
451,722 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	434,397	0.2
563,252 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.483%, 11/25/2051	480,236	0.2
591,497 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.399%, 12/25/2051	494,165	0.2
721,710 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.387%, 10/25/2051	607,792	0.3
333,173 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.110%, 11/25/2035	185,626	0.1
1,500,000 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	1,494,316	0.7
521,604 (1)(2)	CIM Trust 2019-INV3 B1A, 4.663%, 08/25/2049	496,463	0.2
361,225 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	301,090	0.2
428,243 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.860%, 09/25/2051	350,071	0.2
1,053,706 (1)(2)	COLT Mortgage Loan Trust 2021-1 A1, 0.910%, 06/25/2066	904,530	0.5
873,330 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 9.045%, (SOFR30A + 3.764%), 02/25/2040	924,307	0.5
1,054,019 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 8.430%, (SOFR30A + 3.150%), 12/25/2041	1,089,425	0.5
602,296 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	476,837	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
602,296 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.395%, (SOFR30A + 3.114%), 01/25/2040	$617,430	0.3
301,148 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 8.580%, (SOFR30A + 3.300%), 11/25/2041	310,779	0.2
1,761,717 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 10.830%, (SOFR30A + 5.550%), 01/25/2043	1,950,580	1.0
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 10.013%, (SOFR30A + 4.750%), 06/25/2043	544,109	0.3
392,538 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.143%, 07/25/2048	361,930	0.2
1,542,024 (1)(2)	Flagstar Mortgage Trust 2019-1INV B2A, 4.523%, 10/25/2049	1,418,502	0.7
1,372,368 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.199%, 03/25/2050	1,254,771	0.6
683,995 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.199%, 03/25/2050	619,168	0.3
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 9.030%, (SOFR30A + 3.750%), 12/25/2041	1,551,387	0.8
3,011,482 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.680%, (SOFR30A + 3.400%), 01/25/2042	3,112,955	1.5
2,845,850 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 10.030%, (SOFR30A + 4.750%), 02/25/2042	3,015,154	1.5
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 7.680%, (SOFR30A + 2.400%), 02/25/2042	1,541,891	0.8
1,656,315 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 9.030%, (SOFR30A + 3.750%), 02/25/2042	1,742,275	0.9
485,632 (1)(2)	GCAT Trust 2022-INV3 B1, 4.609%, 08/25/2052	455,186	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
938,555 (1)(2)	GCAT Trust 2023-NQM1 A2, 4.250%, 10/25/2057	$890,475	0.4
606,882 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.625%, 05/25/2050	527,937	0.3
981,268 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.917%, 03/25/2050	924,680	0.5
840,727 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.917%, 03/25/2050	790,154	0.4
1,233,830 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ5 B3, 2.987%, 10/25/2052	1,021,835	0.5
854,745 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	740,005	0.4
849,329 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	856,734	0.4
707,937 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.303%, 12/25/2051	600,399	0.3
451,722 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	344,489	0.2
643,279 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.389%, (TSFR1M + 0.534%), 02/25/2046	489,574	0.2
231,026 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.563%, 06/25/2049	221,388	0.1
422,907 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.151%, 05/25/2052	341,125	0.2
480,991 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.091%, 07/25/2052	389,977	0.2
1,149,746 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.304%, 11/25/2052	962,316	0.5
845,642 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A15B, 5.500%, 07/25/2053	836,982	0.4
774,312 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.706%, 07/25/2053	748,586	0.4
849,348 (1)(2)	J.P. Morgan Mortgage Trust 2023-3 A15A, 5.000%, 10/25/2053	831,584	0.4
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
298,205 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.689%, 01/25/2044	$259,857	0.1
901,709 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.448%, 01/25/2047	808,460	0.4
363,679 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.871%, 11/25/2048	334,940	0.2
368,904 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.774%, 12/25/2048	335,762	0.2
402,540 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.702%, 09/25/2048	366,786	0.2
570,368 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.702%, 09/25/2048	518,244	0.3
573,925 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.709%, 10/25/2048	524,228	0.3
793,944 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.219%, 02/25/2050	699,443	0.3
804,543 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.418%, 03/25/2050	720,216	0.4
871,059 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.921%, 10/25/2049	844,726	0.4
463,842 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.936%, 10/25/2049	451,417	0.2
959,195 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.361%, 05/25/2050	876,952	0.4
514,539 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.668%, 12/25/2049	499,775	0.2
514,539 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.668%, 12/25/2049	495,837	0.2
688,915 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.356%, 03/25/2050	639,994	0.3
681,228 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.571%, 12/25/2050	604,523	0.3
403,616 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.505%, 03/25/2051	359,167	0.2
342,092 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	285,142	0.1
987,885 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.468%, 05/25/2054	976,242	0.5
1,500,000 (1)(2)	JP Morgan Mortgage Trust 2024-9 A9A, 5.500%, 02/25/2055	1,494,316	0.7

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
235,403 (1)(2)	JP Morgan Trust 2015-1 B3, 6.676%, 12/25/2044	$227,243	0.1
554,142 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.363%, 10/25/2048	529,606	0.3
711,292 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.318%, 03/25/2052	590,023	0.3
1,050,706 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	860,025	0.4
542,067 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.744%, 09/25/2057	502,204	0.3
439,505 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	431,011	0.2
1,144,363 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 8.630%, (SOFR30A + 3.350%), 04/25/2034	1,174,178	0.6
396,565 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	331,052	0.2
1,086,604 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.971%, 10/25/2051	889,158	0.4
501,079 (1)(2)	Radnor RE Ltd. 2021-1 M1C, 7.980%, (SOFR30A + 2.700%), 12/27/2033	508,233	0.3
547,635 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.466%, 02/25/2050	490,126	0.2
490,097 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.557%, 02/25/2047	458,159	0.2
689,175 (1)(2)	Sequoia Mortgage Trust 2017-5 B3, 3.787%, 08/25/2047	631,685	0.3
376,012 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.247%, 06/25/2049	351,332	0.2
468,591 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.779%, 08/25/2049	465,257	0.2
827,956 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.502%, 09/25/2049	792,572	0.4
487,560 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.502%, 09/25/2049	473,161	0.2
681,629 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.635%, 03/25/2050	603,692	0.3
547,873 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.318%, 04/25/2050	484,537	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
708,212 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.863%, 11/25/2051	$586,210	0.3
601,735 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.132%, 01/25/2053	576,806	0.3
861,919 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 6.000%, 03/25/2054	861,893	0.4
897,807 (1)(2)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	897,780	0.4
1,000,000 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	994,734	0.5
367,946 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.642%, 10/25/2047	339,630	0.2
269,382 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	250,192	0.1
903,444 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	801,817	0.4
602,296 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	557,476	0.3
752,870 (1)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	684,779	0.3
1,089,451 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	247,992	0.1
331,263 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.930%, 11/25/2057	328,850	0.2
559,868 (1)(2)	UWM Mortgage Trust 2021-INV1 B1, 3.154%, 08/25/2051	475,159	0.2
424,915 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.221%, 12/25/2051	350,342	0.2
1,389,109 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.232%, 01/25/2052	1,156,217	0.6
276,711 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	242,465	0.1
579,942 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.372%, 12/25/2049	504,189	0.3

	Total Collateralized Mortgage Obligations (Cost $67,512,706)	72,485,072	35.9

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 35.6%
776,962 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	$579,398	0.3
1,701,186 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	1,234,167	0.6
500,000 (1)	ARZ Trust 2024-BILT F, 8.268%, 06/11/2029	516,961	0.3
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 7.044%, (TSFR1M + 1.947%), 12/15/2036	481,750	0.2
1,350,000 (1)(2)	BAMLL Trust 2024-BHP B, 7.997%, (TSFR1M + 2.900%), 08/15/2039	1,357,301	0.7
662,526 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	452,490	0.2
6,369,284 (1)(2)(3)	BANK 2017-BNK8 XE, 1.429%, 11/15/2050	223,551	0.1
15,822,796 (2)(3)	BANK 2020-BN27 XA, 1.263%, 04/15/2063	772,894	0.4
5,233,269 (2)(3)	BANK 2020-BN30 XA, 1.387%, 12/15/2053	309,881	0.2
900,000 (2)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 C, 4.352%, 02/15/2050	849,377	0.4
13,079,496 (2)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.666%, 08/15/2052	723,967	0.4
5,710,974 (1)(2)(3)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	270,780	0.1
5,050,397 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.385%, 03/15/2062	222,032	0.1
4,489,366 (1)(2)(3)	Benchmark Mortgage Trust 2019-B14 XD, 1.397%, 12/15/2062	263,623	0.1
1,841,521 (1)	Benchmark Mortgage Trust 2020-B18 AGNF, 4.139%, 07/15/2053	1,746,384	0.9
6,562,022 (2)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.908%, 07/15/2053	389,949	0.2
4,772,865 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.621%, 01/15/2054	345,787	0.2
5,502,008 (2)(3)	Benchmark Mortgage Trust 2021-B23 XA, 1.368%, 02/15/2054	298,039	0.1
10,299,775 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.202%, 04/15/2054	508,997	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,008,846 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	$751,356	0.4
2,537,173 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.440%, 05/25/2052	2,046,201	1.0
1,500,000 (1)(2)	BOCA Commercial Mortgage Trust 2024-BOCA B, 7.437%, (TSFR1M + 2.340%), 08/15/2041	1,501,833	0.7
723,659 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 7.043%, (TSFR1M + 1.946%), 04/15/2034	712,279	0.4
752,296 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 7.611%, (TSFR1M + 2.514%), 09/15/2036	747,625	0.4
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2022-CSMO B, 8.237%, (TSFR1M + 3.141%), 06/15/2027	1,006,782	0.5
580,943 (1)(2)	BX Commercial Mortgage Trust 2023-XL3 D, 8.685%, (TSFR1M + 3.589%), 12/09/2040	583,300	0.3
1,325,000 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC B, 7.237%, (TSFR1M + 2.141%), 08/15/2039	1,329,624	0.7
200,000 (1)(2)	BX Trust 2018-GW C, 6.614%, (TSFR1M + 1.517%), 05/15/2035	199,629	0.1
1,000,000 (1)(2)	BX Trust 2021-ARIA C, 6.857%, (TSFR1M + 1.760%), 10/15/2036	992,597	0.5
500,000 (1)(2)	BX Trust 2021-LGCY E, 6.911%, (TSFR1M + 1.814%), 10/15/2036	490,040	0.2
289,103 (1)(2)	BX Trust 2021-RISE C, 6.661%, (TSFR1M + 1.564%), 11/15/2036	285,090	0.1
1,177,401 (1)(2)	BX Trust 2021-SDMF D, 6.598%, (TSFR1M + 1.501%), 09/15/2034	1,153,758	0.6
5,208,489 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.535%, 08/15/2057	266,754	0.1
6,220,215 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.397%, 09/15/2050	199,041	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
674,572 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.236%, 11/10/2051	$458,054	0.2
1,250,000 (1)(2)	DK Trust 2024-SPBX D, 7.847%, (TSFR1M + 2.750%), 03/15/2034	1,246,368	0.6
3,900,752 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.094%, 08/25/2036	315,846	0.2
6,637,004 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.229%, 05/25/2029	813,759	0.4
1,455,653 (1)(4)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	1,228,717	0.6
1,000,000 (1)(2)	FS Trust 2024-HULA D, 8.036%, (TSFR1M + 2.940%), 08/15/2039	1,004,218	0.5
2,235,423 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	1,801,521	0.9
3,356,899 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	2,655,889	1.3
2,415,208 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 2C, 0.000%, 11/29/2050	1,885,986	0.9
1,616,752 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,192,346	0.6
58,121 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	57,811	0.0
1,178,995 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,114,372	0.5
1,159,119 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	1,149,132	0.6
1,178,694 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,098,558	0.5
1,000,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.390%, 09/27/2051	812,898	0.4
1,624,694 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	1,584,061	0.8
1,974,628 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	1,913,680	0.9
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,362,997 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	$961,468	0.5
1,623,791 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	1,578,581	0.8
1,605,421 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	1,474,478	0.7
653,492 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	472,057	0.2
542,067 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	351,081	0.2
1,000,000 (1)(2)	Hawaii Hotel Trust 2019-MAUI E, 7.554%, (TSFR1M + 2.457%), 05/15/2038	996,644	0.5
600,000 (1)(2)	HYT Commercial Mortgage Trust 2024-RGCY B, 7.437%, (TSFR1M + 2.341%), 09/15/2041	600,758	0.3
500,000 (1)(2)	INTOWN Mortgage Trust 2022-STAY B, 8.383%, (TSFR1M + 3.286%), 08/15/2039	501,963	0.2
1,760,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.393%, 01/05/2034	1,622,793	0.8
500,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC E, 7.911%, (TSFR1M + 2.814%), 04/15/2038	498,052	0.2
1,250,000 (1)(2)	KSL Commercial Mortgage Trust 2023-HT C, 8.535%, (TSFR1M + 3.439%), 12/15/2036	1,256,076	0.6
375,000 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 9.285%, (TSFR1M + 4.188%), 03/15/2036	372,648	0.2
377,495 (1)(2)	MHC Commercial Mortgage Trust 2021-MHC F, 7.812%, (TSFR1M + 2.715%), 04/15/2038	375,550	0.2
360,000 (1)(2)	MHC Trust 2021-MHC2 E, 7.161%, (TSFR1M + 2.064%), 05/15/2038	355,881	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,684,360 (1)(2)(3)	Morgan Stanley Capital I 2017-HR2 XD, 1.731%, 12/15/2050	$205,800	0.1
478,826 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	251,254	0.1
11,191,948 (2)(3)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.388%, 07/15/2052	508,156	0.3
653,492 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	623,396	0.3
3,011,482 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	2,600,719	1.3
4,104,649 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.390%, 11/08/2049	3,707,174	1.8
2,179,560 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.239%, 03/01/2050	1,956,208	1.0
1,508,752 (1)(4)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	1,335,358	0.7
1,897,233 (1)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,574,989	0.8
1,000,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	861,953	0.4
750,000 (1)(2)	SMRT 2022-MINI F, 8.447%, (TSFR1M + 3.350%), 01/15/2039	710,050	0.3
850,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.314%, 12/15/2049	766,534	0.4
861,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.175%, 12/15/2059	745,921	0.4
9,374,931 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.003%, 10/15/2050	185,701	0.1
6,062,474 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.624%, 08/15/2054	426,239	0.2

	Total Commercial Mortgage-Backed Securities (Cost $65,487,092)	72,023,935	35.6
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 22.7%
	Automobile Asset-Backed Securities: 0.3%
708,000	AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	$706,935	0.3

	Other Asset-Backed Securities: 18.7%
1,000,000 (1)(2)	AMMC CLO 30 Ltd. 2024-30A C, 7.941%, (TSFR3M + 2.650%), 01/15/2037	1,010,240	0.5
1,150,000 (1)(2)	AMMC CLO XI Ltd. 2012-11A CR2, 7.417%, (TSFR3M + 2.162%), 04/30/2031	1,151,316	0.6
350,000 (1)(2)	Apidos CLO XV 2013-15A CRR, 7.394%, (TSFR3M + 2.112%), 04/20/2031	350,822	0.2
730,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 7.594%, (TSFR3M + 2.312%), 10/20/2030	731,332	0.4
327,690 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	322,620	0.2
1,747,000 (1)	Aqua Finance Trust 2021-A B, 2.400%, 07/17/2046	1,510,319	0.7
823,680 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	787,577	0.4
937,350 (1)	Barings CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	919,383	0.5
250,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 7.182%, (TSFR3M + 2.000%), 10/22/2037	250,351	0.1
781,125 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 7.451%, (TSFR3M + 2.150%), 04/15/2035	781,855	0.4
1,360,763 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	1,355,190	0.7
800,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 7.647%, (TSFR3M + 2.362%), 07/17/2031	801,465	0.4
300,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 7.533%, (TSFR3M + 2.200%), 07/21/2037	303,522	0.1
663,875 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	606,194	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
414,058 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	$410,938	0.2
550,498 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A2II, 4.328%, 07/25/2048	544,455	0.3
750,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 7.219%, (TSFR3M + 2.000%), 07/17/2037	751,859	0.4
780,000 (1)(2)	Galaxy XV CLO Ltd. 2013-15A CRR, 7.413%, (TSFR3M + 2.112%), 10/15/2030	781,755	0.4
669,525 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	682,832	0.3
465,988 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	386,327	0.2
380,571 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	348,838	0.2
240,652 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	228,948	0.1
306,188 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	270,322	0.1
1,500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 7.552%, (TSFR3M + 2.270%), 07/20/2037	1,503,271	0.7
250,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 7.804%, (TSFR3M + 2.500%), 04/20/2037	252,722	0.1
450,000 (1)(2)	Octagon Investment Partners XVI Ltd. 2013-1A CR, 7.397%, (TSFR3M + 2.112%), 07/17/2030	450,893	0.2
800,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 7.786%, (TSFR3M + 2.500%), 04/16/2037	809,350	0.4
650,937 (1)(2)	Palmer Square Loan Funding Ltd. 2021-2A D, 10.390%, (TSFR3M + 5.262%), 05/20/2029	656,355	0.3
1,000,000 (1)(2)	Parallel Ltd. 2023-1A B, 8.782%, (TSFR3M + 3.500%), 07/20/2036	1,011,824	0.5
7,624 (1)	SoFi Consumer Loan Program Trust 2023-1S A, 5.810%, 05/15/2031	7,625	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,050,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.846%, (TSFR3M + 2.562%), 04/25/2034	$1,051,906	0.5
500,000 (1)(2)	Sound Point CLO XXXII Ltd. 2021-4A C, 7.696%, (TSFR3M + 2.412%), 10/25/2034	500,357	0.2
521,461 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	439,416	0.2
2,099,756 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	1,781,099	0.9
401,045 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	359,571	0.2
1,073,065 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	875,367	0.4
939,663 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	880,805	0.4
733,201 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	719,230	0.4
1,917,079 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	1,852,151	0.9
390,124 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	370,926	0.2
1,041,500 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 8.063%, (TSFR3M + 2.762%), 04/15/2035	1,043,903	0.5
490,298 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	440,621	0.2
1,850,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	1,904,405	0.9
634,358 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	577,150	0.3
333,280 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 7.843%, (TSFR3M + 2.542%), 07/15/2031	333,689	0.2
350,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 7.163%, (TSFR3M + 2.000%), 04/15/2032	350,569	0.2
606,834 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	541,094	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
416,600 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 7.491%, (TSFR3M + 2.212%), 07/18/2031	$417,363	0.2
1,712,154 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	1,612,681	0.8
1,913,344 (1)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,762,461	0.9
		37,795,264	18.7

	Student Loan Asset-Backed Securities: 3.7%
312,158 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	298,800	0.1
1,472,013 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	1,411,740	0.7
790,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	714,095	0.4
376,000 (1)	SoFi Professional Loan Program LLC 2017-D BFX, 3.610%, 09/25/2040	354,718	0.2
1,205,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,135,485	0.6
602,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	571,254	0.3
632,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	600,432	0.3
1,521,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	1,257,073	0.6
1,235,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	1,063,946	0.5
		7,407,543	3.7
	Total Asset-Backed Securities (Cost $43,923,167)	45,909,742	22.7
	Total Long-Term Investments (Cost $176,922,965)	190,418,749	94.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Commercial Paper: 6.0%
2,000,000	American Honda Finance Corp., 4.980%, 10/03/2024	$1,999,184	1.0
2,000,000	Autozone, Inc., 4.990%, 10/01/2024	1,999,727	1.0
1,000,000	Consolidated Edison, 5.000%, 10/01/2024	999,863	0.5
2,000,000	Dominion Energy, Inc., 5.000%, 10/07/2024	1,998,091	1.0
1,000,000	Exelon Corp., 2.480%, 10/02/2024	999,864	0.5
2,000,000	McDonald’s Corp., 4.470%, 10/10/2024	1,997,560	1.0
2,000,000	Volkswagen Group, 5.210%, 10/10/2024	1,997,156	1.0
	Total Commercial Paper (Cost $11,992,733)	11,991,445	6.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
692,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $692,000)	$692,000	0.3
	Total Short-Term Investments (Cost $12,684,733)	12,683,445	6.3
	Total Investments in Securities (Cost $189,607,698)	$203,102,194	100.5
	Liabilities in Excess of Other Assets	(973,372)	(0.5)
	Net Assets	$202,128,822	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$72,485,072	$—	$72,485,072
Commercial Mortgage-Backed Securities	—	72,023,935	—	72,023,935
Asset-Backed Securities	—	45,909,742	—	45,909,742
Short-Term Investments	692,000	11,991,445	—	12,683,445
Total Investments, at fair value	$692,000	$202,410,194	$—	$203,102,194
Other Financial Instruments+
Futures	30,547	—	—	30,547
Total Assets	$722,547	$202,410,194	$—	$203,132,741
Liabilities Table
Other Financial Instruments+
Futures	$(63,414)	$—	$—	$(63,414)
Total Liabilities	$(63,414)	$—	$—	$(63,414)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2024, the following futures contracts were outstanding for Voya VACS Series SC Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	69	12/31/24	$14,368,711	$28,977
U.S. Treasury Long Bond	20	12/19/24	2,483,750	(12,168)
U.S. Treasury Ultra Long Bond	33	12/19/24	4,392,093	(32,436)
			$21,244,554	$(15,627)

Short Contracts:
U.S. Treasury 5-Year Note	(235)	12/31/24	(25,822,461)	(18,810)
U.S. Treasury 10-Year Note	(72)	12/19/24	(8,228,250)	720
U.S. Treasury Ultra 10-Year Note	(6)	12/19/24	(709,781)	850
			$(34,760,492)	$(17,240)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$30,547
Total Asset Derivatives		$30,547

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$63,414
Total Liability Derivatives		$63,414

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$489,779
Total	$489,779

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(114,528)
Total	$(114,528)

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $189,689,359.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,665,115
Gross Unrealized Depreciation	(285,147)
Net Unrealized Appreciation	$13,379,968

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

220646 (0924)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 18. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: December 5, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: December 5, 2024